UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06578

The Glenmede Portfolios
(Exact name of registrant as specified in charter)

Two Avenue de Lafayette LCC-6 Boston, MA 02111
(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-442-8299

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios

Semi-Annual Report
April 30, 2008

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

TABLE OF CONTENTS

Shareholder Expenses	2

Glenmede Fund, Inc.	5

Statements of Assets and Liabilities	5

Statements of Operations	10

Statements of Changes in Net Assets	15

Statement of Cash Flows	20

Financial Highlights	21

Schedules of Investments	35

Notes to Financial Statements	128

Glenmede Portfolios	142

Statements of Assets and Liabilities	142

Statements of Operations	143

Statements of Changes in Net Assets	144

Financial Highlights	145

Schedules of Investments	147

Notes to Financial Statements	160

Additional Information	165

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2007)	Ending Account Value (April 30, 2008)	Annualized Expense Ratio	Expenses Paid During Period* (November 1 to April 30, 2008)
Government Cash Portfolio
Actual	$1,000.00	$1,019.20	0.20%	$1.00
Hypothetical (5% return less expenses)	1,000.00	1,023.87	0.20	1.01
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,011.70	0.18	0.90
Hypothetical (5% return less expenses)	1,000.00	1,023.97	0.18	0.91

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (November 1, 2007)	Ending Account Value (April 30, 2008)	Annualized Expense Ratio	Expenses Paid During Period* (November 1 to April 30, 2008)
Core Fixed Income Portfolio
Actual	$1,000.00	$1,047.10	0.56%	$2.85
Hypothetical (5% return less expenses)	1,000.00	1,022.08	0.56	2.82
Strategic Equity Portfolio
Actual	1,000.00	900.60	0.86	4.06
Hypothetical (5% return less expenses)	1,000.00	1,020.59	0.86	4.32
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	853.90	0.93	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.24	0.93	4.67
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	854.70	0.73	3.37
Hypothetical (5% return less expenses)	1,000.00	1,021.23	0.73	3.67
Large Cap Value Portfolio
Actual	1,000.00	904.10	0.95	4.50
Hypothetical (5% return less expenses)	1,000.00	1,020.14	0.95	4.77
International Portfolio
Actual	1,000.00	911.30	1.11	5.27
Hypothetical (5% return less expenses)	1,000.00	1,019.34	1.11	5.57
Philadelphia International Fund
Actual	1,000.00	907.40	0.88	4.17
Hypothetical (5% return less expenses)	1,000.00	1,020.49	0.88	4.42
U.S. Emerging Growth Portfolio
Actual	1,000.00	840.60	0.95	4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.14	0.95	4.77
Large Cap 100 Portfolio
Actual	1,000.00	917.20	0.86	4.10
Hypothetical (5% return less expenses)	1,000.00	1,020.59	0.86	4.32
Large Cap Growth Portfolio
Actual	1,000.00	894.00	0.87	4.10
Hypothetical (5% return less expenses)	1,000.00	1,020.54	0.87	4.37
Long/Short Portfolio
Actual	1,000.00	977.60	1.17	5.75
Hypothetical (5% return less expenses)	1,000.00	1,019.05	1.17	5.87
Total Market Portfolio
Actual	1,000.00	895.50	1.21	5.70
Hypothetical (5% return less expenses)	1,000.00	1,018.85	1.21	6.07

*  Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2007)	Ending Account Value (April 30, 2008)	Annualized Expense Ratio	Expenses Paid During Period* (November 1 to April 30, 2008)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,021.30	0.33%	$1.66
Hypothetical (5% return less expenses)	1,000.00	1,023.22	0.33	1.66
New Jersey Muni Portfolio
Actual	1,000.00	1,024.70	0.38	1.91
Hypothetical (5% return less expenses)	1,000.00	1,022.97	0.38	1.91

*  Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2008 — (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Assets:
Investments[1]:
Investments at value[2]	$437,850,079	$928,096,520	$246,844,293
Repurchase agreements at value	330,774,000	—	7,414,570
Total investments	768,624,079	928,096,520	254,258,863
Cash	51	54,601	—
Receivable for fund shares sold	—	—	62,800
Interest receivable	3,912,132	2,872,720	1,972,853
Prepaid expenses	29,008	28,786	7,370
Total assets	772,565,270	931,052,627	256,301,886
Liabilities:
Payable for securities purchased	10,011,431	—	—
Obligation to return securities lending collateral	16,446,593	—	30,722,743
Payable for fund shares redeemed	—	—	12,000
Dividend payable	1,646,383	1,185,396	—
Payable for Investment Advisory fees	—	—	64,644
Payable for Directors' fees	16,469	14,209	4,132
Accrued expenses	137,791	160,750	52,799
Total liabilities	28,258,667	1,360,355	30,856,318
Net Assets	$744,306,603	$929,692,272	$225,445,568
Net Assets consist of:
Par value ($0.001 of shares outstanding)	744,237	929,903	20,709
Paid-in capital in excess of par value	743,492,887	928,891,016	222,416,162
Undistributed (distributions in excess of) net investment income	28,474	(265)	752,413
Accumulated net realized gain (loss) from investment transactions	41,005	(128,382)	(2,722,851)
Net unrealized appreciation on investments	—	—	4,979,135
Total Net Assets	744,306,603	929,692,272	225,445,568
Shares Outstanding[3]	744,237,123	929,902,576	20,709,441
Net Asset Value Per Share	$1.00	$1.00	$10.89
[1] Investments at cost	$768,624,079	$928,096,520	$249,279,728
[2] Market value of securities on loan	$16,120,429	—	$30,112,195
[3] Authorized shares	1,400,000,000	1,400,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2008 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments[1]:
Investments at value[2]	$107,413,472	$288,491,844	$36,265,959
Repurchase agreements at value	698,233	3,569,288	392,977
Total investments	108,111,705	292,061,132	36,658,936
Receivable for securities sold	2,787,593	3,277,305	304,837
Receivable for fund shares sold	35,300	74,761	16,050
Dividends receivable	68,783	12,189	31,712
Interest receivable	3,786	27,715	291
Prepaid expenses	3,334	14,097	2,097
Total assets	111,010,501	295,467,199	37,013,923
Liabilities:
Payable for securities purchased	3,197,465	2,496,657	350,995
Obligation to return securities lending collateral	4,251,122	59,537,662	1,196,545
Payable for fund shares redeemed	—	73,698	68,490
Payable for Investment Advisory fees	45,716	102,534	15,671
Payable for Directors' fees	2,010	5,306	1,818
Accrued expenses	31,028	84,758	12,458
Total liabilities	7,527,341	62,300,615	1,645,977
Net Assets	$103,483,160	$233,166,584	$35,367,946
Net Assets consist of:
Par value ($0.001 of shares outstanding)	5,783	16,201	3,625
Paid-in capital in excess of par value	89,153,576	214,991,484	33,309,933
Undistributed (distributions in excess of) net investment income	7,324	(88,974)	9,722
Accumulated net realized gain (loss) from investment transactions	1,755,524	(4,675,545)	(399,151)
Net unrealized appreciation on investments	12,560,953	22,923,418	2,443,817
Total Net Assets	103,483,160	233,166,584	35,367,946
Shares Outstanding[3]	5,782,856	16,201,027	3,624,929
Net Asset Value Per Share	$17.89	—	$9.76
Advisor Class — based on net assets of $233,165,273 and shares outstanding of 16,200,938 (100,000,000 authorized shares)	—	$14.39	—
Institutional Class — based on net assets of $1,311 and shares outstanding of 89.026 (35,000,000 authorized shares)[4]	—	$14.73	—
[1] Investments at cost	$95,550,752	$269,137,714	$34,215,119
[2] Market value of securities on loan	$4,156,604	$58,053,051	$1,170,309
[3] Authorized shares	75,000,000	135,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on April 30, 2008.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2008 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Assets:
Investments[1]:
Investments at value[2]	$871,451,637	$518,578,399	$39,407,561
Repurchase agreements at value	16,753,846	7,132,541	164,255
Total investments	888,205,483	525,710,940	39,571,816
Foreign currency, at value (Note 1)[4]	1,397,137	810,584	—
Receivable for securities sold	1,812,651	1,009,489	—
Receivable for fund shares sold	72,300	671,480	31,778
Dividends receivable	5,225,334	3,136,552	7,265
Interest receivable	220,760	123,184	5,905
Foreign tax reclaims receivable	597,546	323,325	—
Prepaid expenses	28,716	14,973	2,315
Total assets	897,559,927	531,800,527	39,619,079
Liabilities:
Payable for securities purchased	18,371	10,364	—
Obligation to return securities lending collateral	125,001,450	79,387,187	8,074,914
Payable for fund shares redeemed	45,987	198,043	—
Payable for Investment Advisory fees	467,263	277,017	13,765
Payable for Directors' fees	19,530	11,311	791
Accrued expenses	280,642	85,970	11,706
Total liabilities	125,833,243	79,969,892	8,101,176
Net Assets	$771,726,684	$451,830,635	$31,517,903
Net Assets consist of:
Par value ($0.001 of shares outstanding)	43,737	25,090	5,105
Paid-in capital in excess of par value	576,876,499	354,104,892	34,158,926
Undistributed (distributions in excess of) net investment income	4,302,394	3,658,403	(8,973)
Accumulated net realized gain (loss) from investment transactions	55,342,411	23,387,383	(3,750,056)
Net unrealized appreciation on investments and foreign currencies	135,161,643	70,654,867	1,112,901
Total Net Assets	771,726,684	451,830,635	31,517,903
Shares Outstanding[3]	43,736,758	25,090,014	5,104,849
Net Asset Value Per Share	$17.64	$18.01	$6.17
[1] Investments at cost	$753,011,438	$455,038,866	$38,458,915
[2] Market value of securities on loan	$118,933,431	$75,544,856	$7,876,118
[3] Authorized shares	115,000,000	70,000,000	75,000,000
[4] International Portfolio and Philadelphia International Fund had foreign currency costs of $1,398,021 and 811,064, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2008 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Assets:
Investments[1]:
Investments at value[2]	$147,193,328	$70,808,623
Repurchase agreements at value	561,580	—
Total investments	147,754,908	70,808,623
Receivable for securities sold	—	1,763,410
Receivable for fund shares sold	28,500	2,000
Dividends receivable	138,361	47,225
Interest receivable	5,715	—
Prepaid expenses	4,963	4,847
Total assets	147,932,447	72,626,105
Liabilities:
Due to bank	—	1,471,332
Obligation to return securities lending collateral	12,295,574	—
Payable for fund shares redeemed	677	—
Payable for Investment Advisory fees	60,484	32,529
Payable for Directors' fees	3,197	1,401
Accrued expenses	41,017	20,056
Total liabilities	12,400,949	1,525,318
Net Assets	$135,531,498	$71,100,787
Net Assets consist of:
Par value ($0.001 of shares outstanding)	10,624	5,621
Paid-in capital in excess of par value	127,462,289	70,329,703
Undistributed net investment income	53,508	894
Accumulated net realized loss from investment transactions	(2,704,241)	(1,809,614)
Net unrealized appreciation on investments	10,709,318	2,574,183
Total Net Assets	135,531,498	71,100,787
Shares Outstanding[3]	10,623,946	5,620,572
Net Asset Value Per Share	$12.76	$12.65
[1] Investments at cost	$137,045,590	$68,234,440
[2] Market value of securities on loan	$12,027,310	—
[3] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2008 — (Unaudited)

	Long/Short Portfolio	Total Market Portfolio
Assets:
Investments[1]:
Investments at value	$39,093,226	$35,807,794
Repurchase agreements at value	905,168	582,051
Total investments	39,998,394	36,389,845
Receivable from Investment Advisor	11,772	7,899
Receivable for fund shares sold	4,100	—
Dividends receivable	25,942	27,643
Interest receivable	38,493	28
Cash collateral on deposit at broker	25,592,701	—
Prepaid expenses	308	549
Total assets	65,671,710	36,425,964
Liabilities:
Dividends payable for securities sold short	5,983	1,362
Payable for securities sold short, at value[3]	25,130,332	8,357,547
Payable for Investment Advisory fees	40,361	27,082
Payable for Directors' fees	1,795	605
Accrued expenses and other liabilities	20,681	23,126
Total liabilities	25,199,152	8,409,722
Net Assets	$40,472,558	$28,016,242
Net Assets consist of:
Par value ($0.001 of shares outstanding)	4,390	3,018
Paid-in capital in excess of par value	44,410,209	31,659,306
Distributions in excess of net investment income	(3,957)	(65,154)
Accumulated net realized loss from investment transactions	(7,780,035)	(4,949,249)
Net unrealized appreciation on investments and securities sold short	3,841,951	1,368,321
Total Net Assets	40,472,558	28,016,242
Shares Outstanding[2]	4,390,039	3,018,455
Net Asset Value Per Share	$9.22	$9.28
[1] Investments at cost	$38,646,315	$36,111,241
[2] Authorized shares	20,000,000	20,000,000
[3] Proceeds from securities sold short for the Long/Short Portfolio and Total Market Portfolio were $27,620,204 and $9,447,264, respectively.	—	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2008 — (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Investment income:
Interest	$15,874,828	$10,343,959	$5,313,283
Income from security lending	84,596	—	121,370
Total investment income	15,959,424	10,343,959	5,434,653
Expenses:
Management fees	—	—	375,126
Administration, transfer agent and custody fees	227,625	202,574	71,698
Professional fees	75,108	72,594	20,643
Shareholder report expenses	8,154	10,198	3,647
Shareholder servicing fees	399,651	424,786	107,179
Directors' fees and expenses	33,206	30,647	8,600
Registration and filing fees	1,473	1,708	2,892
Other expenses	33,216	31,184	8,861
Total expenses	778,433	773,691	598,646
Net investment income	15,180,991	9,570,268	4,836,007
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	41,005	—	194,758
Net change in unrealized gain of:
Investments	—	—	4,628,186
Net realized and unrealized gain	41,005	—	4,822,944
Net increase in net assets resulting from operations	$15,221,996	$9,570,268	$9,658,951

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2008 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$607,003	$1,285,442	$459,973
Interest	11,895	75,505	13,320
Income from security lending	22,073	148,057	2,202
Total investment income	640,971	1,509,004	475,495
Expenses:
Management fees	269,101	643,769	100,215
Administration, transfer agent and custody fees	30,914	77,624	17,314
Professional fees	9,137	24,237	4,484
Shareholder report expenses	1,724	4,692	684
Shareholder servicing fees (Advisor Class)	97,855	292,621	36,442
Shareholder servicing fees (Institutional Class)	—	1	—
Directors' fees and expenses	4,115	10,867	2,521
Registration and filing fees	3,244	18,369	8,834
Other expenses	4,092	10,911	1,978
Total expenses	420,182	1,083,091	172,472
Net investment income	220,789	425,913	303,023
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,793,912	(4,583,996)	(341,223)
Net change in unrealized loss of:
Investments	(12,223,251)	(34,624,507)	(3,861,293)
Net realized and unrealized loss	(10,429,339)	(39,208,503)	(4,202,516)
Net decrease in net assets resulting from operations	$(10,208,550)	$(38,782,590)	$(3,899,493)

1  The Large Cap Value Portfolio had foreign dividend withholding taxes of $178.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2008 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Investment income:
Dividends[1]	$13,916,622	$8,585,955	$106,977
Interest	104,949	54,149	3,042
Income from security lending	501,482	282,313	32,888
Total investment income	14,523,053	8,922,417	142,907
Expenses:
Management fees	3,056,411	1,776,998	87,699
Administration, transfer agent and custody fees	235,413	174,474	13,802
Professional fees	95,285	56,028	3,398
Shareholder report expenses	14,821	13,775	606
Shareholder servicing fees	1,018,803	—	39,863
Directors' fees and expenses	38,370	22,257	1,446
Registration and filing fees	4,793	16,436	3,431
Other expenses	42,551	24,121	1,635
Total expenses	4,506,447	2,084,089	151,880
Net investment income (loss)	10,016,606	6,838,328	(8,973)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	56,669,825	24,908,455	(2,320,872)
Foreign currency transactions	(492,310)	(366,884)	—
Net realized gain (loss)	56,177,515	24,541,571	(2,320,872)
Net change in unrealized loss of:
Investments	(156,181,927)	(83,502,603)	(3,692,485)
Foreign currency translation	(161,284)	(84,828)	—
Net change in unrealized loss	(156,343,211)	(83,587,431)	(3,692,485)
Net realized and unrealized loss	(100,165,696)	(59,045,860)	(6,013,357)
Net decrease in net assets resulting from operations	$(90,149,090)	$(52,207,532)	$(6,022,330)

1  The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $1,381,735 and $796,560, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2008 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Investment income:
Dividends	$1,209,395	$399,898
Interest	14,157	8,347
Income from security lending	27,971	—
Total investment income	1,251,523	408,245
Expenses:
Management fees	383,503	192,468
Administration, transfer agent and custody fees	43,248	23,438
Professional fees	14,700	6,390
Shareholder report expenses	2,536	1,155
Shareholder servicing fees	139,456	69,988
Directors' fees and expenses	6,499	3,035
Registration and filing fees	3,403	4,001
Other expenses	6,211	2,450
Total expenses	599,556	302,925
Net investment income	651,967	105,320
Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(2,704,241)	(1,794,182)
Net change in unrealized loss of:
Investments	(11,218,302)	(6,326,840)
Net realized and unrealized loss	(13,922,543)	(8,121,022)
Net decrease in net assets resulting from operations	$(13,270,576)	$(8,015,702)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2008 — (Unaudited)

	Long/Short Portfolio	Total Market Portfolio
Investment income:
Dividends[1]	$413,571	$388,798
Interest	433,913	6,489
Total investment income	847,484	395,287
Expenses:
Management fees	250,961	177,261
Administration, transfer agent and custody fees	23,749	17,425
Professional fees	5,972	4,023
Shareholder report expenses	761	557
Shareholder servicing fees	41,827	29,544
Dividends on securities sold short	161,835	60,697
Directors' fees and expenses	2,715	1,375
Initial offering fee	—	6,176
Short positions flex fees	—	53,714
Registration and filing fees	4,054	3,034
Other expenses	2,478	1,988
Total expenses	494,352	355,794
Less expenses waived/reimbursed	(87,263)	(61,929)
Net expenses	407,089	293,865
Net investment income	440,395	101,422
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(3,566,344)	(3,736,775)
Securities sold short	3,316,137	1,366,913
Net realized loss	(250,207)	(2,369,862)
Net change in unrealized gain (loss) of:
Investments	(2,270,808)	(1,777,385)
Securities sold short	1,154,682	346,111
Net change in unrealized loss	(1,116,126)	(1,431,274)
Net realized and unrealized loss	(1,366,333)	(3,801,136)
Net decrease in net assets resulting from operations	$(925,938)	$(3,699,714)

1  The Long/Short Portfolio and Total Market Portfolio had foreign dividend withholding taxes of $111 and $96, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2008 — (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$15,180,991	$9,570,268	$4,836,007
Net realized gain on:
Investment transactions	41,005	—	194,758
Net change in unrealized gain of:
Investments	—	—	4,628,186
Net increase in net assets resulting from operations	15,221,996	9,570,268	9,658,951
Distributions to shareholders from:
Net investment income	(15,222,028)	(9,570,268)	(4,888,865)
Net increase (decrease) in net assets from capital share transactions	(40,347,949)	283,027,363	15,074,720
Net increase (decrease) in net assets	(40,347,981)	283,027,363	19,844,806
NET ASSETS:
Beginning of period	784,654,584	646,664,909	205,600,762
End of period	$744,306,603	$929,692,272	$225,445,568
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$28,474	$(265)	$752,413

For the Year Ended October 31, 2007

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$40,213,914	$22,811,021	$8,992,783
Net realized gain on:
Investment transactions	14,398	—	322,516
Net change in unrealized gain of:
Investments	—	—	141,454
Net increase in net assets resulting from operations	40,228,312	22,811,021	9,456,753
Distributions to shareholders from:
Net investment income	(40,227,722)	(22,811,021)	(9,100,267)
Net increase (decrease) in net assets from capital share transactions	132,997,369	(58,729,724)	7,000,984
Net increase (decrease) in net assets	132,997,959	(58,729,724)	7,357,470
NET ASSETS:
Beginning of year	651,656,625	705,394,633	198,243,292
End of year	$784,654,584	$646,664,909	$205,600,762
Undistributed (distributions in excess of) net investment income included in net assets at end of year	$69,511	$(265)	$805,271

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2008 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$220,789	$425,913	$303,023
Net realized gain (loss) on:
Investment transactions	1,793,912	(4,583,996)	(341,223)
Net change in unrealized loss of:
Investments	(12,223,251)	(34,624,507)	(3,861,293)
Net decrease in net assets resulting from operations	(10,208,550)	(38,782,590)	(3,899,493)
Distributions to shareholders from:
Net investment income:
Advisor Class	(213,465)	(514,882)	(304,308)
Institutional Class	—	(5)	—
Net realized gain on investments	(450,649)	—	(14,824)
Net increase (decrease) in net assets from capital share transactions	13,323,484	6,885,117	(3,317,838)
Net increase (decrease) in net assets	2,450,820	(32,412,360)	(7,536,463)
NET ASSETS:
Beginning of period	101,032,340	265,578,944	42,904,409
End of period	$103,483,160	$233,166,584	$35,367,946
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,324	$(88,974)	$9,722

For the Year Ended October 31, 2007

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$347,224	$2,786	$717,055
Net realized gain on:
Investment transactions	4,232,256	32,515,675	4,518,235
Net change in unrealized gain of:
Investments	10,030,322	3,455,333	515,303
Net increase in net assets resulting from operations	14,609,802	35,973,794	5,750,593
Distributions to shareholders from:
Net investment income:
Advisor Class	(403,246)	—	(708,911)
Net realized gain on investments:
Advisor Class	(3,742,403)	(32,329,906)	(4,440,607)
Institutional Class	—	(184)	—
Net increase (decrease) in net assets from capital share transactions	5,076,190	24,684,243	(5,584,974)
Net increase (decrease) in net assets	15,540,343	28,327,947	(4,983,899)
NET ASSETS:
Beginning of year	85,491,997	237,250,997	47,888,308
End of year	$101,032,340	$265,578,944	$42,904,409
Undistributed net investment income included in net assets at end of year	—	—	$11,007

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2008 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,016,606	$6,838,328	$(8,973)
Net realized gain (loss) on:
Investment transactions	56,669,825	24,908,455	(2,320,872)
Foreign currency transactions	(492,310)	(366,884)	—
Net change in unrealized loss of:
Investments	(156,181,927)	(83,502,603)	(3,692,485)
Foreign currency translation	(161,284)	(84,828)	—
Net decrease in net assets resulting from operations	(90,149,090)	(52,207,532)	(6,022,330)
Distributions to shareholders from:
Net investment income	(5,898,224)	(3,456,286)	—
Net realized gain on investments	(9,006,605)	(7,888,623)	—
Net decrease in net assets from from capital share transactions	(109,484,752)	(46,317,181)	(1,381,062)
Net decrease in net assets	(214,538,671)	(109,869,622)	(7,403,392)
NET ASSETS:
Beginning of period	986,265,355	561,700,257	38,921,295
End of period	$771,726,684	$451,830,635	$31,517,903
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,302,394	$3,658,403	$(8,973)

For the Year Ended October 31, 2007

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$15,221,796	$10,116,152	$(177,659)
Net realized gain (loss) on:
Investment transactions	147,164,932	71,736,436	3,074,081
Foreign currency transactions	(340,804)	(230,785)	—
Net change in unrealized gain (loss) of:
Investments	17,348,419	14,877,986	(378,042)
Foreign currency translation	116,004	53,775	—
Net increase in net assets resulting from operations	179,510,347	96,553,564	2,518,380
Distributions to shareholders from:
Net investment income	(18,677,794)	(14,273,935)	—
Net realized gain on investments	(138,569,193)	(63,874,287)	(2,269,333)
Tax Return of capital	—	—	(175,926)
Net increase in net assets from capital share transactions	35,304,990	55,068,101	3,845,872
Net increase in net assets	57,568,350	73,473,443	3,918,993
NET ASSETS:
Beginning of year	928,697,005	488,226,814	35,002,302
End of year	$986,265,355	$561,700,257	$38,921,295
Undistributed net investment income included in net assets at end of year	$184,012	$276,361	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2008 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$651,967	$105,320
Net realized loss on:
Investment transactions	(2,704,241)	(1,794,182)
Net change in unrealized loss of:
Investments	(11,218,302)	(6,326,840)
Net decrease in net assets resulting from operations	(13,270,576)	(8,015,702)
Distributions to shareholders from:
Net investment income	(598,459)	(108,350)
Net increase (decrease) in net assets from capital share transactions	(7,502,776)	8,326,950
Net increase (decrease) in net assets	(21,371,811)	202,898
NET ASSETS:
Beginning of period	156,903,309	70,897,889
End of period	$135,531,498	$71,100,787
Undistributed net investment income included in net assets at end of period	$53,508	$894

For the Year Ended October 31, 2007

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$923,797	$98,072
Net realized gain on:
Investment transactions	4,689,643	2,261,643
Net change in unrealized gain of:
Investments	9,231,080	4,246,274
Net increase in net assets resulting from operations	14,844,520	6,605,989
Distributions to shareholders from:
Net investment income	(982,358)	(89,391)
Net realized gain on investments	(4,671,029)	(2,280,616)
Net increase in net assets from capital share transactions	43,440,922	29,856,978
Net increase in net assets	52,632,055	34,092,960
NET ASSETS:
Beginning of year	104,271,254	36,804,929
End of year	$156,903,309	$70,897,889
Undistributed net investment income included in net assets at end of year	—	$3,924

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the Six Months Ended April 30, 2008 — (Unaudited)

	Long/Short Portfolio	Total Market Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$440,395	$101,422
Net realized gain (loss) on:
Investment transactions	(3,566,344)	(3,736,775)
Securities sold short	3,316,137	1,366,913
Net change in unrealized gain (loss) of:
Investments	(2,270,808)	(1,777,385)
Securities sold short	1,154,682	346,111
Net decrease in net assets resulting from operations	(925,938)	(3,699,714)
Distributions to shareholders from:
Net investment income	(532,876)	(177,718)
Net decrease in net assets from from capital share transactions	(3,363,082)	(5,408,743)
Net decrease in net assets	(4,821,896)	(9,286,175)
NET ASSETS:
Beginning of period	45,294,454	37,302,417
End of period	$40,472,558	$28,016,242
Distributins in excess of net investment included in net assets at end of period	$(3,957)	$(65,154)

For the Year Ended October 31, 2007

	Long/Short Portfolio[1,2]	Total Market Portfolio[3,4]
Increase (decrease) in net assets
Operations:
Net investment income	$1,101,216	$44,149
Net realized loss on:
Investment transactions	(544,740)	(1,185,165)
Securities sold short	(6,891,911)	(1,391,461)
Net change in unrealized gain of:
Investments	3,168,035	2,055,989
Securities sold short	1,801,125	743,606
Net increase (decrease) in net assets resulting from operations	(1,366,275)	267,118
Distributions to shareholders from:
Net investment income	(1,058,562)	(35,796)
Net increase in net assets from capital share transactions	27,875,181	37,071,095
Net increase in net assets	25,450,344	37,302,417
NET ASSETS:
Beginning of year	19,844,110	—
End of year	$45,294,454	$37,302,417
Undistributed net investment income included in net assets at end of year	$88,524	$11,142

1  The Long/Short Portfolio commenced operations on September 29, 2006.

2    Effective September 18, 2007, Absolute Return Portfolio changed its name to Long/Short Portfolio.

3  The Total Market Portfolio commenced operations on December 21, 2006.

4  Effective September 18, 2007, Total Market Long/Short Portfolio changed its name to Total Market Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CASH FLOWS
For the Six Months Ended April 30, 2008 — (Unaudited)

Total Market Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	(3,699,714)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(20,677,581)
Investments sold	26,289,711
Purchases to cover securities sold short	(8,359,977)
Securities sold short	8,086,727
(Purchase)/Sale of short term investments, net	143,225
Decrease in Investment Advisor	4,794
Decrease in Interest receivable	58
Decrease in Initial offering fee	6,176
(Increase) in Dividends receivable	(275)
(Increase) in Prepaid expenses	(527)
(Decrease) in Dividends payable for securities sold short	(397)
(Decrease) in Investment Advisory fees	(12,881)
(Decrease) in Directors fees	(36)
(Decrease) in Accrued expenses	(8,253)
Net change in unrealized (appreciation) depreciation on investments	1,777,385
Net realized (gain) loss from investments	3,736,775
Net change in unrealized depreciation on securities sold short	(346,111)
Net realized loss from securities sold short	(1,366,913)
Net cash provided by (used for) operating activities	5,572,186
Cash flows from (used in) financing activities
Proceeds from shares sold	7,381,924
Payments on shares redeemed	(12,797,625)
Cash distributions paid	(156,485)
Net cash provided by (used for) financing activities	(5,572,186)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Government Cash Portfolio
	For the Six Months Ended April 30, 2008[1]	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.019	0.051	0.046	0.027	0.011	0.011
Distributions to shareholders from:
Net investment income	(0.019)	(0.051)	(0.046)	(0.027)	(0.011)	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.92%[2]	5.17%	4.68%	2.74%	1.05%	1.15%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$744,307	$784,655	$651,657	$636,425	$486,869	$450,167
Ratio of operating expenses to average net assets	0.20%[3]	0.19%	0.19%	0.19%	0.18%	0.13%
Ratio of net investment income to average net assets	3.81%[3]	5.05%	4.60%	2.73%	1.05%	1.16%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Tax-Exempt Cash Portfolio
	For the Six Months Ended April 30, 2008[1]	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.012	0.034	0.031	0.019	0.009	0.009
Distributions to shareholders from:
Net investment income	(0.012)	(0.034)	(0.031)	(0.019)	(0.009)	(0.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.17%[2]	3.45%	3.10%	1.94%	0.90%	0.88%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$929,692	$646,665	$705,395	$551,764	$530,221	$596,630
Ratio of operating expenses to average net assets	0.18%[3]	0.19%	0.19%	0.19%	0.18%	0.14%
Ratio of net investment income to average net assets	2.26%[3]	3.39%	3.07%	1.91%	0.90%	0.88%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Core Fixed Income Portfolio
	For the Six Months Ended April 30, 2008[1]	2007[2]	2006	2005	2004	2003
Net asset value, beginning of period	$10.64	$10.62	$10.64	$10.94	$10.85	$10.98
Income from investment operations:
Net investment income	0.24	0.48	0.47	0.44	0.45	0.44
Net realized and unrealized gain (loss) on investments	0.26	0.02	(0.02)	(0.30)	0.09	(0.09)
Total from investment operations	0.50	0.50	0.45	0.14	0.54	0.35
Distributions to shareholders from:
Net investment income	(0.25)	(0.48)	(0.47)	(0.44)	(0.45)	(0.48)
Total distributions	(0.25)	(0.48)	(0.47)	(0.44)	(0.45)	(0.48)
Net asset value, end of period	$10.89	$10.64	$10.62	$10.64	$10.94	$10.85
Total return	4.71%[3]	4.87%	4.38%	1.32%	5.07%	3.26%
Net assets, end of period (in 000s)	$225,446	$205,601	$198,243	$194,996	$194,284	$192,410
Ratio of operating expenses to average net assets	0.56%[4]	0.56%	0.54%	0.29%	0.19%	0.14%
Ratio of net investment income to average net assets	4.51%[4]	4.52%	4.42%	4.02%	3.82%	4.08%
Portfolio turnover rate	38%	143%	272%	229%	203%	205%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Strategic Equity Portfolio
	For the Six Months Ended April 30, 2008[1,2]	2007[1]	2006[1]	2005[1]	2004	2003
Net asset value, beginning of period	$20.00	$17.75	$16.95	$15.87	$14.94	$13.47
Income from investment operations:
Net investment income	0.04	0.07	0.11	0.17	0.19	0.20
Net realized and unrealized gain (loss) on investments	(2.02)	3.04	2.14	1.41	0.93	1.46
Total from investment operations	(1.98)	3.11	2.25	1.58	1.12	1.66
Distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.11)	(0.18)	(0.19)	(0.19)
Net realized capital gains	(0.09)	(0.77)	(1.34)	(0.32)	—	—
Total distributions	(0.13)	(0.86)	(1.45)	(0.50)	(0.19)	(0.19)
Net asset value, end of period	$17.89	$20.00	$17.75	$16.95	$15.87	$14.94
Total return	(9.94)%[3]	17.63%	13.28%	9.98%	7.53%	12.43%
Net assets, end of period (in 000s)	$103,483	$101,032	$85,492	$79,905	$65,557	$88,521
Ratio of operating expenses to average net assets	0.86%[4]	0.86%	0.85%	0.45%	0.27%	0.14%
Ratio of net investment income to average net assets	0.45%[4]	0.39%	0.59%	0.97%	1.19%	1.39%
Portfolio turnover rate	48%	64%	85%	89%	87%	79%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Advisor Shares
	For the Six Months Ended April 30, 2008[1,2]	2007[1]	2006	2005	2004	2003
Net asset value, beginning of period	$16.89	$16.63	$16.71	$17.61	$18.28	$13.93
Income from investment operations:
Net investment income (loss)	0.03	0.00 [3]	(0.02)	(0.05)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	(2.50)	2.61	2.81	2.15	2.59	4.75
Total from investment operations	(2.47)	2.61	2.79	2.10	2.53	4.76
Distributions to shareholders from:
Net investment income	(0.03)	—	—	—	—	(0.02)
Net realized capital gains	—	(2.35)	(2.87)	(3.00)	(3.20)	(0.39)
Tax return of capital	—	0.00	—	—	—	—
Total distributions	(0.03)	(2.35)	(2.87)	(3.00)	(3.20)	(0.41)
Net asset value, end of period[4]	$14.39	$16.89	$16.63	$16.71	$17.61	$18.28
Total return	(14.61)%[4]	15.94%	16.69%	12.22%	13.90%	34.23%
Net assets, end of period (in 000s)	$233,165	$265,577	$237,250	$241,970	$265,164	$275,408
Ratio of operating expenses to average net assets	0.93%[5]	0.92%	0.91%	0.92%	0.90%	0.90%
Ratio of net investment income (expenses in excess of income) to average net assets	0.36%[5]	0.00%[6]	(0.09)%	(0.28)%	(0.33)%	0.10%
Portfolio turnover rate[7]	29%	58%	60%	51%	64%	58%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Amount rounds to less than $0.01 per share.

4  Total return calculation is not annualized.

5  Annualized.

6  Amount rounds to less than 0.01% per share.

7  Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Institutional Shares
	For the Six Months Ended April 30, 2008[1]	2007[2]	2006[1]	2005	2004[1]	2003
Net asset value, beginning of period	$17.29	$16.88	$16.88	$17.73	$18.35	$13.96
Income from investment operations:
Net investment income (loss)	0.04	0.04	0.04	—	(0.02)	0.05
Net realized and unrealized gain (loss) on investments	(2.54)	2.72	2.83	2.15	2.60	4.76
Total from investment operations	(2.50)	2.76	2.87	2.15	2.58	4.81
Distributions to shareholders from:
Net investment income	(0.06)	—	—	—	—	(0.03)
Net realized capital gains	—	(2.35)	(2.87)	(3.00)	(3.20)	(0.39)
Total distributions	(0.06)	(2.35)	(2.87)	(3.00)	(3.20)	(0.42)
Net asset value, end of period	$14.73	$17.29	$16.88	$16.88	$17.73	$18.35
Total return	(14.53)%[3]	16.65%	16.99%	12.43%	14.13%	34.50%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$1	$2	$1	$1	$1	$40,629
Ratio of operating expenses to average net assets	0.73%[4]	0.72%	0.71%	0.72%	0.70%	0.70%
Ratio of net investment income (expenses in excess of income)	0.45%[4]	0.21%	0.22%	(0.09)%	(0.12)%	0.30%
Portfolio turnover rate[5]	29%	58%	60%	51%	64%	58%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Total return calculation is not annualized.

4  Annualized.

5  Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Value Portfolio
	For the Six Months Ended April 30, 2008[1]	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.89	$11.02	$10.28	$10.01	$9.00	$7.78
Income from investment operations:
Net investment income	0.08	0.17	0.15	0.18	0.17	0.16
Net realized and unrealized gain (loss) on investments	(1.12)	1.12	1.26	1.36	1.31	1.22
Total from investment operations	(1.04)	1.29	1.41	1.54	1.48	1.38
Distributions to shareholders from:
Net investment income	(0.08)	(0.17)	(0.14)	(0.19)	(0.17)	(0.16)
Net realized capital gains	(0.01)	(1.25)	(0.53)	(1.08)	(0.30)	—
Total distributions	(0.09)	(1.42)	(0.67)	(1.27)	(0.47)	(0.16)
Net asset value, end of period	$9.76	$10.89	$11.02	$10.28	$10.01	$9.00
Total return	(9.59)%[2]	11.99%	13.81%	15.66%	16.54%	18.01%
Net assets, end of period (in 000s)	$35,368	$42,904	$47,888	$26,507	$22,721	$21,297
Ratio of operating expenses to average net assets	0.95%[3]	0.91%	0.96%	0.48%	0.29%	0.17%
Ratio of net investment income to average net assets	1.66%[3]	1.48%	1.36%	1.62%	1.78%	2.06%
Portfolio turnover rate	121%	123%	92%	76%	76%	96%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Portfolio
	For the Six Months Ended April 30, 2008[1]	2007[1]	2006	2005[2]	2004	2003
Net asset value, beginning of period	$19.71	$19.59	$17.58	$16.96	$13.99	$11.67
Income from investment operations:
Net investment income	0.23	0.33	0.39	0.48	0.40	0.40
Net realized and unrealized gain (loss) on investments	(1.98)	3.43	4.61	2.26	2.88	2.23
Total from investment operations	(1.75)	3.76	5.00	2.74	3.28	2.63
Distributions to shareholders from:
Net investment income	(0.13)	(0.41)	(0.29)	(0.47)	(0.31)	(0.31)
Net realized capital gains	(0.19)	(3.23)	(2.70)	(1.65)	—	—
Total distributions	(0.32)	(3.64)	(2.99)	(2.12)	(0.31)	(0.31)
Net asset value, end of period	$17.64	$19.71	$19.59	$17.58	$16.96	$13.99
Total return	(8.87)%[3]	20.03%	28.51%	16.34%	23.60%	22.89%
Net assets, end of period (in 000s)	$771,727	$986,265	$928,697	$811,850	$1,317,762	$1,037,465
Ratio of operating expenses before waiver to net assets	1.11%[4]	1.10%	1.10%	0.32%	0.14%	0.14%
Ratio of operating expenses after waiver to average net assets	1.11%[4]	1.10%	0.98%	0.18%	0.14%	0.14%
Ratio of net investment income to average net assets	2.46%[4]	1.56%	1.91%	2.58%	2.59%	3.14%
Portfolio turnover rate	20%	39%	45%	47%	38%	48%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Fund
	For the Six Months Ended April 30, 2008[1]	2007	2006[2]	2005	2004	2003
Net asset value, beginning of period	$20.32	$19.60	$17.49	$15.86	$13.14	$11.03
Income from investment operations:
Net investment income	0.27	0.38	0.45	0.28	0.33	0.24
Net realized and unrealized gain (loss) on investments	(2.15)	3.40	4.48	2.16	2.53	2.09
Total from investment operations	(1.88)	3.78	4.93	2.44	2.86	2.33
Distributions to shareholders from:
Net investment income	(0.13)	(0.56)	(0.28)	(0.34)	(0.14)	(0.22)
Net realized capital gains	(0.30)	(2.50)	(2.54)	(0.47)	—	—
Total distributions	(0.43)	(3.06)	(2.82)	(0.81)	(0.14)	(0.22)
Net asset value, end of period	$18.01	$20.32	$19.60	$17.49	$15.86	$13.14
Total return	(9.26)%[3]	20.06%	28.29%	15.50%	21.78%	21.32%
Net assets, end of period (in 000s)	$451,831	$561,700	$488,227	$634,018	$444,906	$474,371
Ratio of operating expenses to average net assets	0.88%[4]	0.86%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	2.89%[4]	1.85%	2.20%	1.78%	1.86%	2.33%
Portfolio turnover rate	18%	45%	49%	47%	50%	42%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	U.S. Emerging Growth Portfolio
	For the Six Months Ended April 30, 2008[1]	2007[2]	2006	2005[2]	2004	2003
Net asset value, beginning of period	$7.34	$7.34	$6.22	$5.32	$5.56	$3.93
Income from investment operations:
Net investment income (loss)	(0.00)[3]	(0.04)	(0.03)	(0.05)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.17)	0.53	1.15	0.95	(0.17)	1.68
Total from investment operations	(1.17)	0.49	1.12	0.90	(0.24)	1.63
Distributions to shareholders from:
Net realized capital gains	—	(0.46)	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—	—
Total distributions	—	(0.49)	—	—	—	—
Net asset value, end of period	$6.17	$7.34	$7.34	$6.22	$5.32	$5.56
Total return	(15.94)%[4]	6.84%	18.01%	16.92%	(4.32)%	41.48%
Net assets, end of period (in 000s)	$31,518	$38,921	$35,002	$14,217	$76,065	$101,643
Ratio of operating expenses to average net assets	0.95%[5]	0.93%	0.89%	1.17%	1.22%	1.18%
Ratio of net expenses in excess of income to average net assets	(0.06)%[5]	(0.47)%	(0.43)%	(0.83)%	(1.05)%	(1.04)%
Portfolio turnover rate	61%	138%	114%	145%	89%	114%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Amount rounds to less than $0.01 per share.

4  Total return calculation is not annualized.

5  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap 100 Portfolio
	For the Six Months Ended April 30, 2008[1]	2007[2]	2006	2005	For the Period February 27, 2004[3] through October 31, 2004
Net asset value, beginning of period	$13.97	$12.92	$11.28	$10.09	$10.00
Income from investment operations:
Net investment income	0.06	0.09	0.11	0.08	0.03
Net realized and unrealized gain (loss) on investments	(1.22)	1.49	1.84	1.29	0.08
Total from investment operations	(1.16)	1.58	1.95	1.37	0.11
Distributions to shareholders from:
Net investment income	(0.05)	(0.10)	(0.11)	(0.09)	(0.02)
Net realized capital gains	—	(0.43)	(0.20)	(0.09)	—
Total distributions	(0.05)	(0.53)	(0.31)	(0.18)	(0.02)
Net asset value, end of period	$12.76	$13.97	$12.92	$11.28	$10.09
Total return	(8.28)%[4]	12.31%	17.34%	13.58%	1.05%[4]
Net assets, end of period (in 000s)	$135,531	$156,903	$104,271	$50,133	$18,194
Ratio of operating expenses to average net assets	0.86%[5]	0.85%	0.85%	0.87%	1.12%[5]
Ratio of net investment income to average net assets	0.94%[5]	0.68%	0.98%	0.76%	0.45%[5]
Portfolio turnover rate	53%	90%	90%	83%	56%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Commencement of operations.

4  Total return calculation is not annualized.

5  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Growth Portfolio
	For the Six Months Ended April 30, 2008[1]	2007[2]	2006	2005	For the Period February 27, 2004[3] through October 31, 2004
Net asset value, beginning of period	$14.17	$12.90	$11.17	$10.04	$10.00
Income from investment operations:
Net investment income (loss)	0.02	0.03	0.08	0.00 [4]	(0.01)
Net realized and unrealized gain (loss) on investments	(1.52)	1.74	1.89	1.13	0.05
Total from investment operations	(1.50)	1.77	1.97	1.13	0.04
Distributions to shareholders from:
Net investment income	(0.02)	(0.03)	(0.08)	(0.00)[4]	—
Net realized capital gains	—	(0.47)	(0.16)	—	—
Total distributions	(0.02)	(0.50)	(0.24)	(0.00)	—
Net asset value, end of period	$12.65	$14.17	$12.90	$11.17	$10.04
Total return	(10.60)%[5]	13.81%	17.65%	11.29%	0.40%[5]
Net assets, end of period (in 000s)	$71,101	$70,898	$36,805	$16,572	$5,946
Ratio of operating expenses to average net assets	0.87%[6]	0.86%	0.87%	0.93%	1.26%[6]
Ratio of net investment income (expenses in excess of income) to average net assets	0.30%[6]	0.20%	0.61%	0.02%	(0.23)%[6]
Portfolio turnover rate	61%	93%	111%	97%	64%

1  Unaudited.

2  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

3  Commencement of operations.

4  Amount rounds to less than $0.01 per share.

5  Total return calculation is not annualized.

6  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Long/Short Portfolio[1]
	For the Six Months Ended April 30, 2008[2]	2007	For the Period September 29, 2006[3] through October 31, 2006
Net asset value, beginning of period	$9.55	$9.99	$10.00
Income from investment operations:
Net investment income[4]	0.10	0.28	0.02
Net realized and unrealized loss on investments	(0.31)	(0.46)	(0.03)
Total from investment operations	(0.21)	(0.18)	(0.01)
Distributions to shareholders from:
Net investment income	(0.12)	(0.26)	—
Total distributions	(0.12)	(0.26)	—
Net asset value, end of period	$9.22	$9.55	$9.99
Total return	(2.24)%[5]	(1.85)%	(0.10)%[5]
Net assets, end of period (in 000s)	$40,473	$45,294	$19,844
Ratio of operating expenses before waiver/reimbursement to net assets	2.36%[6]	2.43%	2.51%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.95%[6]	1.85%	1.77%[6]
Ratio of operating expenses after waiver/reimbursment excluding securities sold short	1.17%[6]	1.25%	1.25%[6]
Ratio of net investment income to average net assets	2.11%[6]	2.83%	3.05%[6]
Portfolio turnover rate	271%	859%	344%

1  Effective September 18, 2007, Absolute Return Portfolio changed its name to Long/Short Portfolio.

2  Unaudited.

3  Commencement of operations.

4  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

5  Total return calculation is not annualized.

6  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Total Market Portfolio[1]
	For the Six Months Ended April 30, 2008[2]	For the Period December 21, 2006[3,4] through October 31, 2007
Net asset value, beginning of period	$10.42	$10.00
Income from investment operations:
Net investment income	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.12)	0.42
Total from investment operations	(1.09)	0.44
Distributions to shareholders from:
Net investment income	(0.05)	(0.02)
Total distributions	(0.05)	(0.02)
Net asset value, end of period	$9.28	$10.42
Total return	(10.45)%[5]	4.37%[5]
Net assets, end of period (in 000s)	$28,016	$37,302
Ratio of operating expenses before waiver/reimbursement to net assets	2.41%[6]	2.39%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.99%[6]	1.73%[6]
Ratio of operating expenses after waiver/reimbursment excluding securities sold short	1.21%[6]	1.25%[6]
Ratio of net investment income to average net assets	0.69%[6]	0.20%[6]
Portfolio turnover rate	97%	197%

1  Effective September 18, 2007, Total Market Long/Short Portfolio changed its name to Total Market Portfolio.

2  Unaudited.

3  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

4  Commencement of operations.

5  Total return calculation is not annualized.

6  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Face Amount		Value
AGENCY NOTES*,1 — 56.6%
	Federal Farm Credit Bank — 0.4%
$1,000,000	2.75% due 6/20/08[2]	$1,000,090
1,000,000	2.611% due 10/6/08[2]	999,959
1,425,000	5.10% due 10/7/08	1,440,739
		3,440,788
	Federal Home Loan Bank — 39.8%
2,000,000	3.55% due 5/23/08	1,998,146
1,700,000	3.00% due 6/12/08	1,695,903
1,245,000	4.00% due 6/13/08[3]	1,243,340
1,550,000	4.10% due 6/13/08[3]	1,548,352
1,995,000	5.25% due 6/25/08	1,997,620
1,520,000	2.29% due 6/26/08[2]	1,518,231
5,000,000	2.70% due 7/8/08[3]	5,006,800
1,600,000	5.00% due 7/9/08	1,599,160
5,000,000	2.625% due 7/15/08	4,979,866
5,000,000	4.885% due 8/20/08	5,040,409
10,000,000	2.93% due 8/21/08[2]	10,004,516
4,525,000	5.80% due 9/2/08	4,579,080
10,000,000	1.72% due 9/8/08[2]	9,971,239
7,275,000	5.00% due 9/12/08	7,336,885
10,000,000	2.65% due 9/17/08[2]	10,000,000
5,000,000	2.35% due 9/24/08	5,003,899
5,000,000	4.00% due 9/30/08	5,027,605
10,000,000	2.478% due 10/2/08[2]	10,003,749
5,000,000	4.625% due 10/24/08	5,010,555
10,000,000	2.703% due 10/29/08[2]	10,001,995
7,500,000	4.50% due 11/6/08	7,500,000
5,000,000	5.02% due 11/7/08	5,075,918
1,575,000	3.625% due 11/14/08	1,578,185
5,000,000	4.50% due 11/14/08	5,052,187
10,000,000	4.125% due 11/17/08	9,991,710
10,000,000	2.47% due 11/20/08[2]	10,000,000
2,160,000	4.625% due 11/21/08	2,181,928
10,000,000	2.87% due 11/21/08[2,3]	10,000,557
3,000,000	2.85% due 11/26/08[2]	2,999,956
5,000,000	4.50% due 11/28/08	5,000,000
10,000,000	2.846% due 12/1/08[2]	10,000,353
5,000,000	2.823% due 12/4/08[2]	5,000,296
7,000,000	4.30% due 12/10/08	7,002,890
12,030,000	4.35% due 12/11/08	12,029,458
10,000,000	2.548% due 12/12/08[2]	10,002,376

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
AGENCY NOTES*,1 — (Continued)
	Federal Home Loan Bank — (Continued)
$5,000,000	4.15% due 12/16/08	$5,049,121
5,000,000	2.558% due 1/5/09[2]	5,000,449
15,385,000	4.125% due 1/7/09	15,553,196
2,655,000	3.50% due 1/14/09	2,673,858
5,000,000	5.25% due 1/16/09	5,088,045
5,000,000	2.50% due 1/22/09	5,004,854
10,000,000	2.75% due 1/23/09[2]	10,005,320
5,000,000	5.125% due 2/2/09	5,098,951
8,545,000	3.00% due 2/5/09	8,545,049
2,000,000	5.545% due 2/17/09	2,047,945
5,000,000	2.75% due 2/20/09	5,000,000
5,000,000	4.035% due 3/2/09	5,064,099
5,000,000	2.83% due 3/3/09	5,000,000
10,000,000	2.17% due 4/8/09[2]	10,000,000
		296,114,051
	Federal Home Loan Mortgage Corporation — 7.4%
3,300,000	3.50% due 5/19/08	3,298,312
2,000,000	4.37% due 5/23/08	1,999,876
1,000,000	3.06% due 7/15/08	1,000,000
4,500,000	3.00% due 7/22/08	4,487,546
7,570,000	4.50% due 8/4/08	7,567,477
1,000,000	4.30% due 9/24/08	1,006,229
5,000,000	4.75% due 10/17/08	5,002,965
3,000,000	4.00% due 12/30/08[4]	3,028,812
9,750,000	5.25% due 1/12/09	9,916,808
2,500,000	3.875% due 1/12/09	2,521,040
5,000,000	2.80% due 2/12/09	5,000,000
10,000,000	2.649% due 4/7/09[2]	10,000,934
		54,829,999
	Federal National Mortgage Association — 9.0%
1,250,000	6.00% due 5/15/08	1,250,450
1,050,000	3.00% due 6/11/08	1,048,065
8,000,000	3.00% due 6/12/08	7,981,683
10,000,000	5.25% due 6/15/08	10,025,235
1,200,000	3.21% due 7/23/08	1,196,144
5,000,000	4.05% due 8/4/08	5,018,780
10,000,000	3.25% due 8/15/08	9,972,505
5,000,000	4.50% due 8/15/08	5,003,721
1,250,000	4.75% due 8/25/08	1,248,739
2,000,000	4.90% due 11/3/08	2,024,483
14,000,000	3.875% due 11/17/08	14,051,296

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
AGENCY NOTES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$4,000,000	3.21% due 11/28/08	$3,978,239
2,352,000	5.00% due 1/23/09	2,394,458
1,805,000	4.00% due 1/26/09[3]	1,824,850
		67,018,648
	TOTAL AGENCY NOTES (Cost $421,403,486)	421,403,486
REPURCHASE AGREEMENTS* — 44.5%
170,774,000	With Merrill Lynch & Co., Inc., dated 4/30/08, 1.96%, principal and interest in the amount of $170,783,298, due 5/1/08, (collateralized by FNR 2007-63 FC security with an aggregate par value of $194,935,083, coupon rate of 3.25%, due 7/25/37, market value of $174,260,790)	170,774,000
30,000,000	With Paine Webber, Inc., dated 4/30/08, 1.93%, principal and interest in the amount of $30,001,608, due 5/1/08, (collateralized by FN #725777 security with an aggregate par value of $30,001,730, coupon rate of 6.00%, due 9/1/34, market value of $30,661,190)	30,000,000
130,000,000	With RBS Greenwich, Inc., dated 4/30/08, 1.95%, principal and interest in the amount of $130,007,042, due 5/1/08, (collateralized by U.S. Treasury Notes with an aggregate par value of $130,693,000, coupon rate of 4.88%, due 10/31/08, market value of $132,653,395)	130,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $330,774,000)	330,774,000
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
16,446,593	State Street Navigator Securities Lending Prime Portfolio	16,446,593
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $16,446,593)	16,446,593

TOTAL INVESTMENTS (Cost $768,624,079)[5]	103.3%	$768,624,079
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.3)	(24,317,476)
NET ASSETS	100.0%	$744,306,603

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

*  Percentages indicated are based on net assets.

1  Rate represents annualized discount yield at date of purchase.

2  Floating Rate Bond. Rate shown is as of April 30, 2008.

3  Securities or partial securities on loan. See Note 5.

4  Step Coupon Bond

5  Aggregate cost for federal tax purposes was $768,624,079.

Abbreviations:

FN — Federal National Mortgage Association

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
AGENCY DIVERSIFICATION

On April 30, 2008, agency diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
AGENCIES:
Federal Home Loan Bank	39.8%	$296,114,051
Federal National Mortgage Association	9.0	67,018,648
Federal Home Loan Mortgage Corporation	7.4	54,829,999
Federal Farm Credit Bank	0.4	3,440,788
TOTAL	56.6%	$421,403,486
REPURCHASE AGREEMENTS	44.5	330,774,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.2	16,446,593
TOTAL INVESTMENTS	103.3%	$768,624,079

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — 95.9%
	Daily Variable/Floating Rate Notes — 47.7%
$2,135,000	California Housing Finance Agency, Multi Family Housing, Revenue Bonds, Series D (SPA: Landesbank Hessen-Thuerigen), 2.55% due 2/1/31	$2,135,000
5,600,000	California State Department of Water Resources, Power Supply Revenue, Series B-1 (LOC: Bank of New York), 2.35% due 5/1/22	5,600,000
7,200,000	California State Department of Water Resources, Power Supply Revenue, Series B-2 (LOC: BNP Paribas), 2.55% due 5/1/22	7,200,000
1,100,000	California State, Daily Kindergarten, Series A-2 (LOC: Citibank), 2.20% due 5/1/34	1,100,000
7,800,000	California State, Economic Recovery, Series C-1, State Guaranteed (SPA: Landesbank Baden Wurttemberg), 2.45% due 7/1/23	7,800,000
3,290,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America), 2.19% due 7/1/23	3,290,000
1,100,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuerigen), 2.19% due 7/1/23[1]	1,100,000
8,500,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 2.19% due 5/1/33	8,500,000
1,830,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 2.38% due 1/15/26	1,830,000
9,590,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 2.55% due 6/15/21	9,590,000
1,200,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America), 2.65% due 2/1/35	1,200,000
3,880,000	Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal Building Program A-8 (LOC: Bank of America.), 2.65% due 9/1/35	3,880,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 2.57% due 7/1/27	4,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$3,800,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2, 2.55% due 7/1/36	$3,800,000
4,050,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series X-3, 2.65% due 7/1/37	4,050,000
5,335,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-2, 2.55% due 7/1/35	5,335,000
4,675,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 2.75% due 1/1/16	4,675,000
3,130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 2.45% due 12/1/15	3,130,000
11,565,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project, 2.28% due 11/1/19	11,565,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC), 2.65% due 5/1/24	2,200,000
3,395,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America), 2.35% due 5/15/35	3,395,000
2,700,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America), 2.62% due 11/15/32	2,700,000
6,000,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Amoco Oil, 2.60% due 10/1/17	6,000,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project :
1,000,000	2.50% due 6/1/20	1,000,000
5,800,000	2.50% due 10/1/24	5,800,000
3,500,000	2.50% due 3/1/24	3,500,000
11,875,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured), 2.68% due 7/1/35	11,875,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,600,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center, (FSA Insured), 2.65% due 7/1/30	$1,600,000
1,700,000	Illinois Finance Authority Revenue, OSF Healthcare System-G, (LOC: Wachovia Bank), 2.68% due 11/15/24	1,700,000
900,000	Irvine Ranch, California, Water District Number 248, Series A (LOC: Landesbank Hessen-Thuerigen), 2.17% due 11/15/13	900,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.), 2.17% due 1/1/21	800,000
14,300,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 2.40% due 8/1/16	14,300,000
1,505,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 2.40% due 6/1/15	1,505,000
420,000	Irvine Ranch, California, Water District, Series A, (LOC: Bank of America), 2.40% due 5/1/09	420,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 2.19% due 9/2/26	100,000
5,980,000	Irvine, California, Improvement Board Act of 1915, Assessment District 07-22, Series A (LOC: KBC Bank NV), 2.30% due 9/2/32	5,980,000
3,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 2.55% due 6/1/23	3,000,000
5,240,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project, 2.50% due 10/1/24	5,240,000
15,645,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 2.55% due 9/1/20	15,645,000
12,200,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board, 2.55% due 9/1/20	12,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,100,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase), 2.40% due 7/1/32	$1,100,000
2,110,000	Lincoln County, Wyoming, Pollution Control Revenue, Exxon Mobil Corp. Project, Series A, DATES, 2.50% due 11/1/14[1]	2,110,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 2.28% due 8/1/15	3,600,000
1,175,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B, 2.50% due 11/1/14	1,175,000
1,400,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, 2.50% due 11/1/14	1,400,000
3,800,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, 2.50% due 11/1/14	3,800,000
9,790,006	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 2.55% due 12/1/25	9,790,006
3,455,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 2.40% due 11/1/35	3,455,000
4,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R, 2.00% due 11/1/49	4,200,000
1,295,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden-Wurhemberg), 2.50% due 8/1/17	1,295,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 2.60% due 12/1/30	2,300,000
6,900,000	Massachusetts State, Consumer Loans, Series B, General Obligation Unlimited (SPA: Bank of America), 2.84% due 3/1/26	6,900,000
2,325,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-2, (SPA: Citibank), 2.45% due 7/1/28	2,325,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas), 2.19% due 7/1/35	$12,700,000
1,180,000	Missouri State Health & Educational Facilities Authority Revenue, Refunding, Cox Health Systems, (SPA: J.P. Morgan Chase), 2.65% due 6/1/15	1,180,000
2,800,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: J.P. Morgan Chase), 2.65% due 3/1/40	2,800,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project, 2.60% due 7/15/32	2,150,000
1,100,000	Montgomery County, Maryland, General Obligation Unlimited, Bond Anticipation Note, Series A, (SPA: Dexia Credit Local de France), 2.80% due 6/1/26	1,100,000
15,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 2.35% due 5/1/21	15,700,000
16,900,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 2.35% due 12/1/14	16,900,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank), 2.29% due 1/15/18	15,995,000
1,000,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B, 2.50% due 7/1/21	1,000,000
545,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series F, 2.23% due 7/1/23	545,000
8,575,000	New York City, Metropolitan Transportation Authority Revenue, Series G (LOC: BNP Paribas), 2.47% due 11/1/26	8,575,000
5,690,000	New York City, New York, General Obligation Unlimited, Subseries H-4, (LOC: Bank of New York), 2.35% due 3/1/34	5,690,000
2,200,000	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase), 2.29% due 8/1/18	2,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase) :
$2,040,000	2.47% due 8/15/18	$2,040,000
2,665,000	2.47% due 8/15/20	2,665,000
3,610,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase), 2.47% due 8/1/21	3,610,000
3,495,000	New York City, New York, General Obligations, Subseries H-2, (LOC: Dexia Credit Local de France), 2.29% due 1/1/36	3,495,000
11,050,000	New York City, New York, Municipal Finance Authority, Water & Sewer Systems Revenue, 2nd General Fiscal 2008-BB-5 (SPA: Bank of America), 2.50% due 6/15/33	11,050,000
9,965,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 2.53% due 6/15/35	9,965,000
6,810,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Dexia Credit Local de France), 2.53% due 6/15/33	6,810,000
2,500,000	New York City, New York, Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen), 2.52% due 11/1/22	2,500,000
2,250,000	New York City, New York, Transitional Finance Authority, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg), 2.50% due 11/1/22	2,250,000
3,100,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 2.29% due 7/1/19	3,100,000
1,000,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 2.40% due 10/1/13	1,000,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Dexia Credit Local de France), 2.20% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank), 2.68% due 7/1/16	6,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America), (FNMA Insured), 2.65% due 6/1/33	$2,400,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 2.28% due 11/1/14	2,135,000
6,068,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase), 2.75% due 7/15/19	6,068,000
14,800,000	Uinta County, Wyoming, Pollution Control Revenue, Amoco Project, 2.60% due 7/1/26	14,800,000
775,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project, 2.50% due 4/1/10	775,000
6,400,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project, 2.50% due 8/15/20	6,400,000
1,700,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project, 2.00% due 10/1/24	1,700,000
16,365,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees' Retirement System 25% & California State Teachers' Retirement System 25%), 2.40% due 5/15/32	16,365,000
2,855,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuerigen), 2.68% due 2/15/31	2,855,000
500,000	Valdez City, Arkansas, Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B, 2.60% due 12/1/33	500,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project :
3,305,000	2.50% due 10/1/25	3,305,000
7,740,000	2.50% due 12/1/29	7,740,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,300,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank), 2.65% due 2/1/26	$1,300,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank), 2.36% due 9/1/33	1,100,000
	Total Daily Variable/Floating Rate Notes (Cost $443,353,006)	443,353,006
	Weekly Variable/Floating Rate Notes — 48.2%
9,300,000	Alaska State, Housing Finance Corp, Revenue Bonds, General Housing, Series B, (SPA: Dexia Credit Local de France), (FSA Insured), 2.48% due 12/1/23	9,300,000
1,650,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured), 2.55% due 6/1/37	1,650,000
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank), 2.65% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (FNMA Insured), 2.43% due 12/15/25	5,605,000
7,965,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (SPA: FNMA), 2.35% due 2/1/35	7,965,000
2,190,000	California Housing Finance Agency, Revenue Bonds, Multi Family Housing III, Series D, (SPA: FNMA), 2.35% due 8/1/22	2,190,000
1,100,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, ( SPA: Bank Of New York), 2.56% due 6/1/27	1,100,000
2,720,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.80% due 7/1/16	2,720,000
3,200,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America), 2.47% due 3/1/25	3,200,000
4,000,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America), 2.38% due 6/1/25	4,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$12,065,000	Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 2.35% due 1/1/15	$12,065,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured), 2.73% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured), 2.73% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured), 2.73% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured), 2.73% due 1/1/21	2,335,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank.), 2.43% due 9/1/24	900,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank.), 2.43% due 12/1/33	800,000
5,629,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A, 2.25% due 7/1/27	5,629,000
4,100,000	Colorado Health Facilities Authority Revenue, Exempla Inc, Series B, ( LOC: U.S. Bank), 2.50% due 1/1/33	4,100,000
8,185,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB), 2.80% due 4/1/20	8,185,000
1,750,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Landesbank Hessen-Thuerigen), 2.70% due 5/1/31	1,750,000
5,800,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Dexia Credit Local de France), 2.70% due 11/1/34	5,800,000
19,765,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.), 2.48% due 11/1/35	19,765,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB), 1.85% due 5/1/10	$1,400,000
1,000,000	Concord, California, Multi Family Mortgage Revenue, Arcadian, (FNMA Insured), 2.70% due 7/15/18	1,000,000
6,410,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 2.00% due 5/15/14	6,410,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 2.10% due 7/1/29	10,100,000
2,300,000	Dade County, FL, Industrial Development Authority Revenue, Dolphin's Stadium Project, Series C (LOC: Societe Generale), 2.54% due 1/1/16	2,300,000
	Delaware Valley Regional Financial Authority, Local Government Revenue, Series A, (LOC: Bayerische Landesbank) :
1,600,000	2.45% due 12/1/18	1,600,000
1,000,000	2.45% due 12/1/20	1,000,000
2,750,000	Denton, Texas Independent School District, General Obligation Unlimited, Series 2005-A, (SPA: Bank of America), 2.38% due 8/1/35	2,750,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank.), 2.45% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank.), (FSA Insured), 2.65% due 12/1/28	6,900,000
3,150,000	Englewood, Colorado, Multi Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured), 2.43% due 12/1/26	3,150,000
6,390,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (FHLMC Insured), 2.50% due 7/1/08	6,390,000
2,645,000	Forsyth County, North Carolina, General Obligations, Series B (SPA: Wachovia Bank.), 2.44% due 3/1/25	2,645,000
1,200,000	Fulco, Georgia, Hospital Authority Revenue, Anticipation Certifications, Shepherd Center Inc. Project, (LOC: Wachovia Bank), 2.58% due 9/1/17	1,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,800,000	Greensboro, North Carolina, Certificate Participation, Equipment Acquisition Project (SPA: Wachovia Bank), 2.42% due 6/1/09	$1,800,000
1,912,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen), 2.56% due 9/1/31	1,912,000
1,300,000	Gwinnett County, Georgia, Water and Sewer Authority Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 2.56% due 8/1/25	1,300,000
1,640,000	Hennepin County, Minnesota, General Obligations, Series A, (SPA: State Street Bank & Trust Co.), 2.26% due 12/1/25	1,640,000
3,550,000	Hillsborough County, Florida, Aviation Authority Revenue, Tampa International Airport, Series D, (SPA: Landesbank Baden-WuerHemberg), (MBIA Insured), 3.90% due 10/1/26	3,550,000
5,140,000	Howard County, Maryland, Multi Family Revenue, Avalon Meadows, (FNMA Insured), 2.60% due 6/15/26	5,140,000
5,000,000	Illinois Development Finance Authority Revenue, Provena Health, Series C, (SPA: Bank One), (MBIA Insured), 3.80% due 5/1/28	5,000,000
2,200,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One), 2.50% due 4/1/35	2,200,000
5,000,000	Illinois Finance Authority Revenue, OSF Healthcare System, Series E, (SPA: J.P. Morgan Chase), (FSA Insured), 2.65% due 11/15/37	5,000,000
1,120,000	Indian River County, Florida, Revenue, St. Edwards School Project (LOC: Wachovia Bank), 2.43% due 7/1/27	1,120,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank), 2.50% due 6/1/33	1,355,000
661,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 2.22% due 7/1/28	661,000
3,000,000	Los Angeles, California, Community Redevelopment Agency Certificate Participation, Baldwin Hills Public & Park, (LOC: Wells Fargo Bank), 2.40% due 12/1/14	3,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$5,060,000	Los Angeles, California, Community Redevelopment Agency, Multi Family Housing Revenue, MET Apartments, (FNMA Insured), 2.45% due 12/15/24	$5,060,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 2.40% due 7/1/10	114,936
14,300,000	Los Angeles, California, Unified School District, Certificate Participation, Belmont Learning Complex-A, 2.33% due 12/1/17	14,300,000
9,000,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.), 2.35% due 7/1/25	9,000,000
12,100,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 2.32% due 11/1/26	12,100,000
	Massachusetts State Health and Educational Facilities Authority Revenue, Boston University, Series H (LOC: State Street Bank & Trust) :
5,400,000	2.45% due 12/1/29	5,400,000
1,300,000	2.45% due 12/7/29	1,300,000
8,800,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen), 2.60% due 8/1/28	8,800,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America) :
1,100,000	2.59% due 2/1/11	1,100,000
1,000,000	2.59% due 2/1/17	1,000,000
1,100,000	2.59% due 2/1/19	1,100,000
1,100,000	2.59% due 2/1/20	1,100,000
1,500,000	Mecklenburg County, North Carolina, General Obligations Unlimited, Series B, (SPA: Wachovia Bank), 2.38% due 2/1/26	1,500,000
1,125,000	Mecklenburg County, North Carolina, General Obligations Unlimited, Series E, (SPA: Bank of America), 2.60% due 4/1/17	1,125,000
5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank), 2.38% due 2/1/18	5,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank), 2.56% due 4/15/18	$2,000,000
7,750,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 2.26% due 10/1/23	7,750,000
2,990,000	Minneapolis, Minnesota, Multi Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 2.38% due 12/1/27	2,990,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 2.26% due 11/1/29	6,430,000
1,685,000	Missouri State Health & Educational Facilities Authority Revenue, Assemblies of God College (LOC: Bank of America), 2.45% due 5/1/26	1,685,000
805,000	Modesto, California, Multi Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured), 2.33% due 5/15/31	805,000
3,600,000	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Presbytery Homes, Series A, (LOC: Wachovia Bank), 2.45% due 7/1/35	3,600,000
5,000,000	New York City, New York, City Housing Development Corp., Multi Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured), 2.45% due 2/15/35	5,000,000
5,100,000	New York City, New York, City Housing Development Corp., Multi Family Rental Housing Revenue, Carnegie Park, Series A, 2.50% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 2.65% due 11/15/28	7,600,000
1,650,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Dexia Credit Local de France), 2.43% due 11/1/22	1,650,000
13,315,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Dexia Credit Local de France), 2.43% due 11/1/22	13,315,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured), 2.50% due 11/15/36	$6,300,000
9,500,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 2.70% due 4/1/23	9,500,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A, 2.30% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B, 2.30% due 12/1/21	4,380,000
3,945,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank), 2.55% due 6/1/30	3,945,000
5,000,000	North Carolina State, Refunding, Series B (SPA: Wachovia Bank), 2.40% due 6/1/19	5,000,000
10,700,000	Ohio State University General Receipts, 2.28% due 12/1/21	10,700,000
	Ohio State University General Receipts, Series B :
6,865,000	2.35% due 12/1/19	6,865,000
4,285,000	2.35% due 12/1/29	4,285,000
4,000,000	Palm Beach County, Florida, School Board Certificate Participation Series B, (SPA: Dexia Credit Local de France), 2.35% due 8/1/27	4,000,000
664,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 2.38% due 12/1/15	664,000
2,300,000	Seattle City, Washington, Municipal Light and Power Revenue, (LOC: J.P. Morgan Chase), 2.50% due 6/1/21	2,300,000
13,400,000	Seattle, Washington, Municipal Light & Power Revenue (LOC: J.P. Morgan Chase), 2.40% due 11/1/18	13,400,000
7,300,000	Seattle, Washington, Water Systems Revenue (LOC: Bayerische Landesbank), 2.40% due 9/1/25	7,300,000
2,925,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen), 2.50% due 5/1/32	2,925,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$5,025,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen), 2.60% due 11/1/31	$5,025,000
1,000,000	State of North Carolina, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank), 2.55% due 6/1/19	1,000,000
5,000,000	University of Michigan, Revenue Bonds, Series B, 2.35% due 4/1/28	5,000,000
5,215,000	Washington State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series C, (SPA: U.S. Bank), (FSA insured), 2.65% due 8/15/41	5,215,000
20,600,000	Washington State, (SPA: Landesbank Hessen-Thuerigen), 2.35% due 6/1/20	20,600,000
2,255,000	Westminster City, Colorado, Multi Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured), 2.48% due 12/1/23	2,255,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 2.43% due 11/1/25	1,250,000
5,945,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank), 2.50% due 12/1/35	5,945,000
3,165,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B, 2.50% due 12/1/33	3,165,000
	Total Weekly Variable/Floating Rate Notes (Cost $448,305,936)	448,305,936
	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $891,658,942)	891,658,942
FIXED RATE NOTES* — 3.9%
5,000,000	Colorado State General Funding Revenue Anticipation Notes, 4.25% due 6/27/08	5,004,355
1,000,000	Kent County, Michigan, Building Authority, Prerefunded 06/01/08 @ 100, General Obligation Limited, 4.875% due 6/1/16	1,002,982

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Face Amount		Value
FIXED RATE NOTES* — (Continued)
$5,000,000	Kentucky Asset/Liability Commission General Funding Tax and Revenue Anticipation Notes, 4.50% due 6/26/08	$5,005,826
1,350,000	Long Island, New York, Power Authority, Systems Revenue, Prerefunded 06/01/08 @ 101, Series A, (FSA Insured), 5.125% due 12/1/22	1,368,092
5,000,000	New Jersey State Tax & Revenue Anticipation Notes, 4.50% due 6/24/08	5,006,470
8,000,000	Puerto Rico Commonwealth Tax & Revenue Anticipation Notes, 4.25% due 7/30/08[2]	8,016,385
10,000,000	Texas State Tax & Revenue Anticipation Notes, 4.50% due 8/28/08	10,026,651
1,000,000	Utah State, General Obligation Unlimited, Series B, 5.25% due 7/1/08	1,006,817
	TOTAL FIXED RATE NOTES (Cost $36,437,578)	36,437,578

TOTAL INVESTMENTS (Cost $928,096,520)[3]	99.8%	$928,096,520
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	1,595,752
NET ASSETS	100.0%	$929,692,272

*  Percentages indicated are based on net assets.

1  Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day's notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

2  When-issued security.

3  Aggregate cost for federal tax purposes was $928,096,520.

Abbreviations:

ACES — Adjustable Convertible Extendable Securities

DATES — Daily Adjustable Tax-Exempt Securities

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance

SPA — Stand-By Purchase Agreement

UPDATES — Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
COUPON TYPE

On April 30, 2008, coupon type of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
COUPON TYPE:
Variable/Floating Rate Notes	95.9%	$891,658,942
Fixed Rate Notes	3.9	36,437,578
TOTAL INVESTMENTS	99.8%	$928,096,520

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Face Amount		Value
AGENCY NOTES* — 11.2%
	Federal Home Loan Bank — 7.6%
$1,000,000	4.375% due 3/17/10	$1,029,022
15,000,000	5.375% due 8/19/11	16,012,470
		17,041,492
	Federal National Mortgage Association — 3.6%
6,500,000	4.00% due 9/2/08	6,534,996
1,500,000	5.00% due 10/15/11	1,587,429
		8,122,425
	TOTAL AGENCY NOTES (Cost $24,286,862)	25,163,917
MORTGAGE-BACKED SECURITIES*,1 — 37.0%
	Federal Home Loan Mortgage Corporation — 11.5%
5,828	# G10753, 6.50% due 9/1/09	5,897
8,001	# G00807, 9.50% due 3/1/21	8,253
4,312,889	# G12342, 5.50% due 8/1/21	4,401,800
1,261,057	# J03604, 5.50% due 10/1/21	1,285,068
768,673	# J03649, 5.50% due 10/1/21	783,308
2,615,573	# J03536, 5.50% due 11/1/21	2,665,374
2,291,518	# G12442, 6.00% due 11/1/21	2,362,361
1,570,521	# G18163, 5.50% due 1/1/22	1,600,424
126,539	# D78677, 8.00% due 3/1/27	136,978
50,743	# D84894, 8.00% due 12/1/27	54,938
1,400,889	# C00742, 6.50% due 4/1/29	1,465,061
625,825	# A57845, 7.00% due 2/1/37	659,382
3,961,159	# A68937, 6.00% due 11/1/37	4,055,962
2,787,780	# A68332, 5.50% due 11/1/37	2,808,328
3,659,603	# A70446, 5.00% due 12/1/37	3,599,661
		25,892,795
	Federal National Mortgage Association — 15.0%
14,286	# 313815, 6.50% due 1/1/11	14,342
81,233	# 535729, 6.50% due 2/1/16	84,511
78,685	# 535962, 6.50% due 5/1/16	81,880
47,068	# 595134, 6.50% due 7/1/16	48,980
285,164	# 596498, 6.00% due 7/1/16	294,518
41,029	# 608777, 6.50% due 10/1/16	42,696
581,744	# 625990, 5.50% due 12/1/16	596,026
70,289	# 643340, 6.50% due 3/1/17	73,144
143,256	# 555016, 6.50% due 10/1/17	149,074
1,290,933	# 686230, 5.50% due 2/1/18	1,321,416
1,403,066	# 254685, 5.00% due 4/1/18	1,417,782

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$1,356,237	# 740449, 5.50% due 9/1/18	$1,388,262
1,167,910	# 768557, 5.50% due 2/1/19	1,195,489
370,956	# 255159, 5.50% due 3/1/19	379,716
11,815	# 313796, 9.50% due 2/1/21	13,028
9,287	# 125275, 7.00% due 3/1/24	9,890
57,536	# 313795, 9.50% due 1/1/25	64,140
171,712	# 373328, 8.00% due 3/1/27	186,658
167,011	# 390895, 8.00% due 6/1/27	181,548
52,864	# 395715, 8.00% due 8/1/27	57,465
419,337	# 397602, 8.00% due 8/1/27	455,836
32,134	# 405845, 8.00% due 11/1/27	34,930
9,450	# 499335, 6.50% due 8/1/29	9,873
35,465	# 252806, 7.50% due 10/1/29	38,283
2,326	# 523497, 7.50% due 11/1/29	2,511
14,523	# 588945, 7.00% due 6/1/31	15,459
433,390	# 607862, 7.00% due 9/1/31	461,311
104,494	# 624571, 7.00% due 3/1/32	111,096
65,812	# 656872, 6.50% due 8/1/32	68,509
114,349	# 687575, 7.00% due 2/1/33	121,163
3,757,979	# 789856, 6.00% due 8/1/34	3,854,439
947,831	# 820811, 6.00% due 4/1/35	970,531
2,021,484	# 829202, 5.00% due 7/1/35	1,989,354
1,803,338	# 826586, 5.00% due 8/1/35	1,774,675
991,018	# 867021, 7.00% due 3/1/36	1,042,866
746,595	# 256216, 7.00% due 4/1/36	785,655
4,613,144	# 898412, 5.00% due 10/1/36	4,536,937
1,416,333	# 910894, 5.00% due 2/1/37	1,392,635
1,707,188	# 912456, 6.50% due 3/1/37	1,768,613
2,962,687	# 939512, 5.00% due 6/1/37	2,913,115
3,929,671	# 959877, 5.00% due 11/1/37	3,863,920
		33,812,276
	Government National Mortgage Association — 10.5%
41,168	# 460389, 7.00% due 5/15/28	44,128
32,831	# 464049, 7.00% due 7/15/28	35,191
49,461	# 476259, 7.00% due 8/15/28	53,017
27,115	# 496632, 7.00% due 12/15/28	29,065
151,483	# 539971, 7.00% due 1/15/31	162,131
35,071	# 485264, 7.50% due 2/15/31	37,705
22,471	# 556417, 7.00% due 6/15/31	24,050
62,354	# 559304, 7.00% due 9/15/31	66,738
102,557	# 570289, 7.00% due 1/15/32	109,757
319,256	# 574687, 6.00% due 4/15/34	328,910

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Government National Mortgage Association — (Continued)
$2,062,997	# 652486, 5.50% due 4/15/36	$2,094,049
3,932,731	# 651859, 5.00% due 6/15/36	3,900,136
3,277,875	# 782150, 5.50% due 4/15/37	3,326,500
3,961,450	# 608508, 6.00% due 8/15/37	4,075,982
822,862	# 662521, 6.00% due 8/15/37	846,653
996,365	# 678831, 5.00% due 1/15/38	987,808
3,690,117	# 682290, 5.00% due 2/15/38	3,658,425
3,995,094	# 683940, 5.00% due 2/15/38	3,960,783
		23,741,028
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,298,637)	83,446,099
COLLATERALIZED MORTGAGE OBLIGATIONS* — 0.3%
401,087	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A, 6.50% due 9/25/26	407,479
205,093	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO) 0.00% due 4/25/33	176,283
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $567,485)	583,762
CORPORATE NOTES* — 26.2%
7,000,000	General Electric Capital Corp., 5.875% due 2/15/12	7,329,308
8,250,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	8,132,734
7,000,000	IBM Corp., 4.75% due 11/29/12[2]	7,137,872
8,000,000	Johnson & Johnson, 5.55% due 8/15/17[2]	8,530,752
8,200,000	JPMorgan Chase & Co., 5.15% due 10/1/15	8,196,171
7,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15[2]	7,289,464
6,330,000	United Technologies Corp., 4.375% due 5/1/10	6,406,295
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13[2]	6,074,502
	TOTAL CORPORATE NOTES (Cost $57,502,095)	59,097,098
US TREASURY NOTES/BONDS* — 21.2%
9,220,000	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13	9,684,605
3,500,000	U.S. Treasury Bond, 8.75% due 5/15/20	4,999,806
6,000,000	U.S. Treasury Bond, 7.875% due 2/15/21[2]	8,114,064
3,100,000	U.S. Treasury Bond, 6.125% due 8/15/29	3,778,609
1,800,000	U.S. Treasury Bond, 5.00% due 5/15/37[2]	1,950,750

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Face Amount		Value
US TREASURY NOTES/BONDS* — (Continued)
$4,314,365	U.S. Treasury Inflation Indexed Bonds (TIPS), 1.625% due 1/15/18[2]	$4,360,542
3,598,980	U.S. Treasury Inflation Indexed Bonds (TIPS), 3.625% due 4/15/28[2]	4,502,662
4,300,000	U.S. Treasury Note, 2.75% due 2/28/13[2]	4,244,908
5,750,000	U.S. Treasury Note, 4.75% due 8/15/17[2]	6,194,728
	TOTAL US TREASURY NOTES/BONDS (Cost $46,487,336)	47,830,674
REPURCHASE AGREEMENTS* — 3.3%
7,400,000	With Merrill Lynch & Co., Inc., dated 4/30/08, 1.96%, principal and interest in the amount of $7,400,403, due 5/1/08, (collateralized by a FNR security with a par value of $8,447,532, coupon rate of 3.250%, due 7/25/37, market value of $7,551,610)	7,400,000
14,570	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $14,571, due 5/1/08, (collateralized by a FNR security with a par value of $19,801, coupon rate of 3.250%, due 12/25/35, market value of $18,114)	14,570
	TOTAL REPURCHASE AGREEMENTS (Cost $7,414,570)	7,414,570
INVESTMENT OF SECURITY LENDING COLLATERAL* — 13.6%
30,722,743	State Street Navigator Securities Lending Prime Portfolio	30,722,743
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $30,722,743)	30,722,743

TOTAL INVESTMENTS (Cost $249,279,728)[3]	112.8%	$254,258,863
LIABILITIES IN EXCESS OF OTHER ASSETS	(12.8)	(28,813,295)
NET ASSETS	100.0%	$225,445,568

*  Percentages indicated are based on net assets.

1  Represents current face amount at April 30, 2008.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $249,279,728.

Abbreviations:

FNR — Federal National Mortgage Association REMIC

PO — Principal Only

TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SECTOR DIVERSIFICATION

On April 30, 2008, sector diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
SECTOR:
Corporate	26.2%	$59,097,098
US Treasury	21.2	47,830,674
Federal National Mortgage Association	18.6	41,934,701
Federal Home Loan Mortgage Corporation	11.5	25,892,795
Government National Mortgage Association	10.5	23,741,028
Federal Home Loan Bank	7.6	17,041,492
Collateralized Mortgage Obligations	0.3	583,762
TOTAL	95.9%	$216,121,550
REPURCHASE AGREEMENTS	3.3	7,414,570
INVESTMENTS OF SECURITY LENDING COLLATERAL	13.6	30,722,743
TOTAL INVESTMENTS	112.8%	$254,258,863

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.8%
26,905	Lockheed Martin Corp.	$2,853,006
	Beverages — 4.2%
30,400	Diageo Plc - Sponsored ADR	2,489,760
26,660	PepsiCo, Inc.	1,827,010
		4,316,770
	Chemicals — 1.0%
10,320	Air Products & Chemicals, Inc.	1,015,798
	Commercial Banks — 4.8%
53,950	Bank of Hawaii Corp.	2,958,078
117,230	TCF Financial Corp.	2,039,802
		4,997,880
	Commercial Services & Supplies — 2.1%
25,395	Dun & Bradstreet Corp.	2,140,799
	Communications Equipment — 3.6%
85,800	Cisco Systems, Inc.[1]	2,199,912
50,060	Nokia OYJ ADR	1,505,304
		3,705,216
	Computers & Peripherals — 5.4%
9,260	Apple Inc.[1]	1,610,777
45,000	Dell, Inc.[1]	838,350
26,814	Hewlett-Packard Co.	1,242,829
16,000	International Business Machines Corp.	1,931,200
		5,623,156
	Diversified Consumer Services — 0.7%
9,607	ITT Educational Services, Inc.[1]	736,473
	Diversified Financial Services — 3.1%
68,311	J.P. Morgan Chase & Co.	3,255,019
	Electric Utilities — 2.4%
47,200	Edison International	2,462,424
	Electrical Equipment — 1.3%
31,500	Cooper Industries, Ltd. - Class A	1,335,285
	Energy Equipment & Services — 5.9%
106,325	Patterson-UTI Energy, Inc.	2,970,720
50,215	Unit Corp.[1]	3,189,155
		6,159,875

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — 1.9%
42,400	Varian Medical Systems, Inc.[1,2]	$1,987,712
	Health Care Providers & Services — 5.6%
19,000	Coventry Health Care, Inc.[1,2]	849,870
43,255	Express Scripts, Inc.[1]	3,028,715
14,000	Laboratory Corp. of America Holdings[1]	1,058,680
25,500	UnitedHealth Group, Inc.	832,065
		5,769,330
	Household Products — 5.7%
24,000	Church & Dwight, Inc.	1,363,680
29,250	Colgate-Palmolive Co.	2,067,975
31,800	Energizer Holdings, Inc.[1]	2,514,108
		5,945,763
	Industrial Conglomerates — 2.6%
49,675	McDermott International, Inc.[1]	2,661,586
	Insurance — 9.6%
47,780	ACE, Ltd.	2,880,656
32,908	Assurant, Inc.	2,139,020
38,100	Prudential Financial, Inc.	2,884,551
39,530	Travelers Cos., Inc. (The)	1,992,312
		9,896,539
	IT Services — 1.9%
51,275	Accenture, Ltd. - Class A	1,925,376
	Life Sciences Tools & Services — 2.7%
45,070	Waters Corp.[1]	2,770,002
	Machinery — 3.7%
36,500	ITT Corp.	2,336,000
20,500	Joy Global, Inc.	1,522,125
		3,858,125
	Media — 5.0%
68,100	Omnicom Group, Inc.	3,251,094
50,290	Viacom, Inc. - Class B1,2	1,933,148
		5,184,242
	Metals & Mining — 2.4%
33,225	Nucor Corp.	2,508,488
	Multi-Utilities — 1.2%
28,780	Dominion Resources, Inc.	1,248,764

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 7.6%
31,400	Apache Corp.	$4,228,952
39,140	Exxon Mobil Corp.	3,642,760
		7,871,712
	Pharmaceuticals — 2.4%
36,720	Johnson & Johnson	2,463,545
	Semiconductors & Semiconductor Equipment — 2.6%
95,200	Applied Materials, Inc.	1,776,432
31,720	Texas Instruments, Inc.	924,955
		2,701,387
	Software — 5.2%
32,400	Autodesk, Inc.[1]	1,231,200
74,865	Microsoft Corp.	2,135,150
97,570	Oracle Corp.[1]	2,034,334
		5,400,684
	Specialty Retail — 0.5%
15,000	TJX Cos., Inc. (The)	483,300
	Textiles, Apparel & Luxury Goods — 1.8%
28,205	Nike, Inc. - Class B	1,884,094
	TOTAL COMMON STOCKS (Cost $90,601,397)	103,162,350
REPURCHASE AGREEMENT* — 0.7%
$698,233	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $698,267, due 5/1/08, (collateralized by a FNR security with a par value of $780,159, coupon rate of 3.245%, due 12/25/35, market value of $713,680)	698,233
	TOTAL REPURCHASE AGREEMENT (Cost $698,233)	698,233
INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.1%
4,251,122	State Street Navigator Securities Lending Prime Portfolio	4,251,122
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,251,122)	4,251,122

TOTAL INVESTMENTS (Cost $95,550,752)[3]	104.5%	$108,111,705
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.5)	(4,628,545)
NET ASSETS	100.0%	$103,483,160

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

*  Percentages indicated are based on net assets.

1  Non income-producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $95,550,752.

Abbreviations:

ADR — American Depositary Receipt

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Insurance	9.6%	$9,896,539
Oil, Gas & Consumable Fuels	7.6	7,871,712
Energy Equipment & Services	5.9	6,159,875
Household Products	5.7	5,945,763
Health Care Providers & Services	5.6	5,769,330
Computers & Peripherals	5.4	5,623,156
Software	5.2	5,400,684
Media	5.0	5,184,242
Commercial Banks	4.8	4,997,880
Beverages	4.2	4,316,770
Machinery	3.7	3,858,125
Communications Equipment	3.6	3,705,216
Diversified Financial Services	3.1	3,255,019
Aerospace & Defense	2.8	2,853,006
Life Sciences Tools & Services	2.7	2,770,002
Semiconductors & Semiconductor Equipment	2.6	2,701,387
Industrial Conglomerates	2.6	2,661,586
Metals & Mining	2.4	2,508,488
Pharmaceuticals	2.4	2,463,545
Electric Utilities	2.4	2,462,424
Commercial Services & Supplies	2.1	2,140,799
Health Care Equipment & Supplies	1.9	1,987,712
IT Services	1.9	1,925,376
Textiles, Apparel & Luxury Goods	1.8	1,884,094
Electrical Equipment	1.3	1,335,285
Multi-Utilities	1.2	1,248,764
Chemicals	1.0	1,015,798
Diversified Consumer Services	0.7	736,473
Specialty Retail	0.5	483,300
TOTAL COMMON STOCKS	99.7%	$103,162,350
REPURCHASE AGREEMENTS	0.7	698,233
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.1	4,251,122
TOTAL INVESTMENTS	104.5%	$108,111,705

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 98.2%
	Aerospace & Defense — 2.6%
91,510	LMI Aerospace, Inc.[1]	$1,756,992
72,150	Teledyne Technologies, Inc.[1,2]	4,237,370
		5,994,362
	Apparel Retailers — 1.1%
83,570	Aeropostale, Inc.[1,2]	2,656,690
	Automotive — 1.2%
106,388	Tenneco Automotive, Inc.[1,2]	2,721,405
	Banking — 5.4%
63,709	Central Pacific Financial Corp.	1,169,697
113,740	City Bank Lynnwood, WA.	2,060,969
17,482	City Holding Co.	726,902
181,530	Nara Bancorp, Inc.	2,383,489
85,170	Net 1 UEPS Technologies, Inc.[1,2]	1,996,385
95,147	Preferred Bank	1,114,171
64,471	SVB Financial Group[1,2]	3,137,159
		12,588,772
	Basic Industry — 2.9%
93,760	AptarGroup, Inc.	4,139,504
50,550	Silgan Holdings, Inc.	2,693,304
		6,832,808
	Beverages, Food & Tobacco — 1.6%
135,371	Darling International, Inc.[1]	2,067,115
61,351	J & J Snack Foods Corp.	1,757,093
		3,824,208
	Building Materials — 1.1%
57,680	Andersons (The), Inc.	2,621,556
	Chemicals — 3.8%
57,682	Cytec Industries, Inc.	3,403,815
140,170	Hercules, Inc.	2,635,196
69,827	Tupperware Brands Corp.	2,751,184
		8,790,195
	Commercial Services — 6.6%
27,120	Huron Consulting Group, Inc.[1,2]	1,135,243
126,150	Korn/Ferry International[1,2]	2,353,959
97,120	Rent-A-Center, Inc.[1]	2,090,994
67,123	Steiner Leisure, Ltd.[1,2]	2,221,100

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares	Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)
73,993	Watson Wyatt & Co. Holdings	$4,337,470
101,790	Wright Express Corp.[1]	3,359,070
		15,497,836
	Communications — 3.6%
173,036	ADC Telecommunications, Inc.[1,2]	2,425,965
52,850	Comtech Telecommunications Corp.[1,2]	2,046,880
160,850	Foundry Networks, Inc.[1,2]	2,047,620
92,380	InterDigital, Inc.[1,2]	1,872,543
		8,393,008
	Computer Software & Processing — 1.6%
59,521	Brady Corp. - Class A	2,020,738
98,580	Kenexa Corp.[1,2]	1,724,164
		3,744,902
	Computers & Information — 1.2%
88,242	NETGEAR, Inc.[1,2]	1,430,403
73,540	Sigma Designs, Inc.[1,2]	1,314,895
		2,745,298
	Consumer Services — 1.2%
101,110	Jack In The Box, Inc.[1]	2,704,693
	Diversified Financial Services — 0.7%
97,199	Calamos Asset Management, Inc. - Class A	1,744,722
	Education — 1.1%
52,164	Bright Horizons Family Solution, Inc.[1,2]	2,473,095
	Electric Utilities — 1.5%
87,320	Black Hills Corp.	3,406,353
	Electronics — 1.2%
47,560	Anixter International, Inc.[1]	2,709,493
	Energy — 1.2%
42,972	Oceaneering International, Inc.[1]	2,869,670
	Entertainment & Leisure — 0.9%
58,095	WMS Industries, Inc.[1]	2,102,458
	Financial Services — 2.4%
296,430	Hersha Hospitality Trust REIT	2,822,014
224,970	Medical Properties Trust, Inc. REIT	2,733,385
		5,555,399

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares	Value

COMMON STOCKS* — (Continued)
	Health Care — 0.8%
79,730	Emergency Medical Services[1,2]	$1,799,506
	Health Care Providers — 9.2%
90,776	Amedisys, Inc.[1,2]	4,702,197
73,770	MWI Veterinary Supply, Inc.[1,2]	2,542,852
72,847	Pediatrix Medical Group, Inc.[1]	4,955,053
106,386	Psychiatric Solutions, Inc.[1]	3,692,658
211,410	Sun Healthcare Group, Inc.[1]	2,780,041
88,706	VCA Antech, Inc.[1,2]	2,871,413
		21,544,214
	Heavy Machinery — 2.2%
19,932	Bucyrus International, Inc. - Class A	2,510,037
77,600	Woodward Governor Co.	2,726,088
		5,236,125
	Home Construction, Furnishings & Appliances — 1.0%
67,700	Fossil, Inc.[1,2]	2,422,983
	Industrial — 3.8%
99,200	Gardner Denver, Inc.[1]	4,607,840
68,014	Middleby Corp. (The)[1]	4,267,879
		8,875,719
	Insurance — 4.4%
89,620	Max Capital Group, Ltd.	2,098,004
80,430	Platinum Underwriters Holdings, Ltd.	2,885,024
33,384	ProAssurance Corp.[1,2]	1,767,015
99,044	Selective Insurance Group	2,111,618
91,625	United America Indemnity, Ltd. - Class A1,2	1,416,523
		10,278,184
	Medical Supplies — 0.7%
60,830	ICU Medical, Inc.[1,2]	1,528,050
	Metals — 4.1%
43,204	Carpenter Technology Corp.	2,215,501
91,230	Commscope, Inc.[1,2]	4,337,987
75,599	Crane Co.	3,095,023
		9,648,511
	Metals & Mining — 1.2%
81,596	Belden, Inc.	2,753,049

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares	Value

COMMON STOCKS* — (Continued)
	Oil & Gas — 6.9%
144,760	Mariner Energy, Inc.[1,2]	$3,989,586
106,860	New Jersey Resources Corp.	3,403,491
110,999	Petrohawk Energy Corp.[1,2]	2,624,016
112,190	Vectren Corp.	3,172,733
36,760	W-H Energy Services, Inc.[1,2]	2,841,181
		16,031,007
	Pharmaceuticals — 2.1%
98,820	KV Pharmaceutical Co. - Class A1,2	2,415,161
124,324	Sciele Pharma, Inc.[1,2]	2,395,723
		4,810,884
	Real Estate Investment Trusts — 2.0%
88,470	Entertainment Properties Trust	4,720,759
	Retailers — 1.1%
87,540	Marvel Entertainment, Inc.[1,2]	2,511,523
	Technology — 5.9%
95,588	Avocent Corp.[1,2]	1,864,922
72,398	Digital River, Inc.[1,2]	2,378,274
143,834	MICROS Systems, Inc.[1,2]	5,127,682
74,675	MTS Systems Corp.	2,567,326
110,290	Semtech Corp.[1,2]	1,791,110
		13,729,314
	Technology Systems/Semi Conductors — 1.3%
113,301	Diodes, Inc.[1,2]	3,063,659
	Telecommunications — 1.7%
57,680	Atlantic Tele-Network, Inc.	1,795,578
99,020	j2 Global Communications, Inc.[1,2]	2,119,028
		3,914,606
	Telephone Systems — 1.1%
276,903	Brightpoint, Inc.[1,2]	2,536,431
	Textiles, Clothing & Fabrics — 2.0%
13,178	Deckers Outdoor Corp.[1]	1,819,487
65,730	Phillips-Van Heusen Corp.	2,774,463
		4,593,950
	Transportation — 3.8%
36,760	Excel Maritime Carriers, Ltd.	1,459,740
45,970	Genco Shipping & Trading, Ltd.	3,109,870

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares/ Face Amount	Value

COMMON STOCKS* — (Continued)
	Transportation — (Continued)
39,240	Gulfmark Offshore, Inc.[1,2]	$2,346,552
41,360	Hornbeck Offshore Services, Inc.[1,2]	2,062,623
		8,978,785
	TOTAL COMMON STOCKS (Cost $206,030,764)	228,954,182
REPURCHASE AGREEMENT* — 1.5%
$3,569,288	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $3,569,462, due 5/1/08, (collateralized by a FNR security with a par value of $3,980,001, coupon rate of 3.245%, due 12/25/35, market value of $3,640,853)	3,569,288
	TOTAL REPURCHASE AGREEMENT (Cost $3,569,288)	3,569,288
INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.6%
59,537,662	State Street Navigator Securities Lending Prime Portfolio	59,537,662
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $59,537,662)	59,537,662

TOTAL INVESTMENTS (Cost $269,137,714)[3]	125.3%	$292,061,132
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.3)	(58,894,548)
NET ASSETS	100.0%	$233,166,584

*  Percentages indicated are based on net assets.

1  Non income-producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $269,215,899.

Abbreviations:

FNR — Federal National Mortgage Association REMIC

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Health Care Providers	9.2%	$21,544,214
Oil & Gas	6.9	16,031,007
Commercial Services	6.6	15,497,836
Technology	5.9	13,729,314
Banking	5.4	12,588,772
Insurance	4.4	10,278,184
Metals	4.1	9,648,511
Transportation	3.8	8,978,785
Industrial	3.8	8,875,719
Chemicals	3.8	8,790,195
Communications	3.6	8,393,008
Basic Industry	2.9	6,832,808
Aerospace & Defense	2.6	5,994,362
Financial Services	2.4	5,555,399
Heavy Machinery	2.2	5,236,125
Pharmaceuticals	2.1	4,810,884
Real Estate Investment Trusts	2.0	4,720,759
Textiles, Clothing & Fabrics	2.0	4,593,950
Telecommunications	1.7	3,914,606
Beverages, Food & Tobacco	1.6	3,824,208
Computer Software & Processing	1.6	3,744,902
Electric Utilities	1.5	3,406,353
Technology Systems/Semi Conductors	1.3	3,063,659
Energy	1.2	2,869,670
Metals & Mining	1.2	2,753,049
Computers & Information	1.2	2,745,298
Automotive	1.2	2,721,405
Electronics	1.2	2,709,493
Consumer Services	1.2	2,704,693
Apparel Retailers	1.1	2,656,690
Building Materials	1.1	2,621,556
Telephone Systems	1.1	2,536,431
Retailers	1.1	2,511,523
Education	1.1	2,473,095
Home Construction, Furnishings & Appliances	1.0	2,422,983
Entertainment & Leisure	0.9	2,102,458
Health Care	0.8	1,799,506
Diversified Financial Services	0.7	1,744,722
Medical Supplies	0.7	1,528,050
TOTAL COMMON STOCKS	98.2%	$228,954,182
REPURCHASE AGREEMENTS	1.5	3,569,288
INVESTMENTS OF SECURITY LENDING COLLATERAL	25.6	59,537,662
TOTAL INVESTMENTS	125.3%	$292,061,132

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 1.7%
8,350	Northrop Grumman Corp.	$614,310
	Apparel Retailers — 2.0%
37,900	Gap, Inc. (The)	705,698
	Banking — 9.1%
14,719	Astoria Financial Corp.	348,840
19,758	Bank of New York Mellon Corp. (The)	860,066
21,133	BB&T Corp.	724,650
45,593	Popular, Inc.	568,545
33,292	Regions Financial Corp.	729,761
		3,231,862
	Beverages, Food & Tobacco — 6.8%
10,378	Archer-Daniels-Midland Co.	457,255
4,929	Bunge, Ltd.	562,350
11,967	Corn Products International, Inc.	555,029
44,978	Del Monte Foods Co.	405,701
8,037	Molson Coors Brewing Co. - Class B	440,749
		2,421,084
	Chemicals — 1.8%
8,638	Eastman Chemical Co.	634,893
	Commercial Services — 5.9%
56,985	Allied Waste Industries, Inc.[1]	704,335
10,319	Ryder System, Inc.	706,542
36,129	United Rentals, Inc.[1,2]	680,670
		2,091,547
	Computer Software & Processing — 1.0%
22,373	Sun Microsystems, Inc.[1,2]	350,361
	Computers & Information — 0.8%
15,826	Seagate Technology	298,637
	Consumer Non - Durables — 1.2%
18,153	Conagra Foods, Inc.	427,685
	Consumer Products — 0.9%
10,401	Lexmark International, Inc.[1,2]	326,487
	Consumer Services — 2.3%
24,518	Disney (Walt) Co.	795,119

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 6.5%
14,492	Dominion Resources, Inc.	$628,808
34,632	Duke Energy Corp.	634,112
9,902	Edison International	516,587
11,200	Wisconsin Energy Corp.	531,552
		2,311,059
	Energy — 3.9%
14,933	Exxon Mobil Corp.	1,389,814
	Financial Services — 6.9%
31,010	Bank of America Corp.	1,164,115
26,943	J.P. Morgan Chase & Co.	1,283,834
		2,447,949
	Health Care Providers — 2.1%
11,567	Universal Health Services, Inc. - Class B	724,557
	Household Products — 3.2%
11,738	RPM International, Inc.	261,757
14,370	Snap-On, Inc.	852,285
		1,114,042
	Insurance — 9.4%
7,952	ACE, Ltd.	479,426
14,619	Aetna, Inc.	637,388
13,545	Chubb Corp.	717,479
13,748	Endurance Specialty Holdings, Ltd.	510,463
4,562	PartnerRe, Ltd.	337,497
12,687	StanCorp Financial Group, Inc.	650,082
		3,332,335
	Medical Supplies — 1.0%
26,016	Teradyne, Inc.[1]	345,753
	Metals — 1.8%
15,785	Crane Co.	646,238
	Metals & Mining — 1.9%
8,771	Nucor Corp.	662,210
	Oil & Gas — 15.5%
20,179	Anadarko Petroleum Corp.	1,343,114
14,203	Chevron Corp.	1,365,618
17,071	ConocoPhillips	1,470,667
46,139	Patterson-UTI Energy, Inc.	1,289,124
		5,468,523

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 3.9%
11,778	McKesson Corp.	$613,869
37,297	Pfizer, Inc.	750,043
		1,363,912
	Real Estate Investment Trusts — 2.1%
22,754	Hospitality Properties Trust	731,086
	Telecommunications — 5.5%
19,302	CenturyTel, Inc.	626,350
15,707	Embarq Corp.	652,940
56,223	Windstream Corp.	660,058
		1,939,348
	Transportation — 2.0%
11,039	CSX Corp.	694,905
	TOTAL COMMON STOCKS (Cost $32,625,597)	35,069,414
REPURCHASE AGREEMENT* — 1.1%
$392,977	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $392,996 due 5/1/08 (collateralized by a FNR security with a par value of $439,582 with a coupon rate of 3.245%, due 12/25/35, market value of $402,124)	392,977
	TOTAL REPURCHASE AGREEMENT (Cost $392,977)	392,977
INVESTMENTS OF SECURITY LENDING COLLATERAL* — 3.4%
1,196,545	State Street Navigator Securities Lending Prime Portfolio	1,196,545
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,196,545)	1,196,545

TOTAL INVESTMENTS (Cost $34,215,119)[3]	103.7%	$36,658,936
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.7)	(1,290,990)
NET ASSETS	100.0%	$35,367,946

*  Percentages indicated are based on net assets.

1  Non income-producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $34,232,746.

Abbreviations:

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Oil & Gas	15.5%	$5,468,523
Insurance	9.4	3,332,335
Banking	9.1	3,231,862
Financial Services	6.9	2,447,949
Beverages, Food & Tobacco	6.8	2,421,084
Electric Utilities	6.5	2,311,059
Commercial Services	5.9	2,091,547
Telecommunications	5.5	1,939,348
Energy	3.9	1,389,814
Pharmaceuticals	3.9	1,363,912
Household Products	3.2	1,114,042
Consumer Services	2.3	795,119
Real Estate Investment Trusts	2.1	731,086
Health Care Providers	2.1	724,557
Apparel Retailers	2.0	705,698
Transportation	2.0	694,905
Metals & Mining	1.9	662,210
Metals	1.8	646,238
Chemicals	1.8	634,893
Aerospace & Defense	1.7	614,310
Consumer Non - Durables	1.2	427,685
Computer Software & Processing	1.0	350,361
Medical Supplies	1.0	345,753
Consumer Products	0.9	326,487
Computers & Information	0.8	298,637
TOTAL COMMON STOCKS	99.2%	$35,069,414
REPURCHASE AGREEMENTS	1.1	392,977
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.4	1,196,545
TOTAL INVESTMENTS	103.7%	$36,658,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 96.7%
	Japan — 19.8%
183,400	Astellas Pharma, Inc.	$7,495,793
117,500	Daito Trust Construction Co., Ltd.	5,469,058
222,900	Hitachi Construction Machinery Co, Ltd.	7,030,937
169,000	Hoya Pentax HD Corp.	4,680,675
214,700	JFE Holdings, Inc.	11,768,909
1,280	KDDI Corp.	8,198,106
747,404	Kuraray Co., Ltd.	8,883,890
231,000	Mitsubishi Corp.	7,419,724
809,000	Mitsubishi Gas Chemical Co., Inc.[1]	5,547,117
707	Mizuho Financial Group, Inc.[1]	3,671,491
2,466	Nippon Telegraph and Telephone Corp.	10,624,302
184,600	Nitto Denko Corp.	7,651,354
336,000	Omron Corp.	6,979,468
300,000	Onward Kashiyama Company Ltd.[1]	3,404,337
57,800	ORIX Corp.	10,427,735
631,000	Ricoh Company, Ltd.	10,880,252
189,400	Shin-Etsu Chemical Co, Ltd.	11,693,494
83,700	SMC Corp.	9,723,479
217,784	Toyota Motor Corp.	11,037,377
		152,587,498
	United Kingdom — 16.2%
823,769	Aviva PLC	10,310,584
810,194	BP Amoco PLC	9,842,656
1,656,122	BT Group PLC	7,334,865
1,151,099	Cattles PLC	5,487,233
426,296	GlaxoSmithKline PLC	9,501,649
1,000,000	Johnston Press PLC	2,470,464
1,019,700	Marks & Spencer Group PLC	7,714,525
1,312,500	Michael Page International PLC	7,535,349
271,458	National Express Group PLC	4,997,994
598,700	Persimmon PLC	6,898,343
2,050,000	Premier Foods PLC	5,258,062
649,479	Prudential PLC	8,910,382
959,600	Rexam PLC	8,542,951
1,200,570	Royal Bank of Scotland Group PLC	8,235,475
4,035,400	Signet Group PLC	5,516,218
1,333,000	Taylor Wimpey PLC	3,412,396
319,629	Travis Perkins PLC	6,161,353
2,128,820	Vodafone Group PLC	6,785,074
		124,915,573

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Germany — 12.5%
64,221	Allianz AG	$13,129,390
93,613	BASF AG1	13,396,673
162,936	Bayerische Motoren Werke AG	8,968,184
278,800	Commerzbank AG	10,143,248
117,472	Continental AG1	13,854,223
286,894	Deutsche Lufthansa AG1	7,557,269
270,300	Hannover Rueckversicherung AG1	14,755,224
232,200	Heidelberger Druckmaschinen AG	5,547,304
77,700	RWE AG1	8,970,751
		96,322,266
	France — 11.0%
358,485	Axa[1]	13,380,984
134,506	BNP Paribas	14,544,198
72,683	Casino Guichard Perrachon	9,183,686
81,728	Compagnie de Saint-Gobain[1]	6,604,038
42,603	LaFarge SA, ADR[1]	7,709,292
132,333	Sanofi-Aventis	10,362,569
79,262	Societe BIC SA	4,069,351
109,732	Total SA	9,242,141
240,400	Valeo SA1	9,770,954
		84,867,213
	Netherlands — 5.7%
668,000	Aegon N.V.[1]	10,769,483
102,179	Akzo Nobel N.V.[1]	8,693,743
276,205	ING Groep N.V., Sponsored ADR[1]	10,570,686
435,630	Reed Elsevier N.V.[1]	8,278,215
136,268	TNT NV, ADR	5,273,571
		43,585,698
	Ireland — 4.0%
384,409	Allied Irish Banks PLC	8,103,183
728,200	Bank of Ireland	10,108,362
337,666	CRH PLC	12,891,235
		31,102,780
	Norway — 3.5%
373,665	Norsk Hydro ASA[1]	5,565,637
303,273	StatoilHydro ASA	10,994,954
529,700	Telenor ASA[2]	10,720,881
		27,281,472

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Brazil — 3.2%
111,400	Brasil Telecom Participacoes SA, Sponsored ADR	$8,422,954
109,740	Petroleo Brasileiro SA, Sponsored ADR	13,324,631
132,970	Tele Norte Leste Participacoes SA, Sponsored ADR	3,046,343
		24,793,928
	Hong Kong — 2.9%
9,795,000	China Petroleum & Chemical Corp.	10,394,340
252,300	HSBC Holdings PLC	4,373,806
710,700	Hutchison Whampoa, Ltd.	6,953,655
855,500	Techtronic Industries Co.[1]	828,808
		22,550,609
	Italy — 2.8%
247,833	ENI SPA	9,573,862
1,328,098	Mediaset SPA[1]	12,162,601
		21,736,463
	Denmark — 2.6%
437,000	H. Lundbeck AS1	10,835,731
541,991	Nordea AB	8,987,725
		19,823,456
	Spain — 1.8%
644,608	Banco Santander SA	13,940,354
	Greece — 1.7%
308,500	Public Power Corp.	13,044,642
	Switzerland — 1.5%
37,328	Zurich Financial Services AG	11,429,144
	Australia — 1.4%
180,000	Macquarie Group, Ltd.[1]	10,770,623
	Canada — 1.2%
443,591	Talisman Energy, Inc.	8,972,246
	India — 1.0%
183,400	Infosys Technologies, Ltd., Sponsored ADR	8,012,746
	Belgium — 0.9%
81,000	Mobistar SA	7,250,956
	Taiwan — 0.7%
1,474,915	Novatek Microelectronics Corp., Ltd.	5,691,847

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Sweden — 0.7%
360,700	Assa Abloy AB - Class B1	$5,633,208
	Finland — 0.6%
103,954	Outokumpu OYJ	4,975,079
	Mexico — 0.6%
963,000	Grupo Modelo SAB De CV - Class C1	4,251,844
	Singapore — 0.4%
1,249,000	Cosco Corp. Singapore, Ltd.	2,910,542
	TOTAL COMMON STOCKS (Cost $611,256,142)	746,450,187
REPURCHASE AGREEMENT* — 2.2%
$16,753,846	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $16,754,660, due 5/1/08 (collateralized by a FHR security with a par value of $6,523,127, with a coupon rate of 3.066%, due 12/15/35, market value of $6,325,152, a FNR security with a par value of $11,769,714, with a coupon rate of 3.245%, due 12/25/35, market value of $10,766,781)	16,753,846
	TOTAL REPURCHASE AGREEMENT (Cost $16,753,846)	16,753,846
INVESTMENTS OF SECURITY LENDING COLLATERAL* — 16.2%
125,001,450	State Street Navigator Securities Lending Prime Portfolio	125,001,450
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $125,001,450)	125,001,450

TOTAL INVESTMENTS (Cost $753,011,438)[3]	115.1%	$888,205,483
LIABILITIES IN EXCESS OF OTHER ASSETS	(15.1)	(116,478,799)
NET ASSETS	100.0%	$771,726,684

*  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Non income-producing security.

3  Aggregate cost for federal tax purposes was $753,629,253.

Abbreviations:

ADR — American Depositary Receipt

FHR — Federal Home Loan Mortgage Corporation REMIC

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Banking	10.5%	$80,931,902
Insurance	10.4	79,874,893
Telecommunications	6.4	48,712,836
Oil & Gas	6.1	48,100,611
Chemicals	6.0	46,982,381
Automotive	5.7	43,630,738
Heavy Machinery	4.7	36,107,667
Financial Services	4.1	32,131,628
Finance	3.9	30,471,892
Pharmaceuticals	3.5	27,360,011
Media - Broadcasting & Publishing	3.0	22,911,280
Retailers	2.9	22,202,989
Commercial Services	2.7	20,502,377
Metals & Mining	2.1	16,743,988
Industrial	1.9	14,313,330
Transportation	1.7	13,182,107
Electric	1.7	13,044,642
Electronics	1.6	12,671,315
Textiles, Clothing & Fabrics	1.6	12,288,227
Computers & Information	1.4	10,880,252
Health Care	1.4	10,835,731
Technology	1.4	10,624,302
Energy	1.3	9,842,656
Beverages, Food & Tobacco	1.3	9,509,906
Food Retailers	1.2	9,183,686
Electric Utilities	1.2	8,970,751
Containers & Packaging	1.1	8,542,951
Computer Software & Processing	1.0	8,012,746
Airlines	1.0	7,557,269
Home Construction, Furnishings & Appliances	0.9	6,898,343
Building Materials	0.8	6,161,353
Real Estate	0.7	5,469,058
Medical Supplies	0.6	4,680,675
Miscellaneous	0.5	4,069,351
Telephone Systems	0.4	3,046,343
TOTAL COMMON STOCKS	96.7%	$746,450,187
REPURCHASE AGREEMENTS	2.2	16,753,846
INVESTMENTS OF SECURITY LENDING COLLATERAL	16.2	125,001,450
TOTAL INVESTMENTS	115.1%	$888,205,483

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 97.2%
	Japan — 19.0%
106,100	Astellas Pharma, Inc.	$4,336,443
69,300	Daito Trust Construction Co., Ltd.	3,225,581
134,500	Hitachi Construction Machinery Co, Ltd.	4,242,535
98,000	Hoya Pentax HD Corp.	2,714,238
128,500	JFE Holdings, Inc.	7,043,804
771	KDDI Corp.	4,938,078
363,000	Kuraray Co., Ltd.	4,314,738
130,300	Mitsubishi Corp.	4,185,238
462,000	Mitsubishi Gas Chemical Co., Inc.	3,167,822
427	Mizuho Financial Group, Inc.[1]	2,217,435
1,814	Nippon Telegraph and Telephone Corp.	7,815,281
82,400	Nitto Denko Corp.	3,415,339
203,000	Omron Corp.	4,216,762
165,000	Onward Kashiyama Company Ltd.[1]	1,872,385
33,930	ORIX Corp.	6,121,333
370,000	Ricoh Company, Ltd.	6,379,862
82,700	Shin-Etsu Chemical Co, Ltd.	5,105,871
35,000	SMC Corp.	4,065,971
131,600	Toyota Motor Corp.	6,669,539
		86,048,255
	United Kingdom — 17.5%
470,955	Aviva PLC	5,894,640
686,150	BP Amoco PLC	8,335,706
991,418	BT Group PLC	4,390,931
550,449	Cattles PLC	2,623,964
338,668	GlaxoSmithKline PLC	7,548,521
701,400	Johnston Press PLC	1,732,783
598,200	Marks & Spencer Group PLC	4,525,673
772,400	Michael Page International PLC	4,434,517
189,647	National Express Group PLC	3,491,717
343,700	Persimmon PLC	3,960,181
1,217,000	Premier Foods PLC	3,121,493
477,141	Prudential PLC	6,546,029
546,318	Rexam PLC	4,863,660
695,987	Royal Bank of Scotland Group PLC	4,774,219
2,330,700	Signet Group PLC	3,185,966
764,000	Taylor Wimpey PLC	1,955,792
183,479	Travis Perkins PLC	3,536,847
1,232,243	Vodafone Group PLC	3,927,462
		78,850,101

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Germany — 12.2%
37,545	Allianz AG	$7,675,728
52,824	BASF AG1	7,559,483
91,615	Bayerische Motoren Werke AG1	5,042,594
168,300	Commerzbank AG1	6,123,058
65,381	Continental AG1	7,710,799
168,302	Deutsche Lufthansa AG1	4,433,357
147,318	Hannover Rueckversicherung AG1	8,041,843
132,600	Heidelberger Druckmaschinen AG1	3,167,840
45,000	RWE AG	5,195,416
		54,950,118
	France — 10.9%
203,097	Axa[1]	7,580,897
69,517	BNP Paribas	7,516,906
42,641	Casino Guichard Perrachon	5,387,802
47,501	Compagnie de Saint-Gobain	3,838,323
23,305	LaFarge SA, ADR	4,217,192
76,587	Sanofi-Aventis	5,997,280
31,612	Societe BIC SA	1,622,976
81,866	Total SA1	6,895,136
150,216	Valeo SA1	6,105,464
		49,161,976
	Netherlands — 6.2%
392,000	Aegon N.V.[1]	6,319,816
51,691	Akzo Nobel N.V.[1]	4,398,049
188,510	ING Groep N.V., Sponsored ADR[1]	7,214,497
256,416	Reed Elsevier N.V.[1]	4,872,637
129,309	TNT N.V.	5,037,646
		27,842,645
	Ireland — 4.0%
299,280	Allied Irish Banks PLC	6,308,699
405,949	Bank of Ireland	5,635,099
162,672	CRH PLC	6,210,406
		18,154,204
	Norway — 3.6%
214,085	Norsk Hydro ASA[1]	3,188,737
145,734	StatoilHydro ASA	5,283,486
373,900	Telenor ASA[2]	7,567,562
		16,039,785

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Brazil — 3.2%
65,700	Brasil Telecom Participacoes SA, Sponsored ADR	$4,967,577
61,820	Petroleo Brasileiro SA, Sponsored ADR	7,506,184
78,410	Tele Norte Leste Participacoes SA, Sponsored ADR	1,796,373
		14,270,134
	Hong Kong — 3.0%
5,567,000	China Petroleum & Chemical Corp.	5,907,635
148,583	HSBC Holdings PLC	2,575,796
462,000	Hutchison Whampoa, Ltd.	4,520,316
404,750	Techtronic Industries Co.[1]	392,122
		13,395,869
	Italy — 2.9%
162,563	ENI SPA	6,279,857
754,966	Mediaset SPA	6,913,910
		13,193,767
	Denmark — 2.6%
256,400	H. Lundbeck AS1	6,357,623
329,111	Nordea AB	5,457,580
		11,815,203
	Spain — 1.7%
353,542	Banco Santander SA	7,645,733
	Greece — 1.6%
172,200	Public Power Corp.	7,281,320
	Switzerland — 1.5%
22,554	Zurich Financial Services AG	6,905,618
	Australia — 1.4%
104,838	Macquarie Group, Ltd.[1]	6,273,170
	Canada — 1.1%
256,866	Talisman Energy, Inc.	5,195,473
	India — 1.0%
106,750	Infosys Technologies, Ltd., Sponsored ADR	4,663,907
	Belgium — 0.9%
45,000	Mobistar SA1	4,028,309
	Sweden — 0.7%
211,200	Assa Abloy AB - Class B1	3,298,402
	Taiwan — 0.7%
806,817	Novatek Microelectronics Corp., Ltd.	3,113,589

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Finland — 0.6%
61,188	Outokumpu OYJ	$2,928,364
	Mexico — 0.5%
549,200	Grupo Modelo SAB De CV - Class C	2,424,832
	Singapore — 0.4%
734,000	Cosco Corp. Singapore, Ltd.	1,710,438
	TOTAL COMMON STOCKS (Cost $368,519,138)	439,191,212
REPURCHASE AGREEMENT* — 1.6%
$7,132,541	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $7,132,888, due 5/1/08 (collateralized by FNR security with a par value of $7,956,042, coupon rate of 3.245% due 12/25/35, market value of $7,278,083)	7,132,541
	TOTAL REPURCHASE AGREEMENT (Cost $7,132,541)	7,132,541
INVESTMENTS OF SECURITY LENDING COLLATERAL* — 17.6%
79,387,187	State Street Navigator Securities Lending Prime Portfolio	79,387,187
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $79,387,187)	79,387,187

TOTAL INVESTMENTS (Cost $455,038,866)[3]	116.4%	$525,710,940
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.4)	(73,880,305)
NET ASSETS	100.0%	$451,830,635

*  Percentages indicated are based on net assets.

1  Securities or partial securities on loan. See Note 5.

2  Non income-producing security.

3  Aggregate cost for federal tax purposes was $455,939,576.

Abbreviations:

ADR — American Depositary Receipt

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Insurance	10.7%	$48,598,171
Banking	10.0	45,233,543
Telecommunications	6.7	29,819,919
Oil & Gas	6.6	29,777,549
Automotive	5.7	25,528,396
Chemicals	5.3	23,646,564
Finance	4.3	19,347,176
Heavy Machinery	4.0	18,209,436
Financial Services	4.0	18,032,764
Pharmaceuticals	4.0	17,882,244
Media - Broadcasting & Publishing	3.0	13,519,330
Industrial	2.8	13,093,161
Retailers	2.8	12,907,112
Commercial Services	2.6	11,787,595
Metals & Mining	2.2	9,972,168
Energy	1.8	8,335,706
Technology	1.7	7,815,281
Electronics	1.6	7,330,351
Electric	1.6	7,281,320
Computers & Information	1.4	6,379,862
Health Care	1.4	6,357,623
Textiles, Clothing & Fabrics	1.4	6,187,123
Beverages, Food & Tobacco	1.2	5,546,325
Food Retailers	1.2	5,387,802
Transportation	1.2	5,202,155
Electric Utilities	1.1	5,195,416
Containers & Packaging	1.1	4,863,660
Computer Software & Processing	1.0	4,663,907
Airlines	1.0	4,433,357
Home Construction, Furnishings & Appliances	0.9	3,960,181
Building Materials	0.8	3,536,847
Real Estate	0.7	3,225,581
Medical Supplies	0.6	2,714,238
Telephone Systems	0.4	1,796,373
Miscellaneous	0.4	1,622,976
TOTAL COMMON STOCKS	97.2%	$439,191,212
REPURCHASE AGREEMENTS	1.6	7,132,541
INVESTMENTS OF SECURITY LENDING COLLATERAL	17.6	79,387,187
TOTAL INVESTMENTS	116.4%	$525,710,940

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 3.8%
7,069	Ceradyne, Inc.[1,2]	$275,408
15,875	Orbital Sciences Corp.[1,2]	427,197
8,240	Teledyne Technologies, Inc.[1]	483,935
		1,186,540
	Air Freight & Logistics — 2.0%
8,575	HUB Group, Inc. - Class A1,2	280,317
19,027	Pacer International, Inc.	353,141
		633,458
	Airlines — 0.4%
17,230	Pinnacle Airlines Corp.[1,2]	143,354
	Biotechnology — 7.1%
8,614	Cepheid, Inc.[1,2]	168,576
13,172	Cubist Pharmaceuticals, Inc.[1,2]	255,010
6,133	Lifecell Corp.[1,2]	311,434
11,129	Martek Biosciences Corp.[1,2]	392,409
5,098	Myriad Genetics, Inc.[1]	211,771
7,565	Onyx Pharmaceuticals, Inc.[1,2]	265,985
4,846	OSI Pharmaceuticals, Inc.[1]	167,914
16,438	Progenics Pharmaceuticals, Inc.[1,2]	221,420
2,723	United Therapeutics Corp.[1]	230,093
		2,224,612
	Capital Markets — 2.1%
17,484	GFI Group, Inc.	205,437
4,961	Greenhill & Co., Inc.	322,713
5,759	OptionsXpress Holdings, Inc.	123,646
		651,796
	Chemicals — 1.8%
15,456	Hercules, Inc.	290,573
7,563	Terra Industries, Inc.[1]	286,335
		576,908
	Commercial Banks — 0.9%
6,032	SVB Financial Group[1,2]	293,517
	Commercial Services & Supplies — 5.7%
6,713	Administaff, Inc.	175,813
6,735	Consolidated Graphics, Inc.[1,2]	391,775
8,172	Heidrick & Struggles International, Inc.	244,588
5,540	Herman Miller, Inc.	129,248

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — (Continued)
16,783	Knoll, Inc.	$218,515
15,450	Korn/Ferry International[1,2]	288,297
34,101	Spherion Corp.[1,2]	168,459
14,573	TrueBlue, Inc.[1]	185,514
		1,802,209
	Communications Equipment — 1.7%
9,085	Blue Coat Systems, Inc.[1,2]	191,784
11,596	Dycom Industries, Inc.[1,2]	166,751
15,077	Foundry Networks, Inc.[1,2]	191,930
		550,465
	Computers & Peripherals — 2.5%
18,193	Emulex Corp.[1]	238,146
12,262	Intermec, Inc.[1]	258,974
21,571	Intevac, Inc.[1]	286,463
		783,583
	Construction & Engineering — 0.8%
6,786	Perini Corp.[1,2]	245,517
	Consumer Finance — 2.1%
7,625	Cash America International, Inc.	311,024
27,854	Ezcorp, Inc. - Class A1,2	338,147
		649,171
	Diversified Consumer Services — 0.8%
8,701	Sotheby's - Class A	241,018
	Diversified Financial Services — 0.8%
7,557	Interactive Brokers Group, Inc.[1]	238,574
	Electrical Equipment — 2.4%
5,544	Acuity Brands, Inc.	265,225
7,341	Belden, Inc.	247,685
7,315	Woodward Governor Co.	256,976
		769,886
	Electronic Equipment & Instruments — 3.7%
16,280	Brightpoint, Inc.[1,2]	149,125
23,911	Cogent, Inc.[1]	223,090
14,155	Cognex Corp.	356,706
12,637	Plexus Corp.[1,2]	304,425
6,260	Technitrol, Inc.	131,460
		1,164,806

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 4.3%
3,164	Dawson Geophysical Co.[1,2]	$228,884
4,271	Dril-Quip, Inc.[1,2]	244,130
16,480	Matrix Service Co.[1]	331,413
5,893	T-3 Energy Services, Inc.[1,2]	311,150
7,020	Willbros Group, Inc.[1]	253,352
		1,368,929
	Food & Staples Retailing — 1.0%
7,745	Longs Drug Stores Corp.	310,265
	Food Products — 1.7%
17,823	Darling International, Inc.[1,2]	272,157
9,770	Flowers Foods, Inc.	252,945
		525,102
	Health Care Equipment & Supplies — 3.9%
6,641	Arthrocare Corp.[1,2]	299,243
13,874	Conceptus, Inc.[1,2]	250,010
9,107	Immucor, Inc.[1,2]	245,707
13,510	Zoll Medical Corp.[1]	450,964
		1,245,924
	Health Care Providers & Services — 3.4%
7,899	Amedisys, Inc.[1,2]	409,168
6,183	Chemed Corp.	210,840
14,840	Healthspring, Inc.[1]	249,906
12,426	PSS World Medical, Inc.[1]	204,656
		1,074,570
	Health Care Technology — 0.6%
9,723	Eclipsys Corp.[1,2]	201,947
	Hotels, Restaurants & Leisure — 3.5%
4,567	Bally Technologies, Inc.[1,2]	153,862
7,845	CBRL Group, Inc.	289,794
6,730	Jack In The Box, Inc.[1]	180,028
5,571	Papa John's International, Inc.[1,2]	150,417
10,192	PF Chang's China Bistro, Inc.[1,2]	316,258
		1,090,359
	Household Durables — 1.9%
22,098	Tempur-Pedic International, Inc.	245,509
8,798	Tupperware Brands Corp.	346,641
		592,150

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.3%
11,354	Amtrust Financial Services, Inc.	$176,555
4,490	Navigators Group, Inc.[1]	220,010
		396,565
	Internet & Catalog Retail — 0.7%
7,381	NetFlix, Inc.[1,2]	236,044
	IT Services — 4.4%
6,359	CACI International, Inc. - Class A1,2	318,713
19,384	CSG Systems International, Inc.[1,2]	234,546
21,499	MPS Group, Inc.[1,2]	230,684
8,912	SRA International, Inc. - Class A1,2	234,118
21,870	SYKES Enterprises, Inc.[1]	363,480
		1,381,541
	Leisure Equipment & Products — 0.9%
5,973	Polaris Industries, Inc.	278,043
	Life Sciences Tools & Services — 1.5%
11,917	Affymetrix, Inc.[1,2]	130,015
13,188	Parexel International Corp.[1,2]	334,975
		464,990
	Machinery — 2.1%
11,850	Actuant Corp. - Class A	401,359
6,344	Wabtec Corp.	272,031
		673,390
	Media — 0.7%
25,440	Sinclair Broadcast Group, Inc. - Class A	223,618
	Metals & Mining — 0.7%
15,622	Horsehead Holding Corp.[1,2]	219,020
	Oil, Gas & Consumable Fuels — 4.7%
8,342	Alpha Natural Resources, Inc.[1]	405,838
2,517	Berry Petroleum Co. - Class A	124,642
7,237	Comstock Resources, Inc.[1]	329,211
8,683	Mariner Energy, Inc.[1]	239,304
12,953	Petroquest Energy, Inc.[1]	269,163
4,953	World Fuel Services Corp.	121,646
		1,489,804

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 4.1%
10,539	Medicis Pharmaceutical Corp. - Class A	$217,103
11,083	Par Pharmaceutical Cos., Inc.[1,2]	188,965
8,886	Perrigo Co.	364,237
20,552	Valeant Pharmaceuticals International[1,2]	272,931
27,112	Viropharma, Inc.[1,2]	248,346
		1,291,582
	Real Estate Investment Trusts — 2.2%
8,672	First Industrial Realty Trust, Inc.	261,981
5,466	Highwoods Properties, Inc.	191,529
11,827	Sun Communities, Inc.	230,035
		683,545
	Semiconductors & Semiconductor Equipment — 2.6%
32,936	Applied Micro Circuits Corp.[1,2]	288,519
7,987	Cymer, Inc.[1,2]	207,582
19,573	Semtech Corp.[1]	317,866
		813,967
	Software — 4.9%
21,267	Epicor Software Corp.[1,2]	170,136
7,202	MICROS Systems, Inc.[1,2]	256,751
3,384	MicroStrategy, Inc. - Class A1	300,262
15,677	Parametric Technology Corp.[1]	273,250
17,058	Quest Software, Inc.[1]	227,213
37,170	Wind River Systems, Inc.[1,2]	306,281
		1,533,893
	Specialty Retail — 3.8%
9,020	Aeropostale, Inc.[1,2]	286,746
19,250	Dress Barn, Inc.[1]	259,105
6,110	Gymboree Corp. (The)[1,2]	264,074
6,810	Jos. A. Bank Clothiers, Inc.[1,2]	166,232
8,942	Men's Wearhouse, Inc.	238,126
		1,214,283
	Textiles, Apparel & Luxury Goods — 5.0%
2,121	Deckers Outdoor Corp.[1,2]	292,846
7,470	Fossil, Inc.[1,2]	267,351
11,646	Skechers U.S.A., Inc. - Class A1,2	275,428
9,155	Warnaco Group (The), Inc.[1,2]	422,412
11,592	Wolverine World Wide, Inc.	333,154
		1,591,191

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 0.9%
11,445	Applied Industrial Techologies, Inc.	$276,511
	TOTAL COMMON STOCKS (Cost $30,219,746)	31,332,647
REPURCHASE AGREEMENT* — 0.6%
$164,255	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $164,263, due 5/1/08, (collateralized by a FHR security with a par value of $174,663, coupon rate of 3.066%, due 12/15/35, market value of $169,362)	164,255
	TOTAL REPURCHASE AGREEMENT (Cost $164,255)	164,255
INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.6%
8,074,914	State Street Navigator Securities Lending Prime Portfolio	8,074,914
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $8,074,914)	8,074,914

TOTAL INVESTMENTS (Cost $38,458,915)[3]	125.6%	$39,571,816
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.6)	(8,053,913)
NET ASSETS	100.0%	$31,517,903

*  Percentages indicated are based on net assets.

1  Non income-producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $38,478,603.

Abbreviations:

FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Biotechnology	7.1%	$2,224,612
Commercial Services & Supplies	5.7	1,802,209
Textiles, Apparel & Luxury Goods	5.0	1,591,191
Software	4.9	1,533,893
Oil, Gas & Consumable Fuels	4.7	1,489,804
IT Services	4.4	1,381,541
Energy Equipment & Services	4.3	1,368,929
Pharmaceuticals	4.1	1,291,582
Health Care Equipment & Supplies	3.9	1,245,924
Specialty Retail	3.8	1,214,283
Aerospace & Defense	3.8	1,186,540
Electronic Equipment & Instruments	3.7	1,164,806
Hotels, Restaurants & Leisure	3.5	1,090,359
Health Care Providers & Services	3.4	1,074,570
Semiconductors & Semiconductor Equipment	2.6	813,967
Computers & Peripherals	2.5	783,583
Electrical Equipment	2.4	769,886
Real Estate Investment Trusts	2.2	683,545
Machinery	2.1	673,390
Capital Markets	2.1	651,796
Consumer Finance	2.1	649,171
Air Freight & Logistics	2.0	633,458
Household Durables	1.9	592,150
Chemicals	1.8	576,908
Communications Equipment	1.7	550,465
Food Products	1.7	525,102
Life Sciences Tools & Services	1.5	464,990
Insurance	1.3	396,565
Food & Staples Retailing	1.0	310,265
Commercial Banks	0.9	293,517
Leisure Equipment & Products	0.9	278,043
Trading Companies & Distributors	0.9	276,511
Construction & Engineering	0.8	245,517
Diversified Consumer Services	0.8	241,018
Diversified Financial Services	0.8	238,574
Internet & Catalog Retail	0.7	236,044
Media	0.7	223,618
Metals & Mining	0.7	219,020
Health Care Technology	0.6	201,947
Airlines	0.4	143,354
TOTAL COMMON STOCKS	99.4%	$31,332,647
REPURCHASE AGREEMENTS	0.6	164,255
INVESTMENTS OF SECURITY LENDING COLLATERAL	25.6	8,074,914
TOTAL INVESTMENTS	125.6%	$39,571,816

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.0%
16,389	Lockheed Martin Corp.	$1,737,890
13,968	United Technologies Corp.	1,012,261
		2,750,151
	Airlines — 1.0%
106,609	Southwest Airlines Co.	1,411,503
	Auto Components — 1.2%
27,112	Autoliv, Inc.	1,660,339
	Beverages — 2.6%
22,317	Coca-Cola Co. (The)	1,313,802
52,473	PepsiAmericas, Inc.	1,348,556
12,183	PepsiCo, Inc.	834,901
		3,497,259
	Biotechnology — 1.1%
23,714	Biogen Idec, Inc.[1,2]	1,439,203
	Capital Markets — 4.3%
14,252	Ameriprise Financial, Inc.	676,827
66,983	Charles Schwab Corp. (The)	1,446,833
36,765	Federated Investors, Inc. - Class B	1,230,892
5,600	Goldman Sachs Capital, Inc.	1,071,672
27,813	Morgan Stanley	1,351,712
		5,777,936
	Chemicals — 2.5%
12,203	CF Industries Holdings, Inc.	1,631,541
13,756	Mosaic Co. (The)[1]	1,685,248
		3,316,789
	Communications Equipment — 1.4%
69,085	Juniper Networks, Inc.[1,2]	1,908,128
	Computers & Peripherals — 5.5%
15,015	Apple Inc.[1]	2,611,859
68,050	Dell, Inc.[1]	1,267,771
21,012	Hewlett-Packard Co.	973,906
38,871	Lexmark International, Inc.[1]	1,220,161
58,904	NetApp, Inc.[1,2]	1,425,477
		7,499,174
	Construction & Engineering — 0.8%
22,036	Shaw Group, Inc. (The)[1]	1,089,019

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — 1.0%
28,734	American Express Co.	$1,379,807
	Diversified Telecommunication Services — 1.7%
30,849	CenturyTel, Inc.	1,001,050
33,929	Verizon Communications, Inc.	1,305,588
		2,306,638
	Electric Utilities — 2.9%
25,659	Edison International	1,338,630
6,561	Entergy Corp.	753,596
23,526	FirstEnergy Corp.	1,779,507
		3,871,733
	Electrical Equipment — 2.0%
32,545	Cooper Industries, Ltd. - Class A	1,379,582
26,565	Emerson Electric Co.	1,388,287
		2,767,869
	Energy Equipment & Services — 5.4%
42,500	Cameron International Corp.[1,2]	2,092,275
25,572	ENSCO International, Inc.	1,629,703
23,488	FMC Technologies, Inc.[1,2]	1,578,394
26,720	Smith International, Inc.	2,044,347
		7,344,719
	Food & Staples Retailing — 0.4%
18,613	SYSCO Corp.	568,999
	Gas Utilities — 1.3%
25,705	Energen Corp.	1,754,109
	Health Care Equipment & Supplies — 1.3%
27,574	Baxter International, Inc.	1,718,412
	Health Care Providers & Services — 2.9%
30,815	Aetna, Inc.	1,343,534
29,640	CIGNA Corp.	1,265,924
17,035	Laboratory Corp. of America Holdings[1,2]	1,288,187
		3,897,645
	Hotels, Restaurants & Leisure — 2.0%
26,484	Darden Restaurants, Inc.	942,301
30,342	McDonald's Corp.	1,807,776
		2,750,077

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Household Durables — 1.0%
27,655	Stanley Works (The)	$1,334,077
	Household Products — 1.9%
17,247	Colgate-Palmolive Co.	1,219,363
20,812	Procter & Gamble Co. (The)	1,395,445
		2,614,808
	Insurance — 9.5%
23,076	ACE, Ltd.	1,391,252
50,355	American Financial Group, Inc.	1,380,734
24,238	Assurant, Inc.	1,575,470
25,942	Chubb Corp.	1,374,148
22,560	Metlife, Inc.	1,372,776
18,446	PartnerRe, Ltd.	1,364,635
27,797	SAFECO Corp.	1,855,172
20,396	Transatlantic Holdings, Inc.	1,322,680
46,913	WR Berkley Corp.	1,205,195
		12,842,062
	IT Services — 1.2%
43,116	Paychex, Inc.	1,568,129
	Leisure Equipment & Products — 1.1%
41,575	Hasbro, Inc.	1,478,407
	Life Sciences Tools & Services — 1.0%
44,247	Applera Corp. - Applied Biosystems Group	1,411,922
	Machinery — 6.4%
17,432	Caterpillar, Inc.	1,427,332
35,380	Cummins, Inc.	2,216,557
20,992	Deere & Co.	1,764,797
15,950	Eaton Corp.	1,401,048
23,497	Parker Hannifin Corp.	1,876,236
		8,685,970
	Media — 3.5%
44,574	Disney (Walt) Co.	1,445,535
28,764	Omnicom Group, Inc.	1,373,193
87,781	Time Warner, Inc.	1,303,548
16,416	Viacom, Inc. - Class B1,2	631,031
		4,753,307
	Metals & Mining — 1.7%
6,296	Freeport-McMoran Copper & Gold Inc.	716,170
21,150	Nucor Corp.	1,596,825
		2,312,995

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Multi-line Retail — 1.1%
46,075	Dollar Tree, Inc.[1,2]	$1,455,970
	Oil, Gas & Consumable Fuels — 7.7%
18,392	Chevron Corp.	1,768,391
18,690	Consol Energy, Inc.	1,513,142
17,630	Exxon Mobil Corp.	1,640,824
14,849	Hess Corp.	1,576,964
27,063	Marathon Oil Corp.	1,233,261
21,621	Sunoco, Inc.	1,003,431
27,724	Tesoro Corp.	696,981
19,975	Valero Energy Corp.	975,779
		10,408,773
	Pharmaceuticals — 5.2%
28,060	Eli Lilly & Co.	1,350,809
32,851	Forest Laboratories, Inc.[1]	1,140,258
13,447	Johnson & Johnson	902,159
26,640	Merck & Co., Inc.	1,013,386
63,376	Pfizer, Inc.	1,274,491
32,044	Wyeth	1,424,997
		7,106,100
	Real Estate Investment Trusts — 2.6%
39,421	Hospitality Properties Trust	1,266,597
46,982	iStar Financial, Inc.	904,403
14,963	Rayonier, Inc.	628,895
7,859	Simon Property Group, Inc.	784,800
		3,584,695
	Real Estate Management & Development — 0.9%
15,433	Jones Lang Lasalle, Inc.	1,197,755
	Road & Rail — 1.6%
23,306	CSX Corp.	1,467,113
10,825	Norfolk Southern Corp.	644,953
		2,112,066
	Semiconductors & Semiconductor Equipment — 1.7%
40,158	Applied Materials, Inc.	749,348
60,236	Xilinx, Inc.	1,492,046
		2,241,394

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Software — 3.4%
20,549	Adobe Systems, Inc.[1]	$766,272
33,956	Autodesk, Inc.[1,2]	1,290,328
44,370	Microsoft Corp.	1,265,432
78,175	Symantec Corp.[1]	1,346,174
		4,668,206
	Specialty Retail — 2.7%
9,090	Autozone, Inc.[1,2]	1,097,618
31,771	Best Buy Co., Inc.	1,366,788
38,084	TJX Cos., Inc. (The)	1,227,066
		3,691,472
	Textiles, Apparel & Luxury Goods — 1.1%
22,450	Nike, Inc. - Class B	1,499,660
	Tobacco — 0.9%
18,585	Loews Corp. - Carolina Group	1,220,477
	TOTAL COMMON STOCKS (Cost $124,188,436)	134,897,754
REPURCHASE AGREEMENT* — 0.4%
$561,580	With State Street Bank & Trust Co., dated 4/30/08, 1.75% principal and interest in the amount of $561,607, due 5/1/08 (collaterialized by a FNR security with a par value of $629,672, coupon rate of 3.245%, due 12/25/35, market value of $576,016)	561,580
	TOTAL REPURCHASE AGREEMENT (Cost $561,580)	561,580
INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.1%
12,295,574	State Street Navigator Securities Lending Prime Portfolio	12,295,574
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $12,295,574)	12,295,574

TOTAL INVESTMENTS (Cost $137,045,590)[3]	109.0%	$147,754,908
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.0)	(12,223,410)
NET ASSETS	100.0%	$135,531,498

*  Percentages indicated are based on net assets.

1  Non income-producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $137,045,590.

Abbreviations:

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Insurance	9.5%	$12,842,062
Oil, Gas & Consumable Fuels	7.7	10,408,773
Machinery	6.4	8,685,970
Computers & Peripherals	5.5	7,499,174
Energy Equipment & Services	5.4	7,344,719
Pharmaceuticals	5.2	7,106,100
Capital Markets	4.3	5,777,936
Media	3.5	4,753,307
Software	3.4	4,668,206
Health Care Providers & Services	2.9	3,897,645
Electric Utilities	2.9	3,871,733
Specialty Retail	2.7	3,691,472
Real Estate Investment Trusts	2.6	3,584,695
Beverages	2.6	3,497,259
Chemicals	2.5	3,316,789
Electrical Equipment	2.0	2,767,869
Aerospace & Defense	2.0	2,750,151
Hotels, Restaurants & Leisure	2.0	2,750,077
Household Products	1.9	2,614,808
Metals & Mining	1.7	2,312,995
Diversified Telecommunication Services	1.7	2,306,638
Semiconductors & Semiconductor Equipment	1.7	2,241,394
Road & Rail	1.6	2,112,066
Communications Equipment	1.4	1,908,128
Gas Utilities	1.3	1,754,109
Health Care Equipment & Supplies	1.3	1,718,412
Auto Components	1.2	1,660,339
IT Services	1.2	1,568,129
Textiles, Apparel & Luxury Goods	1.1	1,499,660
Leisure Equipment & Products	1.1	1,478,407
Multi-line Retail	1.1	1,455,970
Biotechnology	1.1	1,439,203
Life Sciences Tools & Services	1.0	1,411,922
Airlines	1.0	1,411,503
Consumer Finance	1.0	1,379,807
Household Durables	1.0	1,334,077
Tobacco	0.9	1,220,477
Real Estate Management & Development	0.9	1,197,755
Construction & Engineering	0.8	1,089,019
Food & Staples Retailing	0.4	568,999
TOTAL COMMON STOCKS	99.5%	$134,897,754
REPURCHASE AGREEMENTS	0.4	561,580
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.1	12,295,574
TOTAL INVESTMENTS	109.0%	$147,754,908

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.6%
Aerospace & Defense — 3.5%
6,570	Boeing Co.	$557,529
9,510	Lockheed Martin Corp.	1,008,441
12,785	United Technologies Corp.	926,529
		2,492,499
Auto Components — 0.5%
5,927	Autoliv, Inc.	362,969
Biotechnology — 2.3%
20,829	Amgen, Inc.[1]	872,110
5,309	Genzyme Corp.[1]	373,488
7,588	Gilead Sciences, Inc.[1]	392,755
		1,638,353
Capital Markets — 5.1%
31,781	Charles Schwab Corp. (The)	686,470
5,373	Goldman Sachs Capital, Inc.	1,028,231
10,553	Northern Trust Corp.	782,083
5,206	State Street Corp.	375,561
40,243	TD Ameritrade Holding Corp.[1]	728,398
		3,600,743
Communications Equipment — 0.8%
10,805	Harris Corp.	583,794
Computers & Peripherals — 9.8%
8,319	Apple Inc.[1]	1,447,090
51,946	Dell, Inc.[1]	967,754
21,546	Hewlett-Packard Co.	998,657
8,735	International Business Machines Corp.	1,054,315
17,472	Lexmark International, Inc.[1]	548,446
14,689	NetApp, Inc.[1]	355,474
30,404	Seagate Technology	573,723
33,955	Western Digital Corp.[1]	984,355
		6,929,814
Consumer Finance — 0.9%
13,792	American Express Co.	662,292
Diversified Consumer Services — 1.0%
13,566	Apollo Group, Inc. - Class A1	690,509
Electric Utilities — 1.5%
22,871	PPL Corp.	1,098,265

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
Electrical Equipment — 2.9%
25,402	Cooper Industries, Ltd. - Class A	$1,076,791
18,610	Emerson Electric Co.	972,558
		2,049,349
Electronic Equipment & Instruments — 1.1%
29,290	Avnet, Inc.[1]	767,105
Energy Equipment & Services — 7.5%
14,905	Baker Hughes, Inc.	1,205,516
21,602	ENSCO International, Inc.	1,376,696
21,889	FMC Technologies, Inc.[1]	1,470,941
20,545	Pride International, Inc.[1]	872,135
9,583	Rowan Cos., Inc.	373,641
		5,298,929
Food & Staples Retailing — 1.5%
34,420	SYSCO Corp.	1,052,219
Health Care Providers & Services — 6.9%
13,785	CIGNA Corp.	588,757
12,090	Express Scripts, Inc.[1]	846,542
12,539	Humana, Inc.[1]	599,239
13,177	Laboratory Corp. of America Holdings[1]	996,445
12,786	McKesson Corp.	666,406
20,196	Medco Health Solutions, Inc.[1]	1,000,510
6,862	UnitedHealth Group, Inc.	223,907
		4,921,806
Hotels, Restaurants & Leisure — 0.9%
17,931	Darden Restaurants, Inc.	637,985
Household Products — 2.8%
13,649	Colgate-Palmolive Co.	964,984
15,346	Procter & Gamble Co. (The)	1,028,950
		1,993,934
Industrial Conglomerates — 1.2%
15,286	McDermott International, Inc.[1]	819,024
Insurance — 1.5%
16,161	Aflac, Inc.	1,077,454
Internet & Catalog Retail — 0.7%
6,259	Amazon.Com, Inc.[1]	492,145

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
IT Services — 3.8%
31,799	Accenture, Ltd. - Class A	$1,194,052
5,310	Mastercard, Inc. - Class A	1,477,030
		2,671,082
Leisure Equipment & Products — 1.8%
36,352	Hasbro, Inc.	1,292,677
Life Sciences Tools & Services — 1.4%
10,823	Invitrogen Corp.[1]	1,012,708
Machinery — 5.7%
18,753	Cummins, Inc.	1,174,876
26,450	Manitowoc Co. (The), Inc.	1,000,339
9,658	Parker Hannifin Corp.	771,191
15,860	Terex Corp.[1]	1,105,125
		4,051,531
Media — 6.0%
51,965	Comcast Corp. - Class A	1,067,881
41,299	DIRECTV Group (The), Inc.[1]	1,017,607
33,780	Disney (Walt) Co.	1,095,486
23,226	Omnicom Group, Inc.	1,108,809
		4,289,783
Metals & Mining — 1.7%
10,746	Freeport-McMoran Copper & Gold Inc.	1,222,358
Oil, Gas & Consumable Fuels — 2.3%
12,662	Sunoco, Inc.	587,643
13,147	Tesoro Corp.	330,516
14,871	Valero Energy Corp.	726,448
		1,644,607
Personal Products — 1.5%
23,847	Herbalife, Ltd.	1,044,022
Pharmaceuticals — 4.5%
21,375	Eli Lilly & Co.	1,028,992
16,799	Johnson & Johnson	1,127,045
22,904	Wyeth	1,018,541
		3,174,578

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
Real Estate Investment Trusts — 2.1%
8,860	Prologis	$554,725
9,234	Simon Property Group, Inc.	922,107
		1,476,832
Road & Rail — 1.6%
19,514	Norfolk Southern Corp.	1,162,644
Semiconductors & Semiconductor Equipment — 4.0%
51,194	Applied Materials, Inc.	955,280
34,787	Texas Instruments, Inc.	1,014,389
35,984	Xilinx, Inc.	891,324
		2,860,993
Software — 5.9%
31,403	Adobe Systems, Inc.[1]	1,171,018
94,908	Cadence Design Systems, Inc.[1]	1,056,326
30,749	Microsoft Corp.	876,962
53,798	Oracle Corp.[1]	1,121,688
		4,225,994
Specialty Retail — 3.3%
4,213	Autozone, Inc.[1]	508,720
19,094	Best Buy Co., Inc.	821,424
32,156	TJX Cos., Inc. (The)	1,036,066
		2,366,210
Textiles, Apparel & Luxury Goods — 1.6%
17,117	Nike, Inc. - Class B	1,143,416
TOTAL COMMON STOCKS (Cost $68,234,440)		70,808,623

TOTAL INVESTMENTS (Cost $68,234,440)[2]	99.6%	$70,808,623
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	292,164
NET ASSETS	100.0%	$71,100,787

*  Percentages indicated are based on net assets.

1  Non income-producing security.

2  Aggregate cost for federal tax purposes was $68,324,593.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Computers & Peripherals	9.8%	$6,929,814
Energy Equipment & Services	7.5	5,298,929
Health Care Providers & Services	6.9	4,921,806
Media	6.0	4,289,783
Software	5.9	4,225,994
Machinery	5.7	4,051,531
Capital Markets	5.1	3,600,743
Pharmaceuticals	4.5	3,174,578
Semiconductors & Semiconductor Equipment	4.0	2,860,993
IT Services	3.8	2,671,082
Aerospace & Defense	3.5	2,492,499
Specialty Retail	3.3	2,366,210
Electrical Equipment	2.9	2,049,349
Household Products	2.8	1,993,934
Oil, Gas & Consumable Fuels	2.3	1,644,607
Biotechnology	2.3	1,638,353
Real Estate Investment Trusts	2.1	1,476,832
Leisure Equipment & Products	1.8	1,292,677
Metals & Mining	1.7	1,222,358
Road & Rail	1.6	1,162,644
Textiles, Apparel & Luxury Goods	1.6	1,143,416
Electric Utilities	1.5	1,098,265
Insurance	1.5	1,077,454
Food & Staples Retailing	1.5	1,052,219
Personal Products	1.5	1,044,022
Life Sciences Tools & Services	1.4	1,012,708
Industrial Conglomerates	1.2	819,024
Electronic Equipment & Instruments	1.1	767,105
Diversified Consumer Services	1.0	690,509
Consumer Finance	0.9	662,292
Hotels, Restaurants & Leisure	0.9	637,985
Communications Equipment	0.8	583,794
Internet & Catalog Retail	0.7	492,145
Auto Components	0.5	362,969
TOTAL COMMON STOCKS	99.6%	$70,808,623
TOTAL INVESTMENTS	99.6%	$70,808,623

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 96.6%
	Aerospace & Defense — 4.6%
7,240	Honeywell International, Inc.[1]	$430,056
5,849	Lockheed Martin Corp.[1]	620,228
3,860	Northrop Grumman Corp.[1]	283,980
1,968	Raytheon Co.[1]	125,893
5,602	United Technologies Corp.[1]	405,977
		1,866,134
	Air Freight & Logistics — 1.0%
21,601	Pacer International, Inc.[1]	400,915
	Auto Components — 1.0%
11,863	Johnson Controls, Inc.[1]	418,289
	Beverages — 0.9%
15,658	Coca-Cola Enterprises, Inc.[1]	352,305
	Biotechnology — 1.6%
6,560	Genzyme Corp.[1,2]	461,496
4,940	Martek Biosciences Corp.[1,2]	174,185
		635,681
	Building Products — 1.3%
15,900	Lennox International, Inc.[1]	526,926
	Capital Markets — 0.8%
7,305	Charles Schwab Corp. (The)[1]	157,788
8,320	Knight Capital Group, Inc. - Class A1,2	155,667
		313,455
	Chemicals — 1.6%
1,492	CF Industries Holdings, Inc.[1]	199,480
10,711	Dow Chemical Co. (The)[1]	430,047
		629,527
	Commercial Banks — 0.6%
11,323	Citizens Republic Bancorp, Inc.[1]	93,415
8,024	Oriental Financial Group[1]	150,851
		244,266
	Commercial Services & Supplies — 5.0%
10,220	Heidrick & Struggles International, Inc.[1]	305,884
8,791	Manpower, Inc.[1]	590,140
6,358	RR Donnelley & Sons Co.[1]	194,809
31,478	TrueBlue, Inc.[1,2]	400,715
12,220	United Stationers, Inc.[1,2]	538,780
		2,030,328

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Communications Equipment — 0.5%
7,920	Plantronics, Inc.[1]	$197,287
	Computers & Peripherals — 3.6%
10,961	Hewlett-Packard Co.[1]	508,042
5,123	International Business Machines Corp.[1]	618,346
5,374	Lexmark International, Inc.[1,2]	168,690
5,320	Western Digital Corp.[1,2]	154,227
		1,449,305
	Construction & Engineering — 1.6%
7,491	Jacobs Engineering Group, Inc.[1,2]	646,698
	Containers & Packaging — 0.7%
8,880	Rock-Tenn Co. - Class A1	301,298
	Diversified Consumer Services — 1.6%
16,460	Career Education Corp.[1,2]	331,669
10,780	Sotheby's - Class A1	298,606
		630,275
	Diversified Telecommunication Services — 0.4%
5,118	CenturyTel, Inc.[1]	166,079
	Electronic Equipment & Instruments — 3.3%
10,978	Arrow Electronics, Inc.[1,2]	298,711
9,230	Avnet, Inc.[1,2]	241,734
15,860	AVX Corp.[1]	208,876
6,460	Plexus Corp.[1,2]	155,622
4,240	Tech Data Corp.[1,2]	142,506
7,291	Tyco Electronics, Ltd.[1]	272,756
		1,320,205
	Energy Equipment & Services — 2.6%
6,170	Halliburton Co.[1]	283,265
7,417	Oil States International, Inc.[1,2]	371,295
6,355	Tidewater, Inc.[1]	414,473
		1,069,033
	Food & Staples Retailing — 2.3%
11,251	BJ's Wholesale Club, Inc.[1,2]	428,888
6,560	CVS Caremark Corp.[1]	264,827
7,311	Safeway, Inc.[1]	231,028
		924,743
	Gas Utilities — 0.7%
8,955	WGL Holdings, Inc.[1]	293,724

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 1.2%
5,688	Aetna, Inc.[1]	$247,997
4,550	McKesson Corp.[1]	237,146
		485,143
	Hotels, Restaurants & Leisure — 1.9%
10,947	McDonald's Corp.[1]	652,223
3,380	WMS Industries, Inc.[1,2]	122,322
		774,545
	Household Durables — 1.0%
5,400	Whirlpool Corp.[1]	393,012
	Industrial Conglomerates — 0.8%
5,800	McDermott International, Inc.[1,2]	310,764
	Insurance — 6.8%
7,349	ACE, Ltd.[1]	443,071
12,038	American Financial Group, Inc.[1]	330,082
5,820	Arch Capital Group, Ltd.[1,2]	411,183
7,488	Chubb Corp.[1]	396,639
4,700	Hartford Financial Services Group, Inc.[1]	334,969
5,184	Loews Corp.[1]	218,298
5,623	PartnerRe, Ltd.[1]	415,990
9,480	Unum Group[1]	220,031
		2,770,263
	Internet Software & Services — 1.7%
21,180	CMGI, Inc.[1,2]	292,919
37,019	United Online, Inc.[1]	395,363
		688,282
	IT Services — 1.0%
7,840	MAXIMUS, Inc.[1]	297,293
11,100	MPS Group, Inc.[1,2]	119,103
		416,396
	Leisure Equipment & Products — 1.8%
20,435	Hasbro, Inc.[1]	726,669
	Life Sciences Tools & Services — 2.2%
13,630	Applera Corp. - Applied Biosystems Group[1]	434,933
8,845	Varian, Inc.[1,2]	450,476
		885,409

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 6.5%
2,240	AGCO Corp.[1,2]	$134,691
8,496	Cummins, Inc.[1]	532,275
7,300	Eaton Corp.[1]	641,232
10,922	Manitowoc Co. (The), Inc.[1]	413,070
8,458	Parker Hannifin Corp.[1]	675,371
3,420	Terex Corp.[1,2]	238,306
		2,634,945
	Media — 4.7%
17,115	DIRECTV Group (The), Inc.[1,2]	421,714
18,900	Disney (Walt) Co.[1]	612,927
10,253	Omnicom Group, Inc.[1]	489,478
9,568	Scholastic Corp.[1,2]	269,339
8,480	Time Warner, Inc.[1]	125,928
		1,919,386
	Metals & Mining — 1.8%
2,592	Carpenter Technology Corp.[1]	132,918
3,755	United States Steel Corp.[1]	578,082
		711,000
	Multi-line Retail — 1.2%
15,364	Dollar Tree, Inc.[1,2]	485,502
	Office Electronics — 0.9%
25,381	Xerox Corp.[1]	354,573
	Oil, Gas & Consumable Fuels — 5.5%
4,828	Chevron Corp.[1]	464,212
6,864	Exxon Mobil Corp.[1]	638,833
3,784	Hess Corp.[1]	401,861
1,625	Noble Energy, Inc.[1]	141,375
11,474	Tesoro Corp.[1]	288,456
6,382	Valero Energy Corp.[1]	311,761
		2,246,498
	Pharmaceuticals — 2.2%
7,242	Eli Lilly & Co.[1]	348,630
26,274	Pfizer, Inc.[1]	528,370
		877,000
	Real Estate Investment Trusts — 5.1%
18,470	CBL & Associates Properties, Inc.[1]	452,330
14,651	Hospitality Properties Trust[1]	470,737

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)
9,550	Rayonier, Inc.[1]	$401,386
2,518	SL Green Realty Corp.[1]	233,670
13,404	Weingarten Realty Investors[1]	494,474
		2,052,597
	Semiconductors & Semiconductor Equipment — 3.5%
5,900	Novellus Systems, Inc.[1,2]	128,974
11,515	Omnivision Technologies, Inc.[1,2]	184,700
18,049	Texas Instruments, Inc.[1]	526,309
24,044	Xilinx, Inc.[1]	595,570
		1,435,553
	Software — 4.2%
18,480	CA, Inc.[1]	409,147
9,260	Cadence Design Systems, Inc.[1,2]	103,064
21,385	Microsoft Corp.[1]	609,900
34,099	Symantec Corp.[1,2]	587,185
		1,709,296
	Specialty Retail — 3.3%
5,768	Best Buy Co., Inc.[1]	248,139
14,474	Gap, Inc. (The)[1]	269,506
18,014	RadioShack Corp.[1]	250,395
18,014	TJX Cos., Inc. (The)[1]	580,411
		1,348,451
	Textiles, Apparel & Luxury Goods — 1.5%
9,200	Nike, Inc. - Class B1	614,560
	Tobacco — 0.6%
3,681	Loews Corp. - Carolina Group[1]	241,731
	Trading Companies & Distributors — 1.5%
6,864	WW Grainger, Inc.[1]	595,178
	TOTAL COMMON STOCKS (Cost $37,741,147)	39,093,226

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount	Shares/	Value
REPURCHASE AGREEMENT* — 2.2%
$905,168	With State Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $905,212, due 5/1/08, (collateralized by an FNR security with a par value of $1,009,851, coupon rate of 3.245%, due 12/25/35, market value of $923,799)	$905,168
	TOTAL REPURCHASE AGREEMENTS (Cost $905,168)	905,168

TOTAL LONG INVESTMENTS (Cost $38,646,315)	98.8%	$39,998,394
COMMON STOCKS SOLD SHORT* — (62.1)%
Aerospace & Defense — (1.0)%

(9,520)	Moog, Inc. - Class A2	(410,407)
	Biotechnology — (2.9)%
(7,386)	Alexion Pharmaceuticals, Inc.[2]	(519,827)
(13,527)	Amylin Pharmaceuticals, Inc.[2]	(373,074)
(10,813)	Vertex Pharmaceuticals, Inc.[2]	(275,948)
		(1,168,849)
	Building Products — (1.3)%
(5,549)	Ameron International Corp.	(548,241)
	Commercial Services & Supplies — (3.6)%
(14,800)	Geo Group, Inc. (The)[2]	(391,460)
(5,844)	Mine Safety Appliances Co.	(217,222)
(21,260)	Mobile Mini, Inc.[2]	(451,775)
(13,203)	Team, Inc.[2]	(392,525)
		(1,452,982)
	Computers & Peripherals — (0.3)%
(9,880)	Hutchinson Technology, Inc.[2]	(139,703)
	Construction & Engineering — (1.4)%
(20,773)	Quanta Services, Inc.[2]	(551,316)
	Construction Materials — (2.2)%
(3,967)	Martin Marietta Materials, Inc.	(433,911)
(6,389)	Vulcan Materials Co.	(439,691)
		(873,602)
	Electronic Equipment & Instruments — (3.4)%
(43,773)	Cogent, Inc.[2]	(408,402)
(35,157)	Echelon Corp.[2]	(395,868)
(19,143)	OSI Systems, Inc.[2]	(468,046)
(6,973)	Universal Display Corp.[2]	(103,131)
		(1,375,447)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Energy Equipment & Services — (1.0)%
(8,328)	CARBO Ceramics, Inc.	$(395,830)
	Food & Staples Retailing — (1.0)%
(5,046)	Pantry (The), Inc.[2]	(54,749)
(11,175)	Whole Foods Market, Inc.	(364,752)
		(419,501)
	Food Products — (1.1)%
(19,794)	Dean Foods Co.[2]	(460,013)
	Health Care Equipment & Supplies — (0.4)%
(3,821)	NuVasive, Inc.[2]	(145,771)
	Hotels, Restaurants & Leisure — (3.4)%
(11,380)	Choice Hotels International, Inc.	(392,496)
(11,036)	Gaylord Entertainment Co.[2]	(326,886)
(2,725)	Las Vegas Sands Corp.[2]	(207,700)
(15,344)	Scientific Games Corp. - Class A2	(432,087)
		(1,359,169)
	Household Durables — (1.5)%
(29,800)	DR Horton, Inc.	(461,602)
(5,977)	Toll Brothers, Inc.[2]	(135,319)
		(596,921)
	Industrial Conglomerates — (1.0)%
(12,976)	Industrial Conglomerates	(424,315)
	Insurance — (2.1)%
(40,922)	Conseco, Inc.[2]	(476,741)
(15,297)	Stewart Information Services Corp.	(374,624)
		(851,365)
	Internet & Catalog Retail — (0.8)%
(24,671)	GSI Commerce, Inc.[2]	(343,420)
	Internet Software & Services — (3.5)%
(17,361)	Akamai Technologies, Inc.[2]	(621,003)
(14,953)	SAVVIS, Inc.[2]	(219,062)
(15,689)	VeriSign, Inc.[2]	(565,588)
		(1,405,653)
	Life Sciences Tools & Services — (1.0)%
(9,918)	AMAG Pharmaceuticals, Inc.[2]	(406,936)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (5.3)%
(12,713)	Albany International Corp. - Class A	$(461,482)
(62,243)	Flow International Corp.[2]	(624,297)
(11,540)	Pall Corp.	(401,246)
(16,093)	RBC Bearings, Inc.[2]	(643,237)
		(2,130,262)
	Media — (4.9)%
(6,040)	DreamWorks Animation SKG, Inc. - Class A2	(168,878)
(9,451)	John Wiley & Sons, Inc. - Class A	(435,219)
(5,892)	Lamar Advertising Co.[2]	(232,970)
(6,315)	Liberty Global, Inc. Series A2	(223,488)
(36,001)	RCN Corp.[2]	(412,571)
(800)	Washington Post Co. (The)	(524,480)
		(1,997,606)
	Oil, Gas & Consumable Fuels — (1.8)%
(2,155)	ATP Oil & Gas Corp.[2]	(61,935)
(6,839)	Newfield Exploration Co.[2]	(415,537)
(3,200)	Overseas Shipholding Group, Inc.	(240,832)
		(718,304)
	Real Estate Investment Trusts — (4.2)%
(8,083)	Federal Realty Investment Trust	(664,018)
(9,102)	Kilroy Realty Corp.	(476,217)
(22,522)	UDR, Inc.	(569,356)
		(1,709,591)
	Real Estate Management & Development — (1.8)%
(13,287)	CB Richard Ellis Group, Inc. - Class A2	(307,195)
(16,721)	Forestar Real Estate Group, Inc.[2]	(416,353)
		(723,548)
	Road & Rail — (0.9)%
(28,639)	Avis Budget Group, Inc.[2]	(380,326)
	Semiconductors & Semiconductor Equipment — (2.9)%
(17,300)	Diodes, Inc.[2]	(467,792)
(17,665)	Microsemi Corp.[2]	(432,793)
(13,593)	Veeco Instruments, Inc.[2]	(255,956)
		(1,156,541)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (3.9)%
(13,624)	Citrix Systems, Inc.[2]	$(446,186)
(11,322)	Electronic Arts, Inc.[2]	(582,743)
(16,220)	Ultimate Software Group, Inc.[2]	(531,854)
		(1,560,783)
	Specialty Retail — (2.2)%
(29,387)	Asbury Automotive Group, Inc.	(489,293)
(14,785)	Group 1 Automotive, Inc.	(394,464)
		(883,757)
	Thrifts & Mortgage Finance — 0.0%
(1,827)	Guaranty Financial Group, Inc.[2]	(13,977)
	Trading Companies & Distributors — (1.3)%
(11,959)	GATX Corp.	(526,196)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(27,620,204))	(25,130,332)

TOTAL SHORT INVESTMENTS (Proceeds $(27,620,204))	(62.1)%	$(25,130,332)
TOTAL INVESTMENTS (Cost $11,026,111)[3]	36.7%	$14,868,062
OTHER ASSETS IN EXCESS OF LIABILITIES	63.3	25,604,496
NET ASSETS	100.0%	$40,472,558

*  Percentages indicated are based on net assets.

1  All or a portion of security pledged as collateral for securities sold short.

2  Non income-producing security.

3  Aggregate cost for federal tax purposes was $11,071,149.

Abbreviations:

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Insurance	6.8	$2,770,263
Machinery	6.5	2,634,945
Oil, Gas & Consumable Fuels	5.5	2,246,498
Real Estate Investment Trusts	5.1	2,052,597
Commercial Services & Supplies	5.0	2,030,328
Media	4.7	1,919,386
Aerospace & Defense	4.6	1,866,134
Software	4.2	1,709,296
Computers & Peripherals	3.6	1,449,305
Semiconductors & Semiconductor Equipment	3.5	1,435,553
Specialty Retail	3.3	1,348,451
Electronic Equipment & Instruments	3.3	1,320,205
Energy Equipment & Services	2.6	1,069,033
Food & Staples Retailing	2.3	924,743
Life Sciences Tools & Services	2.2	885,409
Pharmaceuticals	2.2	877,000
Hotels, Restaurants & Leisure	1.9	774,545
Leisure Equipment & Products	1.8	726,669
Metals & Mining	1.8	711,000
Internet Software & Services	1.7	688,282
Construction & Engineering	1.6	646,698
Biotechnology	1.6	635,681
Diversified Consumer Services	1.6	630,275
Chemicals	1.6	629,527
Textiles, Apparel & Luxury Goods	1.5	614,560
Trading Companies & Distributors	1.5	595,178
Building Products	1.3	526,926
Multi-line Retail	1.2	485,502
Health Care Providers & Services	1.2	485,143
Auto Components	1.0	418,289
IT Services	1.0	416,396
Air Freight & Logistics	1.0	400,915
Household Durables	1.0	393,012
Office Electronics	0.9	354,573
Beverages	0.9	352,305
Capital Markets	0.8	313,455
Industrial Conglomerates	0.8	310,764
Containers & Packaging	0.7	301,298
Gas Utilities	0.7	293,724
Commercial Banks	0.6	244,266
Tobacco	0.6	241,731

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
INDUSTRY DIVERSIFICATION — (Concluded)

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
Communications Equipment	0.5	$197,287
Diversified Telecommunication Services	0.4	166,079
Short Positions:
Thrifts & Mortgage Finance	0.0	(13,977)
Computers & Peripherals	(0.3)	(139,703)
Health Care Equipment & Supplies	(0.4)	(145,771)
Internet & Catalog Retail	(0.8)	(343,420)
Road & Rail	(0.9)	(380,326)
Energy Equipment & Services	(1.0)	(395,830)
Life Sciences Tools & Services	(1.0)	(406,936)
Aerospace & Defense	(1.0)	(410,407)
Food & Staples Retailing	(1.0)	(419,501)
Industrial Conglomerates	(1.0)	(424,315)
Food Products	(1.1)	(460,013)
Trading Companies & Distributors	(1.3)	(526,196)
Building Products	(1.3)	(548,241)
Construction & Engineering	(1.4)	(551,316)
Household Durables	(1.5)	(596,921)
Oil, Gas & Consumable Fuels	(1.8)	(718,304)
Real Estate Management & Development	(1.8)	(723,548)
Insurance	(2.1)	(851,365)
Construction Materials	(2.2)	(873,602)
Specialty Retail	(2.2)	(883,757)
Semiconductors & Semiconductor Equipment	(2.9)	(1,156,541)
Biotechnology	(2.9)	(1,168,849)
Hotels, Restaurants & Leisure	(3.4)	(1,359,169)
Electronic Equipment & Instruments	(3.4)	(1,375,447)
Internet Software & Services	(3.5)	(1,405,653)
Commercial Services & Supplies	(3.6)	(1,452,982)
Software	(3.9)	(1,560,783)
Real Estate Investment Trusts	(4.2)	(1,709,591)
Media	(4.9)	(1,997,606)
Machinery	(5.3)	(2,130,262)
TOTAL COMMON STOCKS	34.5%	$13,962,894
REPURCHASE AGREEMENT	2.2	905,168
TOTAL INVESTMENTS	36.7%	$14,868,062

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — 127.8%
	Aerospace & Defense — 6.5%
2,240	Honeywell International, Inc.[1]	$133,056
3,620	L-3 Communications Holdings, Inc.[1]	403,449
4,539	Lockheed Martin Corp.[1]	481,315
2,940	Northrop Grumman Corp.[1]	216,296
4,854	Raytheon Co.[1]	310,510
3,944	United Technologies Corp.[1]	285,822
		1,830,448
	Air Freight & Logistics — 1.8%
2,528	HUB Group, Inc. - Class A1,2	82,641
22,938	Pacer International, Inc.[1]	425,729
		508,370
	Auto Components — 0.8%
10,740	American Axle & Manufacturing Holdings, Inc.[1]	216,304
	Beverages — 1.8%
4,389	Coca-Cola Co. (The)[1]	258,380
10,375	Coca-Cola Enterprises, Inc.[1]	233,438
		491,818
	Biotechnology — 0.8%
6,340	Martek Biosciences Corp.[1,2]	223,548
	Building Products — 0.5%
4,302	Lennox International, Inc.[1]	142,568
	Capital Markets — 4.2%
3,467	Ameriprise Financial, Inc.[1]	164,648
15,515	Charles Schwab Corp. (The)[1]	335,124
6,245	Federated Investors, Inc. - Class B1	209,083
800	Goldman Sachs Capital, Inc.[1]	153,096
9,649	Waddell & Reed Financial, Inc. - Class A1	326,715
		1,188,666
	Chemicals — 1.9%
7,396	Celanese Corp. - Class A1	330,971
1,503	CF Industries Holdings, Inc.[1]	200,951
		531,922
	Commercial Banks — 0.5%
7,091	Oriental Financial Group[1]	133,311

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — 2.7%
4,470	Manpower, Inc.[1]	$300,071
18,560	TrueBlue, Inc.[1,2]	236,269
4,918	United Stationers, Inc.[1,2]	216,835
		753,175
	Computers & Peripherals — 7.2%
16,278	Dell, Inc.[1,2]	303,259
10,144	Hewlett-Packard Co.[1]	470,174
3,238	International Business Machines Corp.[1]	390,827
11,759	Lexmark International, Inc.[1,2]	369,115
7,342	NCR Corp.[2]	180,833
10,320	Western Digital Corp.[1,2]	299,177
		2,013,385
	Construction & Engineering — 0.5%
6,062	EMCOR Group, Inc.[1,2]	151,914
	Consumer Finance — 1.1%
6,665	American Express Co.[1]	320,053
	Diversified Consumer Services — 1.3%
10,266	Career Education Corp.[1,2]	206,860
5,260	Sotheby's - Class A1	145,702
		352,562
	Diversified Financial Services — 0.9%
5,125	J.P. Morgan Chase & Co.[1]	244,206
	Diversified Telecommunication Services — 1.8%
3,661	CenturyTel, Inc.[1]	118,800
177	Fairpoint Communications, Inc.	1,630
9,590	Verizon Communications, Inc.[1]	369,023
		489,453
	Electric Utilities — 0.7%
2,215	Exelon Corp.[1]	189,338
	Electronic Equipment & Instruments — 3.2%
9,248	Avnet, Inc.[1,2]	242,205
10,220	Checkpoint Systems, Inc.[1,2]	265,005
3,378	Molex, Inc.[1]	95,868
3,600	Plexus Corp.[1,2]	86,724
6,520	Tech Data Corp.[1,2]	219,137
		908,939

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 5.3%
3,438	ENSCO International, Inc.[1]	$219,104
3,227	National Oilwell Varco, Inc.[1,2]	220,888
10,140	Oil States International, Inc.[1,2]	507,608
1,992	Smith International, Inc.[1]	152,408
5,972	Tidewater, Inc.[1]	389,494
		1,489,502
	Food & Staples Retailing — 6.8%
8,939	BJ's Wholesale Club, Inc.[1,2]	340,755
15,351	Casey's General Stores, Inc.[1]	339,717
4,955	Costco Wholesale Corp.[1]	353,044
8,130	CVS Caremark Corp.[1]	328,208
6,229	Longs Drug Stores Corp.[1]	249,534
9,610	Safeway, Inc.[1]	303,676
		1,914,934
	Food Products — 0.3%
2,993	Cal-Maine Foods, Inc.[1]	88,443
	Gas Utilities — 1.3%
11,160	WGL Holdings, Inc.[1]	366,048
	Health Care Providers & Services — 2.8%
5,147	CIGNA Corp.[1]	219,828
2,387	McKesson Corp.[1]	124,411
8,820	Medco Health Solutions, Inc.[1,2]	436,943
		781,182
	Hotels, Restaurants & Leisure — 1.5%
5,784	McDonald's Corp.[1]	344,611
2,260	WMS Industries, Inc.[1,2]	81,789
		426,400
	Household Durables — 1.6%
3,198	Black & Decker Corp.[1]	209,885
3,155	Whirlpool Corp.[1]	229,621
		439,506
	Industrial Conglomerates — 1.0%
5,280	McDermott International, Inc.[1,2]	282,902
	Insurance — 12.1%
5,019	ACE, Ltd.[1]	302,596
4,658	Aflac, Inc.[1]	310,549
4,600	Arch Capital Group, Ltd.[1,2]	324,990

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
4,146	Assurant, Inc.[1]	$269,490
6,157	Chubb Corp.[1]	326,136
3,758	Hartford Financial Services Group, Inc.[1]	267,833
6,799	Loews Corp.[1]	286,306
4,979	Metlife, Inc.[1]	302,972
3,810	PartnerRe, Ltd.[1]	281,864
4,187	SAFECO Corp.[1]	279,440
4,449	Torchmark Corp.[1]	288,028
5,880	Unum Group[1]	136,475
		3,376,679
	Internet Software & Services — 1.3%
5,157	eBay, Inc.[1,2]	161,362
19,120	United Online, Inc.[1]	204,202
		365,564
	IT Services — 0.9%
13,890	SAIC, Inc.[1,2]	263,910
	Leisure Equipment & Products — 1.9%
15,296	Hasbro, Inc.[1]	543,926
	Life Sciences Tools & Services — 1.6%
11,282	Applera Corp. - Applied Biosystems Group[1]	360,008
1,019	Invitrogen Corp.[1,2]	95,348
		455,356
	Machinery — 5.1%
6,545	Cummins, Inc.[1]	410,044
3,252	Eaton Corp.[1]	285,656
5,160	Kennametal, Inc.[1]	179,413
2,561	Manitowoc Co. (The), Inc.[1]	96,857
4,475	Parker Hannifin Corp.[1]	357,329
1,220	Terex Corp.[1,2]	85,010
		1,414,309
	Media — 5.2%
10,360	DIRECTV Group (The), Inc.[1,2]	255,270
12,135	Disney (Walt) Co.[1]	393,538
6,027	Omnicom Group, Inc.[1]	287,729
9,350	Scholastic Corp.[1,2]	263,203
17,717	Time Warner, Inc.[1]	263,097
		1,462,837

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — 3.2%
2,051	Carpenter Technology Corp.[1]	$105,176
3,007	Freeport-McMoran Copper & Gold Inc.[1]	342,046
2,900	United States Steel Corp.[1]	446,455
		893,677
	Multi-line Retail — 1.6%
6,380	Big Lots, Inc.[1,2]	172,451
8,735	Dollar Tree, Inc.[1,2]	276,026
		448,477
	Multi-Utilities — 1.3%
8,183	Dominion Resources, Inc.[1]	355,060
	Office Electronics — 1.1%
21,197	Xerox Corp.[1]	296,122
	Oil, Gas & Consumable Fuels — 8.1%
5,135	Chevron Corp.[1]	493,730
5,347	Exxon Mobil Corp.[1]	497,645
4,017	Hess Corp.[1]	426,606
8,446	Marathon Oil Corp.[1]	384,884
8,948	Tesoro Corp.[1]	224,953
4,720	Valero Energy Corp.[1]	230,572
		2,258,390
	Pharmaceuticals — 7.2%
8,540	Bristol-Myers Squibb Co.[1]	187,624
7,820	Eli Lilly & Co.[1]	376,455
8,415	Forest Laboratories, Inc.[1,2]	292,085
6,260	Johnson & Johnson[1]	419,983
11,475	Par Pharmaceutical Cos., Inc.[1,2]	195,649
3,775	Perrigo Co.[1]	154,737
15,764	Pfizer, Inc.[1]	317,014
2,740	Watson Pharmaceuticals, Inc.[1,2]	85,049
		2,028,596
	Real Estate Investment Trusts — 2.9%
6,778	CBL & Associates Properties, Inc.[1]	165,993
3,662	Colonial Properties Trust[1]	88,730
8,312	Hospitality Properties Trust[1]	267,065
15,537	iStar Financial, Inc.[1]	299,087
		820,875
	Road & Rail — 0.9%
5,190	Con-way, Inc.[1]	240,038

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 3.6%
5,100	Analog Devices, Inc.[1]	$164,271
12,321	Omnivision Technologies, Inc.[1,2]	197,629
11,320	Teradyne, Inc.[1,2]	150,443
4,611	Texas Instruments, Inc.	134,456
14,235	Xilinx, Inc.[1]	352,601
		999,400
	Software — 2.7%
5,266	CA, Inc.[1]	116,589
15,872	Microsoft Corp.[1]	452,669
24,656	TIBCO Software, Inc.[2]	189,112
		758,370
	Specialty Retail — 3.7%
7,216	Best Buy Co., Inc.[1]	310,432
15,912	Gap, Inc. (The)[1]	296,282
10,181	RadioShack Corp.[1]	141,516
9,165	TJX Cos., Inc. (The)[1]	295,296
		1,043,526
	Textiles, Apparel & Luxury Goods — 0.9%
3,739	Nike, Inc. - Class B1	249,765
	Tobacco — 1.6%
2,420	Loews Corp. - Carolina Group[1]	158,921
4,692	Universal Corp/Richmond VA1	301,180
		460,101
	Trading Companies & Distributors — 2.1%
9,509	Applied Industrial Techologies, Inc.[1]	229,737
4,200	WW Grainger, Inc.[1]	364,182
		593,919
	TOTAL COMMON STOCKS (Cost $35,529,190)	35,807,794
REPURCHASE AGREEMENT* — 2.1%
$582,051	With State Street Bank and Trust Co., dated 4/30/08, 1.75%, principal and interest in the amount of $582,079, due 5/1/08 (collateralized by a FHR security with a par value of $613,103, coupon rate of 3.066%, due 12/15/35, market value of $594,495)	582,051
	TOTAL REPURCHASE AGREEMENT (Cost $582,051)	582,051
TOTAL LONG INVESTMENTS (Cost $36,111,241)	129.9%	$36,389,845

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (29.8)%
	Aerospace & Defense — (1.1)%
(2,649)	Ladish Co., Inc.[2]	$(79,629)
(2,540)	Moog, Inc. - Class A2	(109,499)
(2,980)	TransDigm Group, Inc.[2]	(113,151)
		(302,279)
	Beverages — (0.4)%
(1,780)	Brown-Forman Corp. - Class B	(121,076)
	Biotechnology — (0.3)%
(2,955)	Amylin Pharmaceuticals, Inc.[2]	(81,499)
	Building Products — (0.5)%
(1,426)	Ameron International Corp.	(140,889)
	Capital Markets — (0.7)%
(6,143)	Ares Capital Corp.	(69,170)
(6,135)	Jefferies Group, Inc.	(115,338)
		(184,508)
	Commercial Services & Supplies — (1.4)%
(5,045)	Geo Group, Inc. (The)[2]	(133,440)
(1,567)	Huron Consulting Group, Inc.[2]	(65,595)
(5,140)	Kenexa Corp.[2]	(89,898)
(2,920)	M&F Worldwide Corp.[2]	(100,448)
		(389,381)
	Communications Equipment — (0.2)%
(4,080)	Riverbed Technology, Inc.[2]	(55,774)
	Construction & Engineering — (0.4)%
(4,095)	Quanta Services, Inc.[2]	(108,681)
	Construction Materials — (1.0)%
(1,984)	Texas Industries, Inc.	(153,582)
(1,759)	Vulcan Materials Co.	(121,054)
		(274,636)
	Diversified Consumer Services — (0.5)%
(4,459)	Coinstar, Inc.[2]	(142,198)
	Electrical Equipment — (0.5)%
(4,376)	Energy Conversion Devices, Inc.[2]	(142,614)
	Electronic Equipment & Instruments — (2.0)%
(2,326)	DTS Inc/DE2	(68,617)
(9,447)	Echelon Corp.[2]	(106,373)
(9,809)	L-1 Identity Solutions, Inc.[2]	(141,348)
(5,568)	OSI Systems, Inc.[2]	(136,138)
(6,803)	Universal Display Corp.[2]	(100,616)
		(553,092)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Food Products — (1.3)%
(5,232)	Dean Foods Co.[2]	$(121,592)
(3,313)	Green Mountain Coffee Roasters, Inc.[2]	(106,678)
(4,303)	Smithfield Foods, Inc.[2]	(123,410)
		(351,680)
	Health Care Equipment & Supplies — (0.8)%
(2,777)	NuVasive, Inc.[2]	(105,943)
(4,424)	Wright Medical Group, Inc.[2]	(123,518)
		(229,461)
	Hotels, Restaurants & Leisure — (1.9)%
(6,325)	BJ's Restaurants, Inc.[2]	(88,171)
(4,033)	Choice Hotels International, Inc.	(139,098)
(2,901)	Gaylord Entertainment Co.[2]	(85,928)
(6,684)	Isle of Capri Casinos, Inc.[2]	(45,050)
(974)	Las Vegas Sands Corp.[2]	(74,238)
(3,918)	Scientific Games Corp. - Class A2	(110,331)
		(542,816)
	Household Durables — (0.8)%
(2,566)	MDC Holdings, Inc.	(111,826)
(5,094)	Toll Brothers, Inc.[2]	(115,328)
		(227,154)
	Industrial Conglomerates — (0.3)%
(2,499)	Industrial Conglomerates	(81,717)
	Insurance — (0.7)%
(8,170)	Conseco, Inc.[2]	(95,181)
(3,688)	Stewart Information Services Corp.	(90,319)
		(185,500)
	Internet & Catalog Retail — (0.3)%
(5,846)	GSI Commerce, Inc.[2]	(81,376)
	Internet Software & Services — (1.8)%
(4,328)	Akamai Technologies, Inc.[2]	(154,813)
(1,805)	Equinix, Inc.[2]	(163,208)
(3,247)	SAVVIS, Inc.[2]	(47,568)
(3,962)	VeriSign, Inc.[2]	(142,830)
		(508,419)
	IT Services — (0.4)%
(4,127)	Iron Mountain, Inc.[2]	(113,369)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (2.0)%
(3,026)	Albany International Corp. - Class A	$(109,844)
(13,067)	Flow International Corp.[2]	(131,062)
(3,030)	Pall Corp.	(105,353)
(3,512)	RBC Bearings, Inc.[2]	(140,374)
(2,153)	Tennant Co.	(73,482)
		(560,115)
	Media — (1.7)%
(2,647)	Arbitron, Inc.	(126,633)
(2,505)	John Wiley & Sons, Inc. - Class A	(115,355)
(10,829)	RCN Corp.[2]	(124,100)
(188)	Washington Post Co. (The)	(123,253)
		(489,341)
	Multi-line Retail — (0.5)%
(14,620)	99 Cents Only Stores[2]	(139,036)
	Multi-Utilities — (0.3)%
(3,330)	NorthWestern Corp.	(82,651)
	Oil, Gas & Consumable Fuels — (0.3)%
(1,884)	Bill Barrett Corp.[2]	(96,894)
	Real Estate Investment Trusts — (0.5)%
(5,616)	UDR, Inc.	(141,972)
	Real Estate Management & Development — (0.4)%
(4,714)	Forestar Real Estate Group, Inc.[2]	(117,379)
	Road & Rail — (0.6)%
(1,569)	Amerco, Inc.[2]	(90,108)
(7,029)	Avis Budget Group, Inc.[2]	(93,345)
		(183,453)
	Semiconductors & Semiconductor Equipment — (2.3)%
(10,395)	Advanced Micro Devices, Inc.[2]	(61,954)
(5,261)	Anadigics, Inc.[2]	(58,713)
(4,741)	Diodes, Inc.[2]	(128,196)
(5,140)	Microsemi Corp.[2]	(125,930)
(5,252)	Monolithic Power Systems, Inc.[2]	(120,271)
(4,176)	Netlogic Microsystems, Inc.[2]	(136,931)
		(631,995)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (2.2)%
(5,554)	ACI Worldwide, Inc.[2]	$(122,744)
(2,984)	Blackboard, Inc.[2]	(103,067)
(2,721)	Electronic Arts, Inc.[2]	(140,050)
(6,787)	EPIQ Systems, Inc.[2]	(104,791)
(4,516)	Ultimate Software Group, Inc.[2]	(148,080)
		(618,732)
	Specialty Retail — (0.5)%
(8,568)	Asbury Automotive Group, Inc.	(142,657)
	Textiles, Apparel & Luxury Goods — (0.6)%
(5,830)	Carter's, Inc.[2]	(82,436)
(8,751)	Quiksilver, Inc.[2]	(85,147)
		(167,583)
	Thrifts & Mortgage Finance — 0.0%
(817)	Guaranty Financial Group, Inc.[2]	(6,250)
	Trading Companies & Distributors — (0.6)%
(4,282)	Aircastle, Ltd.	(59,862)
(2,307)	GATX Corp.	(101,508)
		(161,370)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,447,264))	(8,357,547)

TOTAL SHORT INVESTMENTS (Proceeds $(9,447,264))	(29.8)%	$(8,357,547)
TOTAL INVESTMENTS (Cost $26,663,977)[3]	100.1%	$28,032,298
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(16,056)
NET ASSETS	100.0%	$28,016,242

*  Percentages indicated are based on net assets.

1  All or a portion of security pledged as collateral for securities sold short.

2  Non income-producing security.

3  Aggregate cost for federal tax purposes was $26,806,967.

Abbreviations:

FHR — Federal Home Loan Mortgage Corporation REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Insurance	12.1%	$3,376,679
Oil, Gas & Consumable Fuels	8.1	2,258,390
Pharmaceuticals	7.2	2,028,596
Computers & Peripherals	7.2	2,013,385
Food & Staples Retailing	6.8	1,914,934
Aerospace & Defense	6.5	1,830,448
Energy Equipment & Services	5.3	1,489,502
Media	5.2	1,462,837
Machinery	5.1	1,414,309
Capital Markets	4.2	1,188,666
Specialty Retail	3.7	1,043,526
Semiconductors & Semiconductor Equipment	3.6	999,400
Electronic Equipment & Instruments	3.2	908,939
Metals & Mining	3.2	893,677
Real Estate Investment Trusts	2.9	820,875
Health Care Providers & Services	2.8	781,182
Software	2.7	758,370
Commercial Services & Supplies	2.7	753,175
Trading Companies & Distributors	2.1	593,919
Leisure Equipment & Products	1.9	543,926
Chemicals	1.9	531,922
Air Freight & Logistics	1.8	508,370
Beverages	1.8	491,818
Diversified Telecommunication Services	1.8	489,453
Tobacco	1.6	460,101
Life Sciences Tools & Services	1.6	455,356
Multi-line Retail	1.6	448,477
Household Durables	1.6	439,506
Hotels, Restaurants & Leisure	1.5	426,400
Gas Utilities	1.3	366,048
Internet Software & Services	1.3	365,564
Multi-Utilities	1.3	355,060
Diversified Consumer Services	1.3	352,562
Consumer Finance	1.1	320,053
Office Electronics	1.1	296,122
Industrial Conglomerates	1.0	282,902
IT Services	0.9	263,910
Textiles, Apparel & Luxury Goods	0.9	249,765
Diversified Financial Services	0.9	244,206
Road & Rail	0.9	240,038
Biotechnology	0.8	223,548
Auto Components	0.8	216,304
Electric Utilities	0.7	189,338

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
INDUSTRY DIVERSIFICATION — (Concluded)

On April 30, 2008, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
Construction & Engineering	0.5%	$151,914
Building Products	0.5	142,568
Commercial Banks	0.5	133,311
Food Products	0.3	88,443
Short Positions:
Thrifts & Mortgage Finance	0.0	(6,250)
Communications Equipment	(0.2)	(55,774)
Internet & Catalog Retail	(0.3)	(81,376)
Biotechnology	(0.3)	(81,499)
Industrial Conglomerates	(0.3)	(81,717)
Multi-Utilities	(0.3)	(82,651)
Oil, Gas & Consumable Fuels	(0.3)	(96,894)
Construction & Engineering	(0.4)	(108,681)
IT Services	(0.4)	(113,369)
Real Estate Management & Development	(0.4)	(117,379)
Beverages	(0.4)	(121,076)
Multi-line Retail	(0.5)	(139,036)
Building Products	(0.5)	(140,889)
Real Estate Investment Trusts	(0.5)	(141,972)
Diversified Consumer Services	(0.5)	(142,198)
Electrical Equipment	(0.5)	(142,614)
Specialty Retail	(0.5)	(142,657)
Trading Companies & Distributors	(0.6)	(161,370)
Textiles, Apparel & Luxury Goods	(0.6)	(167,583)
Road & Rail	(0.6)	(183,453)
Capital Markets	(0.7)	(184,508)
Insurance	(0.7)	(185,500)
Household Durables	(0.8)	(227,154)
Health Care Equipment & Supplies	(0.8)	(229,461)
Construction Materials	(1.0)	(274,636)
Aerospace & Defense	(1.1)	(302,279)
Food Products	(1.3)	(351,680)
Commercial Services & Supplies	(1.4)	(389,381)
Media	(1.7)	(489,341)
Internet Software & Services	(1.8)	(508,419)
Hotels, Restaurants & Leisure	(1.9)	(542,816)
Electronic Equipment & Instruments	(2.0)	(553,092)
Machinery	(2.0)	(560,115)
Software	(2.2)	(618,732)
Semiconductors & Semiconductor Equipment	(2.3)	(631,995)
TOTAL COMMON STOCKS	98.0%	$27,450,247
REPURCHASE AGREEMENT	2.1	582,051
TOTAL INVESTMENTS	100.1%	$28,032,298

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the "Fund") consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio (formerly, the Absolute Return Portfolio) and the Total Market Portfolio (formerly, the Total Market Long/Short Portfolio), (each, a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Long/Short Portfolio commenced operations on September 29, 2006. The Total Market Portfolio commenced operations on December 21, 2006. The "Initial offering fee" in the Statement of Operations represents the start-up expenses that are being amortized over the first twelve months of the Long/Short Portfolio's and Total Market Portfolio's operations.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States ("US") securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

prices provided by a pricing service or by using a matrix or formula, when the Portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the "Board"). In that regard, at April 30, 2008, no securities held by the Portfolio's were fair valued using valuations provided by an independent valuation service.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The seller's obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign currency contracts open as of April 30, 2008.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of April 30, 2008.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of "stripped" securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. There were no option contracts open or outstanding as of April 30, 2008.

Futures: The Long/Short Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at April 30, 2008.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Income from security lending" in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term instruments, in an amount at least equal to the current market value of the loaned securities. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio's Statement of Assets and Liabilities and Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of April 30, 2008.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by a broker are included in the "Cash collateral on deposit at broker" on the Statement of Assets and Liabilities. The "Short position flex fees" on the Statement of Operations are fees charged by the broker for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2008, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $35,531,429 and $32,101,696, respectively, and cash in the amount of $25,592,701 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Exchange-traded Funds: All Portfolios may invest in shares of exchange-traded funds ("ETFs"). An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. To the extent that advisory or other fees paid by an ETF are for the same or similar services as the fees paid by the Long/Short Portfolio, there will be a layering of fees, which would increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Philadelphia International, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Long/Short and Total Market Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the "Code").

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

On October, 31, 2007, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2008	2009	2010	2011	2012
Tax-Exempt Cash Portfolio	$—	$128,382	$—	$—	$—
Core Fixed Income Portfolio	2,482,005	—	—	—	—
U.S. Emerging Growth Portfolio	—	562,713	427,605	427,605	—
Long/Short Portfolio	—	—	—	—	—
Total Market Portfolio	—	—	—	—	—

	Expiring October 31,
Portfolio	2013	2014	2015
Tax-Exempt Cash Portfolio	$—	$—	$—
Core Fixed Income Portfolio	—	435,604	—
U.S. Emerging Growth Portfolio	—	—	—
Long/Short Portfolio	—	85,999	7,438,452
Total Market Portfolio	—	—	2,501,922

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2007, substantially all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2007, the following Portfolios utilized capital loss carryforwards of the following:

Government Cash Portfolio	$4,173
Core Fixed Income Portfolio	168,900
U.S. Emerging Growth Portfolio	780,435

During the year ended October 31, 2007, Tax Exempt Cash Portfolio had a capital loss carry forward of $7,168 expire.

As of October 31, 2007, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total* Distributable Earnings
Government Cash Portfolio	$—	$3,247,400	$—	$3,247,400
Tax-Exempt Cash Portfolio	1,790,162	—	—	1,790,162
Core Fixed Income Portfolio	—	805,271	—	(1,761,389)
Strategic Equity Portfolio	—	—	447,317	25,196,465
Small Cap Equity Portfolio	—	—	—	57,456,376
Large Cap Value Portfolio	—	15,281	5,055	6,273,013
International Portfolio	—	1,661,681	7,496,369	299,731,485
Philadelphia International Fund	—	2,958,024	5,202,621	161,185,473
US Emerging Growth Portfolio	—	—	—	3,376,202
Large Cap 100 Portfolio	—	—	—	21,927,620
Large Cap Growth Portfolio	—	3,924	—	8,889,515
Long/Short Portfolio	—	130,248	—	(2,441,503)
Total Market Portfolio	—	49,120	—	301,390

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), has served as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Long/Short and Total Market Portfolios, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust's wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash and Tax-Exempt Cash Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients, the investors in the Portfolios are the clients of Glenmede Trust, for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management. The Small Cap Equity, Strategic Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio's average daily net assets. The Core Fixed Income and International Portfolios pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio's average daily net assets.

The Long/Short and Total Market Portfolios pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio's average daily net assets. Prior to February 29, 2008, the Advisor contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these portfolios were 0.75%. Effective February 29, 2008, the Advisor decreased its contractual waiver so that the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio's average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2009. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP ("PIA"), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the period ended April 30, 2008.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio's average daily net assets.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio's average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100, Large Cap Growth, Long/Short and Total Market Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio's average daily net assets. The International, U.S. Emerging Growth Portfolios and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio's average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC ("Quasar") serves as distributor of the Portfolios' shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. Investors Bank & Trust Company, the Portfolio's former administrator paid Quasar's fees through June 2008 and the Advisor is currently paying Quasar's out-of-pocket expenses.

Effective January 1, 2007, the annual fee for each Board member increased from $24,000 to $34,000. In addition to the annual fee, the Fund pays each Board member $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the period ended April 30, 2008 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the period ended April 30, 2008, cost of purchases and proceeds from sales of investment securities other than US government securities and short-term securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$4,360,372	$21,413,768
Strategic Equity Portfolio	59,998,293	47,209,842
Small Cap Equity Portfolio	77,793,289	67,919,156
Large Cap Value Portfolio	44,137,536	47,420,403
International Portfolio	162,425,895	275,806,674
Philadelphia International Fund	87,224,927	145,134,376
U.S. Emerging Growth Portfolio	19,842,433	21,323,472

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Portfolio	Purchases	Sales
Large Cap 100 Portfolio	$74,867,831	$81,770,607
Large Cap Growth Portfolio	51,484,884	43,244,052
Long/Short Portfolio	47,908,990	44,178,175
Total Market Portfolio	29,037,558	34,376,438

For the period ended April 30, 2008, cost of purchases and proceeds from sales of long-term US government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$84,007,244	$57,276,314

As of April 30, 2008, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$5,552,034	$572,899	$4,979,135
Strategic Equity Portfolio	15,914,990	3,354,037	12,560,953
Small Cap Equity Portfolio	40,777,683	17,932,450	22,845,233
Large Cap Value Portfolio	2,865,683	439,493	2,426,190
International Portfolio	188,465,127	53,888,897	134,576,230
Philadelphia International Fund	102,504,301	32,732,937	69,771,364
U.S. Emerging Growth Portfolio	3,964,558	2,871,345	1,093,213
Large Cap 100 Portfolio	18,076,879	7,367,561	10,709,318
Large Cap Growth Portfolio	7,174,807	4,690,777	2,484,030
Long/Short Portfolio	7,088,263	3,291,350	3,796,913
Total Market Portfolio	4,095,293	2,869,962	1,225,331

4. Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended 04/30/08	Year Ended 10/31/07
Government Cash Portfolio:
Sold	$2,044,929,746	$4,242,294,929
Issued as reinvestment of dividends	55,728	134,554
Redeemed	(2,085,333,423)	(4,109,432,114)
Net increase	$(40,347,949)	$132,997,369
Tax-Exempt Cash Portfolio:
Sold	$1,992,402,849	$2,747,183,199
Redeemed	(1,709,375,486)	(2,805,912,923)
Net increase (decrease)	$283,027,363	$(58,729,724)

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/08		Year Ended 10/31/07
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	2,095,884	$22,837,616	2,066,898	$21,783,262
Issued as reinvestment of dividends	39,258	423,951	89,774	945,313
Redeemed	(757,495)	(8,186,847)	(1,492,244)	(15,727,591)
Net increase	1,377,647	$15,074,720	664,428	$7,000,984
Strategic Equity Portfolio:
Sold	924,956	$16,733,510	678,455	$13,287,400
Issued as reinvestment of dividends	24,908	468,321	191,934	3,778,807
Redeemed	(217,637)	(3,878,347)	(637,565)	(11,990,017)
Net increase	732,227	$13,323,484	232,824	$5,076,190
Small Cap Equity Portfolio (Advisor Class):
Sold	1,767,703	$26,301,156	1,613,556	$29,233,649
Issued as reinvestment of dividends	4,868	70,079	1,943,238	32,257,749
Redeemed	(1,298,413)	(19,486,119)	(2,098,301)	(36,805,522)
Net increase (decrease)	474,158	$6,885,116	1,458,493	$24,685,876
Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	1,730	$30,000
Issued as reinvestment of dividends	—	1	11	184
Redeemed	—	—	(1,730)	(31,817)
Net increase (decrease)	—	$1	11	$(1,633)
Large Cap Value Portfolio:
Sold	287,749	$2,829,616	874,149	$10,147,127
Issued as reinvestment of dividends	14,042	139,999	438,517	4,722,529
Redeemed	(617,458)	(6,287,453)	(1,717,515)	(20,454,630)
Net increase	(315,667)	$(3,317,838)	(404,849)	$(5,584,974)
International Portfolio:
Sold	534,965	$9,381,991	2,319,012	$48,900,476
Issued as reinvestment of dividends	505,950	8,997,650	7,224,498	136,569,373
Redeemed	(7,345,046)	(127,864,393)	(6,900,188)	(150,164,859)
Net increase (decrease)	(6,304,131)	$(109,484,752)	2,643,322	$35,304,990
Philadelphia International Fund:
Sold	2,786,486	$49,922,082	6,196,219	$131,353,927
Issued as reinvestment of dividends	433,479	7,827,536	2,753,307	54,582,905
Redeemed	(5,779,124)	(104,066,799)	6,206,229)	(130,868,731)
Net increase (decrease)	(2,559,159)	$(46,317,181)	2,743,297	$55,068,101
U.S. Emerging Growth Portfolio:
Sold	625,094	$4,012,323	882,553	$6,698,063
Issued as reinvestment of dividends	—	—	340,091	2,445,259
Redeemed	(819,835)	(5,393,385)	(694,465)	(5,297,450)
Net increase (decrease)	(194,741)	$(1,381,062)	528,179	$3,845,872

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/08		Year Ended 10/31/07
	Shares	Amount	Shares	Amount
Large Cap 100 Portfolio:
Sold	619,584	$7,905,216	3,567,395	$49,131,385
Issued as reinvestment of dividends	370	4,744	340,290	4,679,117
Redeemed	(1,224,796)	(15,412,736)	(750,211)	(10,369,580)
Net increase	(604,842)	$(7,502,776)	3,157,474	$43,440,922
Large Cap Growth Portfolio:
Sold	1,110,886	$14,556,087	2,271,058	$31,501,644
Issued as reinvestment of dividends	683	8,808	164,464	2,290,547
Redeemed	(494,069)	(6,237,945)	(284,475)	(3,935,213)
Net increase	617,500	$8,326,950	2,151,047	$29,856,978
Long/Short Portfolio:
Sold	497,379	$4,702,395	3,527,096	$35,444,327
Issue as reinvestment of dividends	2,750	26,086	5,068	49,696
Redeemed	(851,431)	(8,091,563)	(776,461)	(7,618,842)
Net increase	(351,302)	$(3,363,082)	2,755,703	$27,875,181
Total Market Portfolio:
Sold	784,304	$7,363,924	3,907,076	$40,400,758
Issued as reinvestment of dividends	2,228	21,233	496	5,079
Redeemed	(1,346,389)	(12,793,900)	(329,260)	(3,334,742)
Net increase	(559,857)	$(5,408,743)	3,578,312	$37,071,095

As of April 30, 2008, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The following Portfolios have shareholders which, to the Fund's knowledge, own beneficially 10% or more of the shares outstanding of the Portfolios as of April 30, 2008. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Government Cash Portfolio	1	19%
Core Fixed Income Portfolio	1	23%
Small Cap Equity Portfolio (Advisor Class)	2	31%
Small Cap Equity Portfolio (Institutional Class)	1	100%
Large Cap Value Portfolio	2	22%
International Portfolio	1	30%

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

5. Lending of Portfolio Securities

As of April 30, 2008, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Government Cash Portfolio	$16,120,429	$16,446,593	2.09
Core Fixed Income Portfolio	30,112,195	30,722,743	11.75
Strategic Equity Portfolio	4,156,604	4,251,122	3.74
Small Cap Equity Portfolio	58,053,051	59,537,662	19.65
Large Cap Value Portfolio	1,170,309	1,196,545	3.16
International Portfolio	118,933,431	125,001,450	13.25
Philadelphia International Fund	75,544,856	79,387,187	14.21
U.S. Emerging Growth Portfolio	7,876,118	8,074,914	19.88
Large Cap 100 Portfolio	12,027,310	12,295,574	8.13

6. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (SFAS 161). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2008 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Assets:
Investments[1]:
Investments at value	$24,751,467	$16,543,708
Cash	1,687,650	32,525
Receivable from Administrator	8,280	25,602
Interest receivable	350,039	206,523
Prepaid expenses	4,790	3,207
Total assets	26,802,226	16,811,565
Liabilities:
Payable for securities purchased	376,348	—
Tax expense payable (Note 1)	5,159	16,254
Payable for Trustees' fees	1,185	841
Accrued expenses	6,769	5,867
Total liabilities	389,461	22,962
Net Assets	$26,412,765	$16,788,603
Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,541	1,634
Paid-in capital in excess of par value	26,183,258	16,530,447
Undistributed net investment income	74,367	56,691
Accumulated net realized gain (loss) from investment transactions	(97,362)	21,400
Net unrealized appreciation on investments	249,961	178,431
Total Net Assets	26,412,765	16,788,603
Shares Outstanding	2,540,733	1,633,621
Net Asset Value Per Share	$10.40	$10.28
[1] Investments at cost	$24,501,506	$16,365,277

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2008 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Investment income:
Interest	$453,760	$310,954
Other income	3,121	9,348
Total investment income	456,881	320,302
Expenses:
Administration, transfer agent and custody fees	12,045	11,271
Tax expense (Note 1)	644	2,058
Professional fees	9,440	5,820
Shareholder report expenses	408	271
Shareholder servicing fees	17,891	11,691
Trustees' fees and expenses	2,408	2,458
Registration and filing fees	1,953	1,332
Other expenses	1,020	709
Total expenses	45,809	35,610
Less expenses waived/reimbursed	(6,526)	(6,037)
Net expenses	39,283	29,573
Net investment income	417,598	290,729
Realized and unrealized gain (loss):
Net realized gain (loss) on: Investment transactions	(58,657)	21,400
Net change in unrealized gain of: Investments	105,179	62,370
Net realized and unrealized gain	46,522	83,770
Net increase in net assets resulting from operations	$464,120	$374,499

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2008 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$417,598	$290,729
Net realized gain (loss) on:
Investment transactions	(58,657)	21,400
Net change in unrealized gain of:
Investments	105,179	62,370
Net increase in net assets resulting from operations	464,120	374,499
Distributions to shareholders from:
Net investment income	(383,678)	(260,114)
Net increase in net assets from capital share transactions .	3,748,346	1,189,029
Net increase in net assets	3,828,788	1,303,414
NET ASSETS:
Beginning of period	22,583,977	15,485,189
End of period	$26,412,765	$16,788,603
Undistributed net investment
income included in net assets at end of period	$74,367	$56,691

For the Year Ended October 31, 2007

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$802,678	$578,430
Net realized gain on:
Investment transactions	61,534	110,767
Net change in unrealized loss of:
Investments	(121,931)	(149,492)
Net increase in net assets resulting from operations	742,281	539,705
Distributions to shareholders from:
Net investment income	(831,258)	(606,585)
Net realized gain on investments	—	(15,161)
Net increase (decrease) in net assets from capital share transactions	242,638	(1,232,132)
Net increase (decrease) in net assets	153,661	(1,314,173)
NET ASSETS:
Beginning of year	22,430,316	16,799,362
End of year	$22,583,977	$15,485,189
Undistributed net investment
income included in net assets at end of year	$40,447	$26,076

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Muni Intermediate Portfolio
	For the Six Months Ended April 30, 2008[1]	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.35	$10.39	$10.36	$10.67	$10.69	$10.64
Income from investment operations:
Net investment income	0.18	0.37	0.37	0.37	0.39	0.43
Net realized and unrealized gain (loss) on investments	0.04	(0.03)	0.03	(0.31)	(0.02)	0.06
Total from investment operations	0.22	0.34	0.40	0.06	0.37	0.49
Distributions to shareholders from:
Net investment income	(0.17)	(0.38)	(0.37)	(0.37)	(0.39)	(0.44)
Total distributions	(0.17)	(0.38)	(0.37)	(0.37)	(0.39)	(0.44)
Net asset value, end of period	$10.40	$10.35	$10.39	$10.36	$10.67	$10.69
Total return	2.13%[2]	3.36%	3.97%	0.55%	3.49%	4.67%
Net assets, end of period (in 000s)	$26,413	$22,584	$22,430	$20,746	$19,270	$20,320
Ratio of operating expenses before reimbursements to net assets	0.55%[3]	0.39%	0.29%	0.29%	0.29%	0.20%
Ratio of operating expenses after reimbursements to average net assets	0.33%[3]	0.30%	0.29%	0.29%	0.29%	0.20%
Ratio of net investment income to average net assets	3.50%[3]	3.56%	3.63%	3.49%	3.58%	4.03%
Portfolio turnover rate	15%	18%	17%	17%	28%	12%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	New Jersey Muni Portfolio
	For the Six Months Ended April 30, 2008[1]	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.20	$10.25	$10.25	$10.61	$10.73	$10.71
Income from investment operations:
Net investment income	0.19	0.37	0.38	0.37	0.40	0.44
Net realized and unrealized gain (loss) on investments	0.06	(0.02)	0.00 [2]	(0.27)	(0.11)	0.03
Total from investment operations	0.25	0.35	0.38	0.10	0.29	0.47
Distributions to shareholders from:
Net investment income	(0.17)	(0.39)	(0.38)	(0.38)	(0.41)	(0.45)
Net realized capital gains	—	(0.01)	—	(0.08)	—	—
Total distributions	(0.17)	(0.40)	(0.38)	(0.46)	(0.41)	(0.45)
Net asset value, end of period	$10.28	$10.20	$10.25	$10.25	$10.61	$10.73
Total return	2.47%[3]	3.46%	3.84%	0.94%	2.78%	4.46%
Net assets, end of period (in 000s)	$16,789	$15,485	$16,799	$16,556	$18,329	$19,535
Ratio of operating expenses before reimbursements to net assets	0.98%[4]	0.57%	0.29%	0.31%	0.28%	0.20%
Ratio of operating expenses after reimbursements to average net assets	0.38%[4]	0.32%	0.29%	0.31%	0.28%	0.20%
Ratio of net investment income to average net assets	3.73%[4]	3.61%	3.74%	3.62%	3.73%	4.09%
Portfolio turnover rate	14%	19%	15%	31%	33%	9%

1  Unaudited.

2  Amount rounds to less than $0.01 per share.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — 93.7%
	Pennsylvania — 87.3%
$500,000	Allegheny County Hospital Development Authority Revenue, Bonds University of Pittsburgh Medical Center, Series A, 5.00% due 9/1/17	$519,125
100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured), 5.375% due 11/1/14	108,038
200,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-57, (FGIC Insured), 5.00% due 11/1/22	207,410
	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured) :
200,000	5.00% due 3/1/17	210,958
560,000	5.00% due 3/1/18	587,670
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30% due 3/1/10	310,803
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured), 5.00% due 12/1/17	106,619
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured), 5.375% due 12/1/15	537,210
500,000	Ambridge, PA, Area School District, General Obligation Unlimited, (MBIA Insured) Prerefunded 11/1/14 @ 100, 5.50% due 11/1/29	565,245
500,000	Berks Country, PA, General Obligation Unlimited, (MBIA Insured), 4.40% due 11/1/23	500,000
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00% due 10/1/17	538,865
750,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series A, 5.00% due 8/1/16	825,645
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured), 5.00% due 11/1/20	543,270
240,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125% due 7/1/10	249,617
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured), 5.00% due 11/15/17	335,988
95,000	Dauphin County, PA, Unrefunded Balance, (AMBAC Insured), 5.00% due 11/15/17	101,787

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (MBIA Insured), Prerefunded 5/1/14 @ 100 Revenue, 5.00% due 5/1/25	$438,512
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25% due 7/1/16[1]	231,955
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25% due 7/1/16[1]	314,478
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25% due 1/1/12[1]	778,612
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
80,000	6.00% due 1/15/10[1]	83,540
75,000	6.50% due 1/15/11[1]	79,778
300,000	Downington, PA, Area School District, General Obligation Unlimited, 5.50% due 2/1/10	316,068
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured) :
500,000	5.25% due 4/1/14	529,025
500,000	4.90% due 4/1/16	522,730
390,000	Geisinger Authority, PA, Health System, Refunding, 5.00% due 8/15/08	393,198
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding), 5.00% due 2/15/18	432,228
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100, 5.00% due 12/1/33	268,082
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), Escrowed to Maturity, 5.50% due 5/15/11	216,306
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured), 5.00% due 3/1/20[2]	374,916
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90% due 9/1/09	100,941

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured) 4.00% due 10/1/09	$300,345
630,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00% due 3/15/18	673,766
20,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00% due 4/1/12	21,280
600,000	Lehigh County, PA, General Obligation Unlimited, Series A, 5.00% due 11/15/18	653,406
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding), 5.00% due 11/15/17	269,500
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25% due 11/15/09	444,371
325,000	Northampton County, PA, Prerefunded 8/15/09 @ 100, 5.00% due 8/15/13	336,563
175,000	Northampton County, PA, Unrefunded Balance, 5.00% due 8/15/13	179,554
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60% due 11/15/10	325,507
235,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20% due 11/1/13	254,371
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00% due 7/1/09	228,494
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (AMBAC Insured), 5.00% due 8/15/20	525,960
435,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (MBIA Insured), 5.375% due 1/1/15	436,749
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00% due 8/15/10	527,595

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Pennsylvania State Higher Educational Facilties Authority Revenue, (AMBAC Insured) 5.60% due 6/1/23	$500,000
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S, 5.50% due 6/1/15	550,055
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured), 5.00% due 6/1/15	104,765
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured) :
145,000	5.25% due 12/1/13	148,680
60,000	5.25% due 12/1/14	61,523
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Prerefunded, Series A (AMBAC Insured), Prerefunded 12/1/08 @101 :
85,000	5.25% due 12/1/13	87,405
30,000	5.25% due 12/1/14	30,849
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured), 5.00% due 12/1/17	266,585
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured) :
20,000	5.25% due 12/1/13	20,464
10,000	5.25% due 12/1/14	10,232
250,000	Pennsylvania State University, Series B, 5.25% due 8/15/21	278,512
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25% due 10/1/10	130,945
500,000	Pennsylvania Turnpike Commission Revenue, Refunding, Series A (FSA Insured), 5.25% due 7/15/21	556,810
400,000	Philadelphia, PA, General Obligation Unlimited, (FSA Insured), 5.00% due 9/15/11	422,908
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured), Prerefunded 3/15/11 @100 :
500,000	5.25% due 9/15/13	535,440
150,000	5.25% due 9/15/16	160,632
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25% due 5/15/09	516,960

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured) :
$540,000	5.25% due 11/15/16	$586,483
250,000	5.25% due 11/15/18	267,055
160,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20% due 1/15/13	172,842
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, (FGIC Insured), 4.85% due 7/1/11	250,780
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50% due 9/1/10	100,681
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100, 5.25% due 2/1/12	267,020
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding), 5.375% due 4/1/14	269,042
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50% due 5/1/15	264,895
		23,067,643
	Puerto Rico — 6.4%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @100, 5.00% due 7/1/34	110,119
500,000	Puerto Rico Electric Power Authority Power Revenue, Refunding, (FSA Insured), Series VV, 5.25% due 7/1/27	535,775
1,000,000	Puerto Rico Electric Power Authority Power Revenue, Refunding, Series UU, (FSA Insured), 5.00% due 7/1/23	1,037,930
		1,683,824
	TOTAL MUNICIPAL BONDS (Cost $24,501,506)	24,751,467

TOTAL INVESTMENTS (Cost $24,501,506)[3]	93.7%	$24,751,467
OTHER ASSETS IN EXCESS OF LIABILITIES	6.3	1,661,298
NET ASSETS	100.0%	$26,412,765

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

*  Percentages indicated are based on net assets.

1  This is a joint regional authority.

2  When-issued security.

3  Aggregate cost for federal tax purposes was $24,501,506.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
CREDIT QUALITY

On April 30, 2008, credit quality of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	66.5%	$17,566,338
Aa	18.8	4,960,701
A	1.7	458,190
S&P'S CREDIT RATING:
A	3.0	798,628
FITCH'S CREDIT RATING:
AAA	1.0	249,617
NOT RATED:
Not Rated	2.7	717,993
TOTAL MUNICIPAL BONDS	93.7%	$24,751,467
TOTAL INVESTMENTS	93.7%	$24,751,467

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — 98.5%
	Delaware — 6.3%
$500,000	Delaware River & Bay Authority, Development Revenue, (MBIA Insured) : 5.00% due 1/1/17[1]	$531,095
500,000	5.00% due 1/1/19[1]	528,990
		1,060,085
	New Jersey — 80.9%
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed), 4.50% due 12/15/19	527,490
370,000	Brigantine, NJ, (MBIA Insured), 5.00% due 8/15/12	370,640
450,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, (AMBAC Insured), 5.25% due 1/1/18	485,671
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100, 5.125% due 7/15/10	155,280
440,000	Demarest, NJ, School District, (FSA Insured), 5.00% due 2/15/18	485,558
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00% due 2/1/14	261,660
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00% due 8/15/12	208,158
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00% due 4/1/16	271,805
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00% due 3/1/13	250,785
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), Prerefunded 5/14/08 @100, 5.00% due 2/1/09	204,224
100,000	Mercer County, NJ, Improvement Authority Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20% due 9/15/08	101,289

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$120,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed), 5.45% due 9/15/11	$120,286
	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured) :
195,000	5.00% due 12/1/12	207,030
250,000	5.20% due 12/1/14	266,667
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Muni Government Guaranteed), 5.25% due 12/1/16	108,886
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured) :
55,000	5.00% due 12/1/12	57,356
125,000	5.20% due 12/1/14	130,933
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded 12/1/08 @ 100, (MBIA Insured), 5.00% due 12/1/13	81,357
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00% due 12/1/13	20,235
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured), 5.00% due 9/1/21	427,448
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, (AMBAC Insured), Series A, 5.00% due 10/15/16	393,199
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured), 5.00% due 3/1/18	481,491
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured), 5.25% due 3/1/12	323,598
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center, 5.00% due 7/1/16	260,185
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125% due 9/1/14	511,780

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Prerefunded, 3/1/16 @100, 5.00% due 3/1/17	$71,661
185,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, (AMBAC Insured), Series A, Unrefunded, 5.00% due 3/1/17	200,986
135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity, 5.00% due 3/1/10	141,264
115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded, 5.00% due 3/1/10	120,082
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100, 5.00% due 6/15/16	215,978
300,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey (AMBAC Insured), Series A, 4.33% due 7/1/29	300,000
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D, 5.00% due 7/1/19	272,452
100,000	New Jersey State Educational Facilities Authority Revenue, Institutional Advanced Studies, Series F, Prerefunded 7/1/08 @100, 5.00% due 7/1/09	100,487
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured), 5.00% due 9/1/14	548,520
500,000	New Jersey State Educational Facilities Authority, Montclair State University, (MBIA Insurer), Series J, 5.25% due 7/1/17	548,960
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A, 5.00% due 9/1/16	545,330
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured), 5.00% due 7/1/17	268,092

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$200,000	New Jersey State Health Care Facilities Financing Authority Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00% due 7/1/09	$202,390
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B :
295,000	5.55% due 11/1/09	306,119
165,000	5.75% due 11/1/11	171,717
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured), 5.00% due 6/15/17	264,113
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, (FGIC Insured), Series A, 5.25% due 6/15/14	612,304
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, 5.75% due 1/1/18	72,460
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100, 5.75% due 1/1/18	189,743
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity, 5.00% due 6/15/11	267,300
500,000	New Jersey State, General Obligation Unlimited, 5.00% due 6/1/20	534,850
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25% due 9/1/13	10,021
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25% due 6/1/15	214,002
500,000	Union County, NJ, 5.00% due 3/1/17	527,510
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35% due 3/15/10	157,665
		13,577,017
	Pennsylvania — 5.0%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25% due 7/1/16[1]	469,304

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2008 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured), 5.00% due 7/1/13[1]	$123,621
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity :
55,000	5.625% due 1/15/09[1]	56,168
115,000	6.00% due 1/15/10[1]	120,089
70,000	6.50% due 1/15/11[1]	74,459
		843,641
	Puerto Rico — 6.3%
500,000	Puerto Rico Electric Power Authority Power Revenue, Refunding, (FSA Insured), Series VV, 5.25% due 7/1/27	535,775
500,000	Puerto Rico Municipal Finance Agency, (FSA Insured), Series A, 5.25% due 8/1/18	527,190
		1,062,965
	TOTAL MUNICIPAL BONDS (Cost $16,365,277)	16,543,708

TOTAL INVESTMENTS (Cost $16,365,277)[2]	98.5%	$16,543,708
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	244,895
NET ASSETS	100.0%	$16,788,603

*  Percentages indicated are based on net assets.

1  This is a joint regional authority.

2  Aggregate cost for federal tax purposes was $16,365,277.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
CREDIT QUALITY

On April 30, 2008, credit quality of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	86.7%	$14,566,561
Aa	8.6	1,441,600
A	3.2	535,547
TOTAL MUNICIPAL BONDS	98.5%	$16,543,708
TOTAL INVESTMENTS	98.5%	$16,543,708

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2008, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the "Board"). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

As of October 31, 2007, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2013	2014	2015
Muni Intermediate Portfolio	$—	$17,812	$20,893

During the year ended October 31, 2007, the following Portofolios utilized capital loss carryforwards of the following:

New Jersey Portfolio	$—	$1,321

As of October 31, 2007, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Muni Intermediate Portfolio	$40,447	$—	$—	$146,524
New Jersey Muni Portfolio	26,076	—	—	142,137

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

As of October 31, 2007, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$831,258	$—	$—
New Jersey Muni Portfolio	607,662	—	14,084

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

For the year ended October 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments, dividend reclasses, prior period adjustments, and expired capital loss carryforwards were identified and reclassified among the components of the Fund's net assets as follows:

Portfolio	Accumulated Net Invesment Income	Net Realized Loss	Paid-in Capital
Muni Intermediate Portfolio	$—	$(45,022)	$45,022
New Jersey Muni Portfolio	(1,078)	(94,010)	95,088

As a result of the incorrect recording of certain corporate actions in the New Jersey Muni Portfolio and Muni Intermediate Portfolio discovered during 2007, capital losses were inaccurately realized in 2005 and 2006 in those two Portfolios. State Street Bank and Trust Company, as successor administrator to the Portfolios, has agreed to reimburse the Portfolios for the amount of the federal income taxes, interest and penalties payable by the Portfolios on account of the error, in amounts estimated at $40,000 and $20,000, respectively. In fiscal 2008, the New Jersey Muni Portfolio will make a distribution of approximately $20,000 to shareholders related to the same matter.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), has served as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust's wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients, the investors in the Portfolios are the clients of Glenmede Trust, for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management.

The Muni Intermediate and New Jersey Muni Portfolios each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio's average daily net assets.

State Street Bank and Trust Company ("State Street") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and the Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at State Street.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Quasar Distributors, LLC ("Quasar") serves as distributor of the Portfolios' shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. IBT paid Quasar's fees through June 2008 and the Advisor is currently paying Quasar's out-of-pocket expenses.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2008, include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the six months ended April 30, 2008, cost of purchases and proceeds from sales of investment securities other than US government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$6,226,893	$3,483,920
New Jersey Muni Portfolio	3,473,666	2,131,652

As of April 30, 2008, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$303,540	$53,579	$249,961
New Jersey Muni Portfolio	143,823	27,762	116,061

4. Shares of Beneficial Interest

As of April 30, 2008, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended 04/30/08		Year Ended 10/31/07
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	445,839	$4,654,203	471,025	$4,860,644
Issued as reinvestment of dividends		—	—
Redeemed	(86,664)	(905,857)	(448,719)	(4,618,006)
Net increase	359,175	$3,748,346	22,306	$242,638
New Jersey Muni Portfolio:
Sold	211,473	$2,174,302	233,496	$2,374,002
Issued as reinvestment of dividends	—	—	1,479	15,159
Redeemed	(96,182)	(985,273)	(355,887)	(3,621,293)
Net increase	115,291	$1,189,029	(120,912)	$(1,232,132)

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

5. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (SFAS 161). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds' investment advisors and sub-advisor use to vote proxies relating to the Funds' portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's (the "SEC") website at http://www.sec/gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the "Company") are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

•  Information we receive from you on applications or other forms; and

•  Information about your transactions with us or others;

•  Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. If you have any questions about our privacy policies, please call 1-800-442-8299.

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund's investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)	By: /s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	July 2, 2008